UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-05577
The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
100 Summer Street, Floor 7
SUM0703
Boston, MA 02111
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31
Date of Reporting Period: April 30, 2016

Item 1.	Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2016

     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

  1

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2015)	(April 30, 2016)	Ratio	April 30, 2016)

Government Cash Portfolio
Actual	$1,000.00	$1,000.70	0.17%	$0.85
Hypothetical (5% return less expenses)	1,000.00	1,024.00	0.17	0.86
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% return less expenses)	1,000.00	1,024.60	0.06	0.30
Core Fixed Income Portfolio
Actual	1,000.00	1,023.20	0.54	2.72
Hypothetical (5% return less expenses)	1,000.00	1,022.20	0.54	2.72
Strategic Equity Portfolio
Actual	1,000.00	1,030.80	0.85	4.29
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2015)	(April 30, 2016)	Ratio	April 30, 2016)

Small Cap Equity Portfolio - Advisor
Actual	$1,000.00	$982.70	0.92%	$4.54
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.92	4.62
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	983.80	0.72	3.55
Hypothetical (5% return less expenses)	1,000.00	1,021.30	0.72	3.62
Mid Cap Equity Portfolio - Advisor
Actual	1,000.00	928.10	1.00	4.79
Hypothetical (5% return less expenses)	1,000.00	1,019.90	1.00	5.02
Large Cap Value Portfolio
Actual	1,000.00	1,006.50	0.91	4.54
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.91	4.57
U.S. Emerging Growth Portfolio
Actual	1,000.00	967.20	0.96	4.70
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.96	4.82
Large Cap Core Portfolio - Advisor
Actual	1,000.00	986.00	0.89	4.39
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.89	4.47
Large Cap Core Portfolio - Institutional**
Actual	1,000.00	986.40	0.69	2.30
Hypothetical (5% return less expenses)	1,000.00	1,014.50	0.69	2.34
Large Cap Growth Portfolio - Advisor
Actual	1,000.00	985.80	0.89	4.39
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.89	4.47
Large Cap Growth Portfolio - Institutional***
Actual	1,000.00	986.60	0.69	3.33
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.69	3.39
Long/Short Portfolio
Actual	1,000.00	1,008.00	1.18	5.89
Hypothetical (5% return less expenses)	1,000.00	1,019.00	1.18	5.92
Total Market Portfolio
Actual	1,000.00	985.40	1.25	6.17
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.27

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2015)	(April 30, 2016)	Ratio	April 30, 2016)

High Yield Municipal Portfolio****
Actual	$1,000.00	$1,034.20	1.00%	$3.61
Hypothetical (5% return less expenses)	1,000.00	1,014.20	1.00	3.58
Responsible ESG U.S. Equity Portfolio****
Actual	1,000.00	1,029.60	1.00	3.60
Hypothetical (5% return less expenses)	1,000.00	1,014.20	1.00	3.58
Women in Leadership U.S. Equity Portfolio****
Actual	1,000.00	1,028.00	1.20	4.32
Hypothetical (5% return less expenses)	1,000.00	1,013.50	1.20	4.29
Secured Options Portfolio
Actual	1,000.00	982.40	0.86	4.24
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.86	4.32
International Secured Options Portfolio
Actual	1,000.00	959.60	0.94	4.58
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.94	4.72
International Portfolio
Actual	1,000.00	980.00	1.08	5.18
Hypothetical (5% return less expenses)	1,000.00	1,019.50	1.08	5.42

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).
**	The Institutional class commenced operations on December 30, 2015. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (123 days) (the Portfolio began accruing expenses for this class on December 30, 2015), and divided by the number of days in the calendar year (366 days).
***	The Institutional class commenced operations on November 5, 2015. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (178 days) (the Portfolio began accruing expenses for this class on November 5, 2015), and divided by the number of days in the calendar year (366 days).
****	The Portfolio commenced operations on December 22, 2015. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (130 days) (the Portfolio began accruing expenses on December 22, 2015), and divided by the number of days in the calendar year (366 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Continued)

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2015)	(April 30, 2016)	Ratio	April 30, 2016)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,021.50	0.25%	$1.26
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.25	1.26

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2016 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$444,517,082	$761,974,603	$443,198,296
Repurchase agreements at value	475,592,392	—	27,149,841

Total investments	920,109,474	761,974,603	470,348,137

Cash	—	40,678,448	—
Receivable for fund shares sold	—	—	1,049,985
Interest receivable	1,192,434	1,209,523	3,758,439
Securities lending receivable	180	—	2,162
Prepaid expenses	16,745	18,316	8,419

Total assets	921,318,833	803,880,890	475,167,142

Liabilities:
Payable for securities purchased	—	—	15,451,710
Obligation to return securities lending collateral	—	—	11,013,755
Dividend payable	131,428	67,091	—
Payable for Management fees	—	—	127,054
Payable for Directors’ fees	12,119	10,921	5,699
Payable to Affiliate	76,471	68,561	36,301
Accrued expenses	123,090	98,881	88,181

Total liabilities	343,108	245,454	26,722,700

Net Assets	$920,975,725	$803,635,436	$448,444,442

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$920,942	$803,845	$39,741
Paid-in capital in excess of par value	920,021,283	802,832,423	434,027,988
Undistributed (distributions in excess of) net investment income	38	(32)	453,533
Accumulated net realized gain (loss) from investment transactions	33,462	(800)	193,647
Net unrealized appreciation on investments	—	—	13,729,533

Total Net Assets	$920,975,725	$803,635,436	$448,444,442

Shares Outstanding[3]	920,942,324	803,845,080	39,741,121

Net Asset Value Per Share	$1.00	$1.00	$11.28

[1] Investment at cost	$920,109,474	$761,974,603	$456,618,604
[2] Market value of securities on loan	$—	$—	$10,830,315
[3] Authorized shares	1,490,000,000	1,490,000,000	160,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2016 — (Unaudited)

		Small	Mid
	Strategic	Cap	Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$171,688,571	$2,628,210,697	$25,431,946
Repurchase agreements at value	2,574,863	53,927,091	376,882

Total investments	174,263,434	2,682,137,788	25,808,828

Receivable from Advisor	—	—	5,207
Receivable for securities sold	456,730	5,392,962	357,134
Receivable for fund shares sold	185,929	4,314,634	—
Dividends receivable	203,306	275,910	9,527
Interest receivable	1	30	—
Securities lending receivable	528	33,919	911
Prepaid expenses	2,756	40,244	541

Total assets	175,112,684	2,692,195,487	26,182,148

Liabilities:
Due to custodian	—	98,879	—
Payable for securities purchased	476,387	15,267,346	362,819
Obligation to return securities lending collateral	6,911,335	188,749,109	3,606,491
Payable for fund shares redeemed	50,251	1,670,010	—
Payable for Management fees	74,725	1,110,193	11,548
Payable for Directors’ fees	2,130	30,391	332
Payable to Affiliate	27,173	333,340	5,239
Accrued expenses	33,832	434,989	12,482

Total liabilities	7,575,833	207,694,257	3,998,911

Net Assets	$167,536,851	$2,484,501,230	$22,183,237

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$8,128	$96,556	$2,207
Paid-in capital in excess of par value	109,479,695	2,323,794,529	23,635,158
Undistributed net investment income	240,484	2,468,236	66,643
Accumulated net realized gain (loss) from investment transactions	5,445,578	(45,591,352)	(2,676,819)
Net unrealized appreciation on investments	52,362,966	203,733,261	1,156,048

Total Net Assets	$167,536,851	$2,484,501,230	$22,183,237

Shares Outstanding[3]	8,128,360	96,555,848	2,206,756

Net Asset Value Per Share	$20.61	$—	$—

Advisor Class — based on net assets of $1,422,047,222 and $22,183,237, respectively, and shares outstanding of 56,221,817 and 2,206,756, respectively	—	25.29	10.05

Institutional Class — based on net assets of $1,062,454,008 and shares outstanding of 40,334,031	—	26.34	—

[1] Investment at cost	$121,900,468	$2,478,404,527	$24,652,780
[2] Market value of securities on loan	$6,747,865	$180,450,796	$3,515,307
[3] Authorized shares	150,000,000	—	—
Authorized shares - Advisor Class	—	180,000,000	120,000,000
Authorized shares - Institutional Class	—	135,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2016 — (Unaudited)

	Large	U.S.	Large
	Cap	Emerging	Cap
	Value	Growth	Core
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$72,346,778	$53,605,006	$2,158,140,508
Repurchase agreements at value	220,804	620,903	17,541,676

Total investments	72,567,582	54,225,909	2,175,682,184

Receivable for fund shares sold	16,472	21,044	3,099,176
Dividends receivable	83,223	12,454	1,654,792
Interest receivable	—	—	10
Securities lending receivable	20	1,851	16,089
Prepaid expenses	1,104	824	38,334

Total assets	72,668,401	54,262,082	2,180,490,585

Liabilities:
Payable for securities purchased	—	248,882	12,559,962
Obligation to return securities lending collateral	—	4,715,213	17,470,685
Payable for fund shares redeemed	17,088	20	899,022
Payable for Management fees	32,251	22,016	968,400
Payable for Directors’ fees	942	610	25,923
Payable to Affiliate	11,728	10,008	305,941
Accrued expenses	25,372	12,420	352,175

Total liabilities	87,381	5,009,169	32,582,108

Net Assets	$72,581,020	$49,252,913	$2,147,908,477

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,381	$5,385	$99,121
Paid-in capital in excess of par value	65,183,229	44,069,751	2,011,930,331
Undistributed (distributions in excess of) net investment income	121,135	(1,763)	1,780,618
Accumulated net realized gain (loss) from investment transactions	4,704,035	(490,867)	(33,058,713)
Net unrealized appreciation on investments	2,565,240	5,670,407	167,157,120

Total Net Assets	$72,581,020	$49,252,913	$2,147,908,477

Shares Outstanding[3]	7,381,418	5,384,766	99,121,256

Net Asset Value Per Share	$9.83	$9.15	$—

Advisor Class — based on net assets of $1,866,563,683, and shares outstanding of 86,140,961	—	—	21.67

Institutional Class — based on net assets of $281,344,794 and shares outstanding of 12,980,295	—	—	21.67

[1] Investment at cost	$70,002,342	$48,555,502	$2,008,525,064
[2] Market value of securities on loan	$—	$4,465,728	$17,144,778
[3] Authorized shares	175,000,000	140,000,000	—
Authorized shares - Advisor Class	—	—	155,000,000
Authorized shares - Institutional Class	—	—	155,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2016 — (Unaudited)

	Large Cap		Total
	Growth	Long/Short	Market
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$2,307,150,125	$245,029,648	$89,450,988
Repurchase agreements at value	16,856,598	9,597,306	216,265

Total investments	2,324,006,723	254,626,954	89,667,253

Receivable from Advisor	—	—	16,375
Receivable for fund shares sold	9,388,974	281,156	212,047
Dividends receivable	1,873,737	110,471	44,474
Interest receivable	9	5	—
Securities lending receivable	29,394	4,336	746
Cash collateral on deposit at broker (Note 1)	—	158,609,022	7,520,054
Prepaid expenses	38,451	4,092	1,263

Total assets	2,335,337,288	413,636,036	97,462,212

Liabilities:
Due to custodian	—	6,336	6,663
Obligation to return securities lending collateral	89,261,457	19,110,450	7,520,054
Payable for fund shares redeemed	1,882,662	603	119,879
Dividend payable on securities sold short	—	48,677	4,903
Payable for securities sold short, at value[3]	—	154,914,579	19,988,423
Payable for Management fees	1,007,986	166,822	49,072
Payable for Directors’ fees	26,930	2,962	902
Payable to Affiliate	365,274	39,252	11,548
Accrued expenses	429,892	54,303	46,923

Total liabilities	92,974,201	174,343,984	27,748,367

Net Assets	$2,242,363,087	$239,292,052	$69,713,845

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$92,392	$20,973	$4,833
Paid-in capital in excess of par value	2,094,581,895	232,495,380	58,234,559
Undistributed (distributions in excess of) net investment income	994,484	(1,380,635)	86,135
Accumulated net realized loss from investment transactions	(20,448,019)	(12,301,648)	(368,902)
Net unrealized appreciation on investments	167,142,335	19,960,523	10,871,593
Net unrealized appreciation on securities sold short	—	497,459	885,627

Total Net Assets	$2,242,363,087	$239,292,052	$69,713,845

Shares Outstanding[4]	92,392,410	20,973,401	4,832,673

Net Asset Value Per Share	$—	$11.41	$14.43

Advisor Class — based on net assets of $2,235,109,735, and shares outstanding of 92,093,583	24.27	—	—

Institutional Class — based on net assets of $7,253,352 and shares outstanding of 298,827	24.27	—	—

[1] Investment at cost	$2,156,864,388	$234,666,431	$78,795,660
[2] Market value of securities on loan	$87,079,531	$18,521,134	$7,289,618
[3] Proceeds from securities sold short	$—	$155,412,038	$20,874,050
[4] Authorized shares	—	120,000,000	120,000,000
Authorized shares - Advisor Class	140,000,000	—	—
Authorized shares - Institutional Class	140,000,000	—	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2016 — (Unaudited)

			Women
		Responsible	in
	High	ESG	Leadership
	Yield	U.S.	U.S.
	Municipal	Equity	Equity
	Portfolio[1]	Portfolio[1]	Portfolio[1]
Assets:
Investments[2]:
Investments at value	$98,612,904	$3,184,349	$2,802,482
Repurchase agreements at value	—	1,604,434	1,601,889

Total investments	98,612,904	4,788,783	4,404,371

Cash	1,790,846	—	—
Receivable from Advisor	25,190	11,867	10,122
Receivable for securities sold	509,120	—	—
Dividends receivable	—	1,687	1,617
Interest receivable	1,048,994	1	1
Prepaid expenses	15,161	3,750	3,750

Total assets	102,002,215	4,806,088	4,419,861

Liabilities:
Payable for securities purchased	3,355,427	1,569,669	1,572,350
Payable for Management fees	47,427	747	604
Payable for Directors’ fees	1,031	18	15
Payable to Affiliate	18,241	272	220
Accrued expenses	26,054	4,477	3,730

Total liabilities	3,448,180	1,575,183	1,576,919

Net Assets	$98,554,035	$3,230,905	$2,842,942

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$9,570	$314	$279
Paid-in capital in excess of par value	96,740,317	3,212,232	2,852,731
Undistributed net investment income	169,743	1,835	1,855
Accumulated net realized gain (loss) from investment transactions	56,702	(20,173)	1,003
Net unrealized appreciation (depreciation) on investments	1,577,703	36,697	(12,926)

Total Net Assets	$98,554,035	$3,230,905	$2,842,942

Shares Outstanding[3]	9,569,612	314,431	278,632

Net Asset Value Per Share	$10.30	$10.28	$10.20

[1] Portfolio commenced operations on December 22, 2015.
[2] Investment at cost	$97,035,201	$4,752,086	$4,417,297
[3] Authorized shares	80,000,000	80,000,000	80,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2016 — (Unaudited)

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$400,102,430	$25,347,227	$407,533,085
Repurchase agreements at value	48,219,418	2,508,002	15,721,986

Total investments	448,321,848	27,855,229	423,255,071

Receivable from Advisor	—	—	54,993
Receivable for securities sold	—	—	27,612,324
Receivable for fund shares sold	1,431,701	63,843	577,928
Dividends receivable	—	169,836	2,475,965
Interest receivable	27	—	9
Cash collateral on deposit at broker (Note 1)	5,347,572	1,085,672	—
Foreign tax reclaims receivable	—	70,079	283,187
Prepaid expenses	6,810	396	6,727

Total assets	455,107,958	29,245,055	454,266,204

Liabilities:
Due to custodian	—	—	6,028,138
Payable for securities purchased	—	—	33,921,872
Payable for fund shares redeemed	119,234	—	298,865
Options written, at value[2]	5,953,140	175,230	—
Payable for Management fees	182,504	13,151	248,240
Payable for Directors’ fees	5,121	459	4,777
Payable to Affiliate	66,365	4,782	82,747
Accrued expenses	78,374	16,473	86,770

Total liabilities	6,404,738	210,095	40,671,409

Net Assets	$448,703,220	$29,034,960	$413,594,795

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$38,542	$3,062	$31,426
Paid-in capital in excess of par value	451,043,316	36,500,732	468,548,876
Undistributed (distributions in excess of) net investment income	(1,474,032)	174,001	2,843,923
Accumulated net realized loss from investment transactions	(4,335,064)	(8,506,682)	(71,799,169)
Net unrealized appreciation on investments	2,911,854	778,339	13,970,052
Net unrealized appreciation on options written	518,604	85,508	—
Net unrealized appreciation (depreciation) on foreign currencies	—	—	(313)

Total Net Assets	$448,703,220	$29,034,960	$413,594,795

Shares Outstanding[3]	38,541,867	3,061,849	31,426,490

Net Asset Value Per Share	$11.64	$9.48	$13.16

[1] Investment at cost	$445,409,994	$27,076,890	$409,285,019
[2] Premiums received from options written	$6,471,744	$260,738	$—
[3] Authorized shares	160,000,000	120,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2016 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$1,447,283	$330,584	$5,297,857
Income from security lending	344	—	7,213

Total investment income	1,447,627	330,584	5,305,070

Expenses:
Management fees	—	—	756,516
Administration, transfer agent and custody fees	223,232	216,592	123,520
Professional fees	45,315	42,903	23,824
Shareholder report expenses	11,354	11,547	29,904
Shareholder servicing fees	441,436	424,597	216,147
Directors’ fees and expenses	21,598	21,360	10,788
Registration and filing fees	3,388	3,391	4,575
Other expenses	23,773	23,240	10,306

Total expenses	770,096	743,630	1,175,580

Less expenses waived/reimbursed	(504)	(480,442)	—

Net expenses	769,592	263,188	1,175,580

Net investment income	678,035	67,396	4,129,490

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	37,652	—	230,512

Net change in unrealized gain of:
Investments	—	—	5,853,515

Net realized and unrealized gain	37,652	—	6,084,027

Net increase in net assets resulting from operations	$715,687	$67,396	$10,213,517

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2016 — (Unaudited)

		Small	Mid
	Strategic	Cap	Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$1,550,108	$14,714,793	$253,601
Interest	31	2,975	36
Income from security lending	2,622	156,460	7,108

Total investment income	1,552,761	14,874,228	260,745

Expenses:
Management fees	445,315	6,336,514	77,446
Administration, transfer agent and custody fees	46,786	835,561	18,730
Professional fees	8,334	131,236	1,729
Shareholder report expenses	12,303	243,192	3,042
Shareholder servicing fees	161,933	—	—
Shareholder servicing fees (Advisor Class)	—	1,689,717	35,203
Shareholder servicing fees (Institutional Class)	—	238,103	—
Directors’ fees and expenses	4,060	57,794	684
Registration and filing fees	2,514	45,133	25,300
Other expenses	4,274	99,414	3,285

Total expenses	685,519	9,676,664	165,419

Less expenses waived/reimbursed	—	—	(24,608)

Net expenses	685,519	9,676,664	140,811

Net investment income	867,242	5,197,564	119,934

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	5,475,333	(39,836,549)	(2,549,620)

Net change in unrealized gain (loss) of:
Investments	(1,537,893)	180,120	1,030,798

Net realized and unrealized gain (loss)	3,937,440	(39,656,429)	(1,518,822)

Net increase (decrease) in net assets resulting from operations	$4,804,682	$(34,458,865)	$(1,398,888)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2016 — (Unaudited)

	Large	U.S.	Large
	Cap	Emerging	Cap
	Value	Growth	Core
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$915,529	$281,388	$19,308,674
Interest	16	18	1,100
Income from security lending	14,122	25,444	72,652
Other income	118	—	—

Total investment income	929,785	306,850	19,382,426

Expenses:
Management fees	196,501	125,307	5,149,670
Administration, transfer agent and custody fees	33,613	20,673	767,810
Professional fees	3,019	2,294	108,666
Shareholder report expenses	5,919	3,654	193,073
Shareholder servicing fees	71,455	56,958	—
Shareholder servicing fees (Advisor Class)	—	—	1,718,500
Directors’ fees and expenses	1,800	1,141	46,550
Registration and filing fees	10,186	6,452	52,204
Other expenses	2,596	2,408	101,274

Total expenses	325,089	218,887	8,137,747

Net investment income	604,696	87,963	11,244,679

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	4,816,275	(372,784)	(32,775,468)

Net change in unrealized gain (loss) of:
Investments	(5,220,621)	(1,083,580)	26,435,480

Net realized and unrealized loss	(404,346)	(1,456,364)	(6,339,988)

Net increase (decrease) in net assets resulting from operations	$200,350	$(1,368,401)	$4,904,691

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2016 — (Unaudited)

	Large
	Cap		Total
	Growth	Long/Short	Market
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$16,060,296	$2,206,017	$1,081,730
Interest	894	805	13
Income from security lending	85,061	24,562	9,760

Total investment income	16,146,251	2,231,384	1,091,503

Expenses:
Management fees	5,590,758	1,292,199	455,102
Administration, transfer agent and custody fees	912,872	80,079	81,457
Professional fees	119,109	11,901	4,485
Shareholder report expenses	208,939	16,472	7,400
Shareholder servicing fees	—	215,366	75,850
Shareholder servicing fees (Advisor Class)	2,025,711	—	—
Dividends on securities sold short	—	1,210,135	308,908
Directors’ fees and expenses	52,487	5,433	1,970
Short position flex fees	—	—	72,733
Registration and filing fees	58,851	14,557	17,201
Other expenses	91,647	7,819	2,579

Total expenses	9,060,374	2,853,961	1,027,685

Less expenses waived/reimbursed	—	(376,891)	(171,979)

Net expenses	9,060,374	2,477,070	855,706

Net investment income (loss)	7,085,877	(245,686)	235,797

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(3,090,183)	(5,459,493)	(1,325,697)
Securities sold short	—	8,644,374	1,937,170

Net realized gain (loss)	(3,090,183)	3,184,881	611,473

Net change in unrealized gain (loss) of:
Investments	(34,629,311)	8,713,659	(1,401,034)
Securities sold short	—	(9,754,373)	(1,523,506)

Net change in unrealized loss	(34,629,311)	(1,040,714)	(2,924,540)

Net realized and unrealized gain (loss)	(37,719,494)	2,144,167	(2,313,067)

Net increase (decrease) in net assets resulting from operations	$(30,633,617)	$1,898,481	$(2,077,270)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2016 — (Unaudited)

			Women
		Responsible	in
	High	ESG	Leadership
	Yield	U.S.	U.S.
	Municipal	Equity	Equity
	Portfolio[1]	Portfolio[1]	Portfolio[1]
Investment income:
Dividends	$—	$8,462	$15,411
Interest	631,210	—	—

Total investment income	631,210	8,462	15,411

Expenses:
Management fees	128,210	2,374	2,170
Administration, transfer agent and custody fees	17,583	6,453	4,620
Professional fees	3,818	220	220
Shareholder report expenses	15,582	1,797	1,814
Shareholder servicing fees	49,311	863	789
Directors’ fees and expenses	1,407	31	28
Offering expenses	15,907	15,907	15,907
Registration and filing fees	2,043	2,015	2,015
Other expenses	1,589	1,140	1,146

Total expenses	235,450	30,800	28,709

Less expenses waived/reimbursed	(38,205)	(26,483)	(24,762)

Net expenses	197,245	4,317	3,947

Net investment income	433,965	4,145	11,464

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	56,702	(20,173)	1,003

Net change in unrealized gain (loss) of:
Investments	1,577,703	36,697	(12,926)

Net realized and unrealized gain (loss)	1,634,405	16,524	(11,923)

Net increase (decrease) in net assets resulting from operations	$2,068,370	$20,669	$(459)

[1]	Portfolio commenced operations on December 22, 2015.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2016 — (Unaudited)

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$120,599	$574,001	$4,866,037
Interest	75,720	585	242

Total investment income	196,319	574,586	4,866,279

Expenses:
Management fees	1,054,255	123,253	1,206,418
Administration, transfer agent and custody fees	118,583	26,174	145,066
Professional fees	20,726	2,260	18,639
Shareholder report expenses	28,614	3,961	19,766
Shareholder servicing fees	383,366	44,819	402,139
Directors’ fees and expenses	9,543	1,085	7,861
Interest expense	—	3,389	—
Registration and filing fees	18,880	2,216	14,830
Other expenses	9,910	6,353	21,165

Total expenses	1,643,877	213,510	1,835,884

Less expenses waived/reimbursed	—	—	(94,810)

Net expenses	1,643,877	213,510	1,741,074

Net investment income (loss)	(1,447,558)	361,076	3,125,205

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	264,709	(3,101,841)	(15,904,523)
Options written	(851,575)	346,339	—
Foreign currency transactions	—	—	(3,457)

Net realized loss	(586,866)	(2,755,502)	(15,907,980)

Net change in unrealized gain (loss) of:
Investments	(1,227,587)	355,611	10,438,337
Options written	(3,201,892)	(313,672)	—
Foreign currency translation	—	—	3,517

Net change in unrealized gain (loss)	(4,429,479)	41,939	10,441,854

Net realized and unrealized loss	(5,016,345)	(2,713,563)	(5,466,126)

Net decrease in net assets resulting from operations	$(6,463,903)	$(2,352,487)	$(2,340,921)

[1]	The International Secured Options Portfolio and International Portfolio had foreign dividend withholding taxes of $54,759 and $486,682, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2016 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$678,035	$67,396	$4,129,490
Net realized gain on:
Investment transactions	37,652	—	230,512
Net change in unrealized gain of:
Investments	—	—	5,853,515

Net increase in net assets resulting from operations	715,687	67,396	10,213,517
Distributions to shareholders from:
Net investment income	(678,035)	(67,396)	(4,418,221)
Net realized gain on investments	—	—	(2,439,232)
Net increase in net assets from capital share transactions (See note 5)	153,706,383	53,529,281	12,002,026

Net increase in net assets	153,744,035	53,529,281	15,358,090

NET ASSETS:
Beginning of period	767,231,690	750,106,155	433,086,352

End of period	$920,975,725	$803,635,436	$448,444,442

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$38	$(32)	$453,533

For the Year Ended October 31, 2015
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$22,217	$363	$8,961,067
Net realized gain on:
Investment transactions	—	—	4,825,719
Net change in unrealized gain (loss) of:
Investments	—	—	(4,577,284)

Net increase in net assets resulting from operations	22,217	363	9,209,502
Distributions to shareholders from:
Net investment income	(22,217)	(363)	(9,615,897)
Net increase in net assets from capital share transactions (See note 5)	2,795,806	53,539,879	6,964,988

Net increase in net assets	2,795,806	53,539,879	6,558,593

NET ASSETS:
Beginning of year	764,435,884	696,566,276	426,527,759

End of year	$767,231,690	$750,106,155	$433,086,352

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$38	$(32)	$742,264

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2016 — (Unaudited)

	Strategic	Small Cap	Mid Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$867,242	$5,197,564	$119,934
Net realized gain (loss) on:
Investment transactions	5,475,333	(39,836,549)	(2,549,620)
Net change in unrealized gain (loss) of:
Investments	(1,537,893)	180,120	1,030,798

Net increase (decrease) in net assets resulting from operations	4,804,682	(34,458,865)	(1,398,888)
Distributions to shareholders from:
Net investment income:
Net investment income	(825,103)	—	—
Advisor Class	—	(1,754,691)	(85,708)
Institutional Class	—	(1,512,092)	—
Net realized gain on investments:
Net realized gain on investments	(13,128,265)	—	—
Advisor Class	—	(13,378,586)	(229,576)
Institutional Class	—	(8,784,493)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	2,276,789	181,377,515	(6,082,110)

Net increase (decrease) in net assets	(6,871,897)	121,488,788	(7,796,282)

NET ASSETS:
Beginning of period	174,408,748	2,363,012,442	29,979,519

End of period	$167,536,851	$2,484,501,230	$22,183,237

Undistributed net investment income included in net assets at end of period	$240,484	$2,468,236	$66,643

For the Year Ended October 31, 2015
	Strategic	Small Cap	Mid Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,845,569	$2,791,245	$93,626
Net realized gain on:
Investment transactions	13,133,258	18,859,276	110,976
Net change in unrealized gain (loss) of:
Investments	(7,098,768)	23,549,472	(341,355)

Net increase (decrease) in net assets resulting from operations	7,880,059	45,199,993	(136,753)
Distributions to shareholders from:
Net investment income:
Net investment income	(1,864,778)	—	—
Advisor Class	—	(828,513)	(61,611)
Institutional Class	—	(679,541)	—
Net realized gain on investments:
Net realized gain on investments	(21,336,630)	—	—
Advisor Class	—	(44,608,930)	—
Institutional Class	—	(21,724,086)	—
Net increase in net assets from capital share transactions (See note 5)	5,362,552	714,527,544	20,912,955

Net increase (decrease) in net assets	(9,958,797)	691,886,467	20,714,591

NET ASSETS:
Beginning of year	184,367,545	1,671,125,975	9,264,928

End of year	$174,408,748	$2,363,012,442	$29,979,519

Undistributed net investment income included in net assets at end of year	$198,345	$537,455	$32,417

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2016 — (Unaudited)

	Large Cap		Large Cap
	Value	U.S. Emerging	Core
	Portfolio	Growth Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$604,696	$87,963	$11,244,679
Net realized gain (loss) on:
Investment transactions	4,816,275	(372,784)	(32,775,468)
Net change in unrealized gain (loss) of:
Investments	(5,220,621)	(1,083,580)	26,435,480

Net increase (decrease) in net assets resulting from operations	200,350	(1,368,401)	4,904,691
Distributions to shareholders from:
Net investment income:
Net investment income	(576,575)	(105,904)	—
Advisor Class	—	—	(9,490,544)
Institutional Class	—	—	(848,274)
Net realized gain on investments:
Net realized gain on investments	(8,668,626)	(312,897)	—
Advisor Class	—	—	(17,780,806)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,438,737)	5,773,055	527,845,206

Net increase (decrease) in net assets	(10,483,588)	3,985,853	504,630,273

NET ASSETS:
Beginning of period	83,064,608	45,267,060	1,643,278,204

End of period	$72,581,020	$49,252,913	$2,147,908,477

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$121,135	$(1,763)	$1,780,618

For the Year Ended October 31, 2015
	Large Cap		Large Cap
	Value	U.S. Emerging	Core
	Portfolio	Growth Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$935,267	$123,867	$11,739,691
Net realized gain on:
Investment transactions	8,611,817	228,228	17,542,419
Net change in unrealized gain (loss) of:
Investments	(7,977,740)	334,410	25,398,817

Net increase in net assets resulting from operations	1,569,344	686,505	54,680,927
Distributions to shareholders from:
Net investment income:
Net investment income	(815,155)	(79,896)	—
Advisor Class	—	—	(11,254,628)
Net realized gain on investments:
Net realized gain on investments	(13,144,370)	(3,631,479)	—
Advisor Class	—	—	(23,130,256)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(3,187,062)	9,806,458	898,893,382

Net increase (decrease) in net assets	(15,577,243)	6,781,588	919,189,425

NET ASSETS:
Beginning of year	98,641,851	38,485,472	724,088,779

End of year	$83,064,608	$45,267,060	$1,643,278,204

Undistributed net investment income included in net assets at end of year	$93,014	$16,178	$874,757

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2016 — (Unaudited)

			Total
	Large Cap	Long/Short	Market
	Growth Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,085,877	$(245,686)	$235,797
Net realized gain (loss) on:
Investment transactions	(3,090,183)	(5,459,493)	(1,325,697)
Securities sold short	—	8,644,374	1,937,170
Net change in unrealized gain (loss) of:
Investments	(34,629,311)	8,713,659	(1,401,034)
Securities sold short	—	(9,754,373)	(1,523,506)

Net increase (decrease) in net assets resulting from operations	(30,633,617)	1,898,481	(2,077,270)
Distributions to shareholders from:
Net investment income:
Net investment income	—	—	(193,165)
Advisor Class	(6,763,636)	—	—
Institutional Class	(29,072)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	320,618,696	43,913,366	(16,749,387)

Net increase (decrease) in net assets	283,192,371	45,811,847	(19,019,822)

NET ASSETS:
Beginning of period	1,959,170,716	193,480,205	88,733,667

End of period	$2,242,363,087	$239,292,052	$69,713,845

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$994,484	$(1,380,635)	$86,135

For the Year Ended October 31, 2015
			Total
	Large Cap	Long/Short	Market
	Growth Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,570,847	$(1,097,577)	$483,279
Net realized gain (loss) on:
Investment transactions	(17,124,435)	2,976,822	339,303
Securities sold short	—	(7,339,903)	(1,160,146)
Net change in unrealized gain (loss) of:
Investments	118,880,584	269,140	(1,472,287)
Securities sold short	—	11,284,039	2,596,911

Net increase in net assets resulting from operations	110,326,996	6,092,521	787,060
Distributions to shareholders from:
Net investment income:
Net investment income	—	—	(489,998)
Advisor Class	(8,095,027)	—	—
Net realized gain on investments:
Net realized gain on investments	—	—	(3,732,092)
Advisor Class	(19,355,767)	—	—
Net increase in net assets from capital share transactions (See note 5)	1,245,932,169	77,422,720	30,701,966

Net increase in net assets	1,328,808,371	83,515,241	27,266,936

NET ASSETS:
Beginning of year	630,362,345	109,964,964	61,466,731

End of year	$1,959,170,716	$193,480,205	$88,733,667

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$701,315	$(1,134,949)	$43,503

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2016 — (Unaudited)

			Women
		Responsible	in
	High	ESG	Leadership
	Yield	U.S.	U.S.
	Municipal	Equity	Equity
	Portfolio[1]	Portfolio[1]	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income	$433,965	$4,145	$11,464
Net realized gain on:
Investment transactions	56,702	(20,173)	1,003
Net change in unrealized gain (loss) of:
Investments	1,577,703	36,697	(12,926)

Net increase (decrease) in net assets resulting from operations	2,068,370	20,669	(459)
Distributions to shareholders from:
Net investment income	(264,222)	(2,310)	(9,609)
Net increase in net assets from capital share transactions (See note 5)	96,749,887	3,212,546	2,853,010

Net increase in net assets	98,554,035	3,230,905	2,842,942

NET ASSETS:
Beginning of period	—	—	—

End of period	$98,554,035	$3,230,905	$2,842,942

Undistributed net investment income included in net assets at end of period	$169,743	$1,835	$1,855

 1 Portfolio commenced operations on December 22, 2015.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2016 — (Unaudited)

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,447,558)	$361,076	$3,125,205
Net realized gain (loss) on:
Investment transactions	264,709	(3,101,841)	(15,904,523)
Options written	(851,575)	346,339	—
Foreign currency transactions	—	—	(3,457)
Net change in unrealized gain (loss) of:
Investments	(1,227,587)	355,611	10,438,337
Options Written	(3,201,892)	(313,672)	—
Foreign currency translation	—	—	3,517

Net decrease in net assets resulting from operations	(6,463,903)	(2,352,487)	(2,340,921)
Distributions to shareholders from:
Net investment income	(76)	(319,260)	(534,016)
Net realized gain on investments	(22,625,121)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	82,629,433	(56,770,966)	173,066,632

Net increase (decrease) in net assets	53,540,333	(59,442,713)	170,191,695

NET ASSETS:
Beginning of period	395,162,887	88,477,673	243,403,100

End of period	$448,703,220	$29,034,960	$413,594,795

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,474,032)	$174,001	$2,843,923

For the Year Ended October 31, 2015
		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(2,821,215)	$1,736,274	$1,088,678
Net realized gain (loss) on:
Investment transactions	61	(4,168,525)	(413,475)
Affiliated investment transactions	—	—	(198,427)
Options written	32,023,291	(1,019,940)	—
Securities sold short	—	(428,390)	—
Foreign currency transactions	—	—	(48,004)
Net change in unrealized gain (loss) of:
Investments	315,054	349,967	(1,102,931)
Investments in affiliates	—	—	114,573
Options Written	(6,574,877)	1,055,749	—
Foreign currency translation	—	—	4,862

Net increase (decrease) in net assets resulting from operations	22,942,314	(2,474,865)	(554,724)
Distributions to shareholders from:
Net investment income	—	(1,869,953)	(907,264)
Net realized gain on investments	(18,838,627)	(1,163,576)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	25,383,991	(6,566,182)	207,345,256

Net increase (decrease) in net assets	29,487,678	(12,074,576)	205,883,268

NET ASSETS:
Beginning of year	365,675,209	100,552,249	37,519,832

End of year	$395,162,887	$88,477,673	$243,403,100

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(26,398)	$132,185	$252,734

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2016 — (Unaudited)

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$1,898,481

Investments purchased	(103,651,714)
Investments sold	64,729,146
Purchases to cover securities sold short	(87,998,503)
Securities sold short	117,913,252
(Purchase)/Sale of short term investments, net	1,493,911
(Increase) in Interest receivable	(1)
Decrease in Cash collateral on deposit at broker	(31,382,231)
Increase in Securities lending receivable	(608)
(Increase) in Dividends receivable	(81,472)
(Increase) in Prepaid expenses	(1,377)
(Decrease) in Obligation to return securities lending collateral	(4,457,646)
(Decrease) in Dividends payable for securities sold short	(45,274)
Increase in Investment Advisory fees	29,455
Increase in Directors fees	424
Increase in Payable to Affiliate	6,930
Increase in Accrued expenses	1,451
Net change in unrealized gain (loss) on investments	(8,713,659)
Net realized loss from investments	5,459,493
Net change in unrealized gain (loss) on securities sold short	9,754,373
Net realized gain from securities sold short	(8,644,374)

Net cash provided by (used in) operating activities	(43,689,943)

Cash flows from financing activities
Proceeds from shares sold	53,768,088
Payments on shares redeemed	(10,098,954)

Net cash provided by (used in) financing activities	43,669,134

Net increase (decrease) in cash	(20,809)
Cash at beginning of period	14,473

Due to custodian at end of period	$(6,336)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Six Months Ended April 30, 2016 — (Unaudited)

Total
Market
Portfolio
Cash Flows from operating activities
Net Decrease in net assets resulting from operations	$(2,077,270)

Investments purchased	(35,528,957)
Investments sold	54,941,525
Purchases to cover securities sold short	(26,334,775)
Securities sold short	23,469,937
(Purchase)/Sale of short term investments, net	266,396
(Increase) in Receivable from Investment Advisor	(12,796)
Decrease in Cash collateral on deposit at broker	19,280,257
Increase in Securities lending receivable	860
Decrease in Dividends receivable	19,300
Decrease in Prepaid expenses	209
Increase in Obligation to return securities lending collateral	19,280,257
(Decrease) in Dividends payable for securities sold short	(21,864)
(Decrease) in Investment Advisory fees	(18,174)
(Decrease) in Directors fees	(360)
(Decrease) in Payable to Affiliate	(4,275)
(Decrease) in Accrued expenses	(17,643)
Proceeds received for the collateralization of short sales	(38,560,514)
Net change in unrealized gain (loss) on investments	1,401,034
Net realized loss from investments	1,325,697
Net change in unrealized gain (loss) on securities sold short	1,523,506
Net realized gain from securities sold short	(1,937,170)

Net cash provided by (used in) operating activities	16,995,180

Cash flows from financing activities
Proceeds from shares sold	7,543,531
Payments on shares redeemed	(24,465,171)
Cash distributions paid	(92,047)

Net cash provided by (used in) financing activities	(17,013,687)

Net increase (decrease) in cash	(18,507)
Cash at beginning of period	11,844

Cash at end of period	$(6,663)

Non-cash financing activities not included herein consist of a reinvestment of dividends of $101,118

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[2]	2015	2014	2013	2012	2011[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[3]	0.000	0.000	0.000	0.000	0.000	0.000
Net realized gain on investments	0.000	0.000	0.000	0.000	0.000	0.000

Total from investment operations[3]	0.000	0.000	0.000	0.000	0.000	0.000

Net investment income[3]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net realized capital gains	—	—	—	—	(0.000)[3]	—

Total distributions[3]	$0.000	$(0.000)	$(0.000)	$(0.000)	$(0.000)	$(0.000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[5]	0.07%[6]	0.00%	0.00%[4]	0.00%[4]	0.00%[4]	0.02%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$920,976	$767,232	$764,436	$758,056	$740,078	$730,284
Ratio of operating expenses to average net assets	0.17%[7]	0.17%	0.20%	0.20%	0.21%	0.21%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.17%[7]	0.14%	0.10%	0.14%	0.17%	0.17%
Ratio of net investment income to average net assets	0.15%[7]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.01%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Amount rounds to less than $0.001 per share.
[4]	Amount rounds to less than 0.01%.
[5]	The Total Return reflects fee waivers in effect and would have been lower in their absence.
[6]	Total return calculation is not annualized.
[7]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000	0.000
Net realized gain on investments[2]	0.000	0.000	0.000	0.000	0.000	0.000

Total from investment operations[2]	0.000	0.000	0.000	0.000	0.000	0.000

Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net realized capital gains[2]	—	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[5]	0.01%[3]	0.00%	0.00%[4]	0.00%[4]	0.00%[4]	0.01%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$803,635	$750,106	$696,566	$633,912	$679,426	$585,561
Ratio of operating expenses to average net assets	0.17%[6]	0.17%	0.21%	0.20%	0.22%	0.21%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.06%[6]	0.03%	0.05%	0.10%	0.14%	0.17%
Ratio of net investment income to average net assets	0.02%[6]	0.00%	0.00%[4]	0.00%[4]	0.00%[4]	0.01%

[1]	Unaudited.
[2]	Amount rounds to less than $0.001 per share.
[3]	Total return calculation is not annualized.
[4]	Amount rounds to less than 0.01%.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$11.20	$11.21	$11.22	$11.75	$11.67	$11.67

Income from investment operations:
Net investment income	0.10	0.23	0.25	0.26	0.30	0.38
Net realized and unrealized gain (loss) on investments	0.15	0.01	0.02	(0.45)	0.32	0.02 [2]

Total from investment operations	0.25	0.24	0.27	(0.19)	0.62	0.40

Distributions to shareholders from:
Net investment income	(0.11)	(0.25)	(0.26)	(0.31)	(0.34)	(0.40)
Net realized capital gains	(0.06)	—	(0.02)	(0.03)	(0.20)	—

Total distributions	(0.17)	(0.25)	(0.28)	(0.34)	(0.54)	(0.40)

Net asset value, end of period	$11.28	$11.20	$11.21	$11.22	$11.75	$11.67

Total return	2.32%[3]	2.20%	2.52%	(1.64)%	5.51%	3.52%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$448,444	$433,086	$426,528	$398,930	$480,499	$361,341
Ratio of operating expenses to average net assets	0.54%[4]	0.53%	0.56%	0.56%	0.57%	0.57%
Ratio of net investment income to average net assets	1.91%[4]	2.11%	2.23%	2.29%	2.61%	3.26%
Portfolio turnover rate	12%	27%	18%	19%	22%	68%

[1]	Unaudited.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$21.80	$23.89	$23.14	$19.20	$17.19	$16.40

Income from investment operations:
Net investment income	0.11	0.23	0.23	0.25	0.18	0.13
Net realized and unrealized gain on investments	0.48	0.76	3.20	4.10	2.00	0.79

Total from investment operations	0.59	0.99	3.43	4.35	2.18	0.92

Distributions to shareholders from:
Net investment income	(0.10)	(0.24)	(0.24)	(0.23)	(0.17)	(0.13)
Net realized capital gains	(1.68)	(2.84)	(2.44)	(0.18)	—	—

Total distributions	(1.78)	(3.08)	(2.68)	(0.41)	(0.17)	(0.13)

Net asset value, end of period	$20.61	$21.80	$23.89	$23.14	$19.20	$17.19

Total return	3.08%[2]	4.49%	16.48%	23.08%	12.68%	5.58%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$167,537	$174,409	$184,368	$179,684	$170,580	$153,893
Ratio of operating expenses to average net assets	0.85%[3]	0.84%	0.86%	0.86%	0.87%	0.88%
Ratio of net investment income to average net assets	1.07%[3]	1.03%	1.04%	1.21%	0.99%	0.72%
Portfolio turnover rate	8%	23%	22%	46%	37%	51%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015	2014[2]	2013[2]	2012	2011[2]

Net asset value, beginning of period	$26.02	$26.30	$26.12	$18.24	$16.64	$14.70

Income from investment operations:
Net investment income (loss)	0.04	0.02	(0.02)	0.14	0.08	—
Net realized and unrealized gain (loss) on investments	(0.50)	0.74	1.49	8.05	1.60	1.95

Total from investment operations	(0.46)	0.76	1.47	8.19	1.68	1.95

Distributions to shareholders from:
Net investment income	(0.03)	(0.02)	(0.10)	(0.12)	(0.08)	(0.01)
Net realized capital gains	(0.24)	(1.02)	(1.19)	(0.19)	—	—

Total distributions	(0.27)	(1.04)	(1.29)	(0.31)	(0.08)	(0.01)

Net asset value, end of period	$25.29	$26.02	$26.30	$26.12	$18.24	$16.64

Total return	(1.73)%[3]	3.03%	5.86%	45.63%	10.10%[4]	13.24%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$1,422,047	$1,399,042	$1,139,273	$639,021	$363,561	$216,958
Ratio of operating expenses to average net assets	0.92%[5]	0.91%	0.94%	0.91%	0.93%	0.94%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.37%[5]	0.07%	(0.07)%	0.63%	0.47%	0.01%
Portfolio turnover rate[6]	23%	53%	45%	55%	49%	78%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015	2014[2]	2013[2]	2012[2]	2011

Net asset value, beginning of period	$27.07	$27.28	$27.00	$18.86	$17.16	$15.12

Income from investment operations:
Net investment income	0.07	0.08	0.01	0.11	0.13	0.05
Net realized and unrealized gain (loss) on investments	(0.52)	0.76	1.57	8.39	1.65	2.00

Total from investment operations	(0.45)	0.84	1.58	8.50	1.78	2.05

Distributions to shareholders from:
Net investment income	(0.04)	(0.03)	(0.11)	(0.17)	(0.08)	(0.01)
Net realized capital gains	(0.24)	(1.02)	(1.19)	(0.19)	—	—

Total distributions	(0.28)	(1.05)	(1.30)	(0.36)	(0.08)	(0.01)

Net asset value, end of period	$26.34	$27.07	$27.28	$27.00	$18.86	$17.16

Total return	(1.62)%[3]	3.24%	6.10%	45.82%	10.38%	13.53%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$1,062,454	$963,970	$531,853	$154,993	$14,305	$249
Ratio of operating expenses to average net assets	0.72%[4]	0.71%	0.74%	0.75%	0.73%	0.74%
Ratio of net investment income to average net assets	0.57%[4]	0.26%	0.03%	0.48%	0.71%	0.30%
Portfolio turnover rate[5]	23%	53%	45%	55%	49%	78%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Mid Cap Equity Portfolio Advisor Shares
			For the
			Period
	For the	For the	September 30,
	Period	Year	2014[3]
	Ended	Ended	through
	April 30,	October 31,	October 31,
	2016[1,2]	2015[2]	2014[2]

Net asset value, beginning of period	$10.57	$10.23	$10.00

Income from investment operations:
Net investment income (loss)	0.05	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	(0.46)	0.32[4]	0.24

Total from investment operations	(0.41)	0.37	0.23

Distributions to shareholders from:
Net investment income	(0.03)	(0.03)	—
Net realized capital gains	(0.08)	—	—

Total distributions	(0.11)	(0.03)	—

Net asset value, end of period	$10.05	$10.57	$10.23

Total return[6]	(7.19)%[5]	3.62%	2.30%[5]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$22,183	$29,980	$9,262
Ratio of operating expenses before waiver to net assets	1.17%[7]	1.44%	1.58%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[7]	1.00%	1.00%[7]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.85%[7]	0.43%	(0.30)%[7]
Portfolio turnover rate	45%	54%	3%[8]

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[5]	Total return calculation is not annualized.
[6]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[7]	Annualized.
[8]	Calculation represents portfolio turnover for the Portfolio for the period of September 30, 2014 through October 31, 2014.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015[2]	2014	2013[2]	2012	2011

Net asset value, beginning of period	$11.15	$12.85	$12.96	$10.56	$9.46	$9.33

Income from investment operations:
Net investment income	0.09	0.12	0.03	0.08	0.13	0.07
Net realized and unrealized gain (loss) on investments	(0.08)	0.06	1.72	2.92	1.08	0.13 [3]

Total from investment operations	0.01	0.18	1.75	3.00	1.21	0.20

Distributions to shareholders from:
Net investment income	(0.08)	(0.11)	(0.05)	(0.10)	(0.11)	(0.07)
Net realized capital gains	(1.25)	(1.77)	(1.81)	(0.50)	—	—

Total distributions	(1.33)	(1.88)	(1.86)	(0.60)	(0.11)	(0.07)

Net asset value, end of period	$9.83	$11.15	$12.85	$12.96	$10.56	$9.46

Total return	0.65%[4]	1.28%	15.48%	29.90%	12.86%	2.10%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$72,581	$83,065	$98,642	$95,748	$77,107	$86,873
Ratio of operating expenses to average net assets	0.91%[5]	0.91%	0.92%	0.90%	0.91%	0.92%
Ratio of net investment income to average net assets	1.69%[5]	1.03%	0.28%	0.73%	1.26%	0.70%
Portfolio turnover rate	67%	106%	106%	147%	157%	164%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015[2]	2014	2013	2012[2]	2011[2]

Net asset value, beginning of period	$9.55	$10.33	$9.77	$7.36	$6.78	$6.04

Income from investment operations:
Net investment income (loss)	0.02	0.03	0.00 [3]	0.07	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.34)	0.21	0.65	2.41	0.58	0.76

Total from investment operations	(0.32)	0.24	0.65	2.48	0.59	0.74

Distributions to shareholders from:
Net investment income	(0.02)	(0.02)	(0.01)	(0.07)	(0.01)	—
Net realized capital gains	(0.07)	(1.00)	(0.08)	—	—	—

Total distributions	(0.09)	(1.02)	(0.09)	(0.07)	(0.01)	—

Net asset value, end of period	$9.15	$9.55	$10.33	$9.77	$7.36	$6.78

Total return	(3.28)%[4]	2.58%	6.69%	33.94%	8.77%	12.25%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$49,253	$45,267	$38,485	$37,481	$27,385	$18,671
Ratio of operating expenses to average net assets	0.96%[5]	0.94%	0.96%	0.96%	1.00%	0.98%
Ratio of net investment income to average net assets	0.39%[5]	0.30%	0.01%	0.84%	0.17%	(0.22)%
Portfolio turnover rate	55%	135%	127%	134%	120%	157%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Core Portfolio Advisor Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$22.34	$21.76	$18.57	$14.10	$12.62	$11.49

Income from investment operations:
Net investment income	0.13	0.22	0.18	0.17	0.17	0.11
Net realized and unrealized gain (loss) on investments	(0.45)	1.23	3.54	4.46	1.48	1.12

Total from investment operations	(0.32)	1.45	3.72	4.63	1.65	1.23

Distributions to shareholders from:
Net investment income	(0.12)	(0.22)	(0.19)	(0.16)	(0.17)	(0.10)
Net realized capital gains	(0.23)	(0.65)	(0.34)	—	—	—

Total distributions	(0.35)	(0.87)	(0.53)	(0.16)	(0.17)	(0.10)

Net asset value, end of period	$21.67	$22.34	$21.76	$18.57	$14.10	$12.62

Total return	(1.40)%[2]	6.83%	20.46%	33.02%	13.14%	10.69%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$1,866,564	$1,643,278	$724,089	$287,542	$115,204	$91,070
Ratio of operating expenses to average net assets	0.89%[3]	0.87%	0.87%	0.86%	0.88%	0.88%
Ratio of net investment income to average net assets	1.19%[3]	1.05%	1.00%	1.07%	1.23%	0.84%
Portfolio turnover rate	41%	122%	73%	90%	104%	103%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

Large Cap
Core
Portfolio
Institutional
Shares
For the
Period
December 30,
2015[2]
through April 30,
2016[1,3]

Net asset value, beginning of period	$21.85

Income from investment operations:
Net investment income	0.14
Net realized and unrealized loss on investments	(0.25)

Total from investment operations	(0.11)

Distributions to shareholders from:
Net investment income	(0.07)

Total distributions	(0.07)

Net asset value, end of period	$21.67

Total return	(1.36)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$281,345
Ratio of operating expenses to average net assets	0.69%[5]
Ratio of net investment income to average net assets	1.34%[5]
Portfolio turnover rate	41%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio Advisor Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.70	$23.05	$19.65	$14.81	$13.73	$12.31

Income from investment operations:
Net investment income	0.08	0.13	0.14	0.14	0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.43)	2.26	4.26	4.83	1.08	1.42

Total from investment operations	(0.35)	2.39	4.40	4.97	1.15	1.49

Distributions to shareholders from:
Net investment income	(0.08)	(0.13)	(0.14)	(0.13)	(0.07)	(0.07)
Net realized capital gains	—	(0.61)	(0.86)	—	—	—

Total distributions	(0.08)	(0.74)	(1.00)	(0.13)	(0.07)	(0.07)

Net asset value, end of period	$24.27	$24.70	$23.05	$19.65	$14.81	$13.73

Total return	(1.42)%[2]	10.60%	23.36%	33.65%	8.44%	12.13%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$2,235,110	$1,959,171	$630,362	$184,552	$93,527	$64,981
Ratio of operating expenses to average net assets	0.89%[3]	0.87%	0.88%	0.87%	0.89%	0.88%
Ratio of net investment income to average net assets	0.70%[3]	0.59%	0.70%	0.85%	0.52%	0.56%
Portfolio turnover rate	50%	95%	76%	99%	111%	117%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

Large Cap
Growth
Portfolio
Institutional
Shares
For the
Period
November 5,
2015[2]
through April 30,
2016[1,3]

Net asset value, beginning of period	$24.83

Income from investment operations:
Net investment income	0.11
Net realized and unrealized loss on investments	(0.57)

Total from investment operations	(0.46)

Distributions to shareholders from:
Net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$24.27

Total return	(1.34)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$7,253
Ratio of operating expenses to average net assets	0.69%[5]
Ratio of net investment income to average net assets	0.92%[5]
Portfolio turnover rate	50%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1,2]	2015[2]	2014[2]	2013[2]	2012[2]	2011[2]

Net asset value, beginning of period	$11.32	$10.80	$10.50	$9.29	$8.90	$8.45

Income from investment operations:
Net investment loss	(0.01)	(0.07)	(0.07)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gain on investments	0.10	0.59	0.37	1.26	0.47	0.50

Total from investment operations	0.09	0.52	0.30	1.21	0.39	0.45

Net asset value, end of period	$11.41	$11.32	$10.80	$10.50	$9.29	$8.90

Total return[4]	0.80%[5]	4.81%[3]	2.86%[3]	13.02%	4.38%	5.33%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$239,292	$193,480	$109,965	$29,108	$13,752	$14,367
Ratio of operating expenses before waiver/reimbursement to average net assets	2.65%[6]	2.64%	2.48%	2.62%	3.20%	2.81%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.30%[6]	2.29%	2.13%	2.27%	2.80%	2.36%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short	1.18%[6]	1.16%	1.22%	1.25%	1.25%	1.25%
Ratio of net expenses in excess of income to average net assets	(0.23)%[6]	(0.67)%	(0.63)%	(0.53)%	(0.83)%	(0.74)%
Portfolio turnover rate[7]	53%	119%	150%	154%	128%	137%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1,2]	2015	2014	2013	2012	2011[2]

Net asset value, beginning of period	$14.68	$15.07	$12.78	$9.68	$9.01	$8.36

Income from investment operations:
Net investment income	0.04	0.08	0.06	0.09	0.03	0.01
Net realized and unrealized gain (loss) on investments	(0.25)	0.49	2.29	3.09	0.68	0.65

Total from investment operations	(0.21)	0.57	2.35	3.18	0.71	0.66

Distributions to shareholders from:
Net investment income	(0.04)	(0.08)	(0.06)	(0.08)	(0.04)	(0.01)
Net realized capital gains	—	(0.88)	(0.00)[3]	—	—	—

Total distributions	(0.04)	(0.96)	(0.06)	(0.08)	(0.04)	(0.01)

Net asset value, end of period	$14.43	$14.68	$15.07	$12.78	$9.68	$9.01

Total return[5]	(1.46)%[4]	3.94%	18.43%	33.01%	7.93%	7.86%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$69,714	$88,734	$61,467	$38,426	$44,619	$41,069
Ratio of operating expenses before waiver/reimbursement to average net assets	2.71%[6]	2.29%	2.23%	2.29%	2.48%	2.19%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.26%[6]	1.93%	1.85%	1.94%	2.09%	1.84%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and flex fees	1.25%[6]	1.25%	1.25%	1.20%	1.25%	1.21%
Ratio of net investment income to average net assets	0.62%[6]	0.55%	0.41%	0.83%	0.29%	0.14%
Portfolio turnover rate[7]	47%	129%	117%	138%	135%	123%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Annualized.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

High
Yield
Municipal
Portfolio
For the
Period
December 22,
2015[3]
through
April 30,
2016[1,2]

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain on investments	0.26

Total from investment operations	0.34

Distributions to shareholders from:
Net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$10.30

Total return	3.42%[4]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$98,554
Ratio of operating expenses before reimbursements to net assets	1.19%[5]
Ratio of operating expenses after reimbursements to average net assets	1.00%[5]
Ratio of net investment income to average net assets	2.20%[5]
Portfolio turnover rate	35%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

Responsible ESG
U.S. Equity
Portfolio
For the
Period
December 22,
2015[2]
through
April 30,
2016[1]

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.27

Total from investment operations	0.30

Distributions to shareholders from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$10.28

Total return	2.96%[3]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$3,231
Ratio of operating expenses before reimbursements to net assets	7.14%[4]
Ratio of operating expenses after reimbursements to average net assets	1.00%[4]
Ratio of net investment income to average net assets	0.96%[4]
Portfolio turnover rate	24%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

Women in
Leadership
U.S. Equity
Portfolio
For the
Period
December 22,
2015[3]
through
April 30,
2016[1,2]

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain on investments	0.18

Total from investment operations	0.28

Distributions to shareholders from:
Net investment income	(0.08)

Total distributions	(0.08)

Net asset value, end of period	$10.20

Total return	2.80%[4]

Ratios to average net assets/Supplemental data:
Ratio of operating expenses before waiver/reimbursement to average net assets	7.28%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[5]
Ratio of net investment income to average net assets	2.91%[5]
Portfolio turnover rate	33%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015[2]	2014[2]	2013[2]	2012[2]	2011[2]

Net asset value, beginning of period	$12.57	$12.47	$13.24	$13.28	$12.03	$11.55

Income from investment operations:
Net investment loss	(0.04)	(0.09)	(0.11)	(0.11)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.18)	0.84	0.85	1.51	1.78	0.98

Total from investment operations	(0.22)	0.75	0.74	1.40	1.68	0.88

Distributions to shareholders from:
Net realized capital gains	(0.71)	(0.65)	(1.51)	(1.44)	(0.43)	(0.40)

Total distributions	(0.71)	(0.65)	(1.51)	(1.44)	(0.43)	(0.40)

Net asset value, end of period	$11.64	$12.57	$12.47	$13.24	$13.28	$12.03

Total return	(1.76)%[3]	6.37%	6.22%	11.90%	14.34%	7.74%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$448,703	$395,163	$365,675	$381,546	$375,175	$257,619
Ratio of operating expenses to average net assets[5]	0.86%[4]	0.84%	0.87%	0.86%	0.88%	0.90%
Ratio of net expenses in excess of income to average net assets[5]	(0.76)%[4]	(0.77)%	(0.81)%	(0.81)%	(0.85)%	(0.85)%
Portfolio turnover rate	—%	—%[6]	1,108%	1,120%	1,130%	1,010%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	This ratio does not include the expenses of the Exchange-Traded Fund held in the Portfolio.
[6]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Secured Options Portfolio
					For the
					Period
	For the				September 28,
	Period				2012[3]
	Ended				through
	April 30,	For the Years Ended October 31,			October 31,
	2016[1]	2015[2]	2014[2]	2013[2]	2012[2]

Net asset value, beginning of period	$9.96	$10.58	$11.52	$10.15	$10.00

Income from investment operations:
Net investment income (loss)[4]	0.08	0.19	0.13	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.48)	(0.48)	(0.11)	1.48	0.16

Total from investment operations	(0.40)	(0.29)	0.02	1.40	0.15

Distributions to shareholders from:
Net investment income	(0.08)	(0.21)	(0.11)	—	—
Net realized capital gains	—	(0.12)	(0.85)	(0.03)	—

Total distributions	(0.08)	(0.33)	(0.96)	(0.03)	—

Net asset value, end of period	$9.48	$9.96	$10.58	$11.52	$10.15

Total return	(4.04)%[5]	(2.78)%	0.30%	13.78%	1.50%[5,6]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$29,035	$88,478	$100,552	$98,182	$21,115
Ratio of operating expenses before waiver/reimbursement to average net assets[4]	0.94%[7]	0.84%	0.87%	0.95%	3.68%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	0.94%[7]	0.84%	0.87%	0.95%	1.00%[7]
Ratio of net investment income to average net assets[4]	1.61%[7]	1.83%	1.20%	(0.74)%	(1.00)%[7]
Portfolio turnover rate	35%	106%	81%	7%	0%[8,9]

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	This ratio does not include the expenses of the Exchange-Traded Fund held in the Portfolio.
[5]	Total return calculation is not annualized.
[6]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[7]	Annualized.
[8]	Amount rounds to less than 0.01% per share.
[9]	Calculation represents portfolio turnover for the Portfolio for the period of September 28, 2012 through October 31, 2012.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1,2]	2015[2]	2014[2]	2013[2]	2012[2]	2011[2]

Net asset value, beginning of period	$13.45	$13.83	$14.52	$11.88	$12.06	$13.36

Income from investment operations:
Net investment income	0.12	0.15	0.24	0.25	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.39)	(0.40)	(0.65)	2.59	(0.15)	(1.30)

Total from investment operations	(0.27)	(0.25)	(0.41)	2.84	0.14	(0.98)

Distributions to shareholders from:
Net investment income	(0.02)	(0.13)	(0.28)	(0.20)	(0.31)	(0.32)
Tax return of capital	—	—	—	—	(0.01)	—

Total distributions	(0.02)	(0.13)	(0.28)	(0.20)	(0.32)	(0.32)

Net asset value, end of period	$13.16	$13.45	$13.83	$14.52	$11.88	$12.06

Total return	(2.00)%[3]	(1.83)%[4]	(2.94)%[4]	24.21%	1.28%	(7.56)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$413,595	$243,403	$37,520	$63,344	$156,046	$271,428
Ratio of operating expenses to average net assets	—%	—%	—%	1.15%	1.14%	1.13%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.14%[5]	1.24%	1.24%	—%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.08%[5]	1.24%	1.23%	—%	—%	—%
Ratio of net investment income to average net assets	1.94%[5]	1.10%	1.64%	1.91%	2.47%	2.35%
Portfolio turnover rate	61%	148%	47%	43%	45%	40%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	The Total Return reflects fee waivers in effect and would have been lower in their absence.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 14.5%

	Federal Farm Credit Bank — 1.6%
$15,000,000	0.530% due 6/9/16[1]	$15,000,640

		15,000,640

	Federal Home Loan Bank — 7.8%
5,000,000	5.375% due 5/18/16	5,011,708
15,000,000	2.125% due 6/10/16	15,029,211
7,065,000	0.375% due 6/24/16	7,064,885
20,000,000	0.375% due 8/3/16	19,996,572
10,000,000	0.375% due 11/2/16	9,986,680
14,680,000	0.625% due 11/23/16	14,694,175

		71,783,231

	Federal Home Loan Mortgage Corporation — 1.1%
10,500,000	0.500% due 5/13/16	10,500,541

		10,500,541

	Federal National Mortgage Association — 4.0%
9,987,000	0.375% due 7/5/16	9,985,923
15,000,000	0.625% due 8/26/16	15,007,626
11,409,000	1.250% due 9/28/16	11,448,997

		36,442,546

	TOTAL AGENCY NOTES (Amortized Cost $133,726,958)	133,726,958

U.S. TREASURY BILLS* — 27.7%
85,000,000	U.S. Treasury Bills,
	0.061% due 5/5/16	84,999,434
85,000,000	U.S. Treasury Bills,
	0.076% due 5/12/16	84,998,052
85,000,000	U.S. Treasury Bills,
	0.112% due 5/19/16	84,995,325

	TOTAL U.S. TREASURY BILLS (Cost $254,992,811)	254,992,811

U.S. TREASURY NOTES/BONDS* — 6.1%
20,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	20,726,067

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

U.S. TREASURY NOTES/BONDS* — (Continued)

$10,000,000	U.S. Treasury Notes,
	1.000% due 9/30/16	$10,019,906
25,000,000	U.S. Treasury Notes,
	0.875% due 12/31/16	25,051,340

	TOTAL U.S. TREASURY NOTES/BONDS (Amortized Cost $55,797,313)	55,797,313

REPURCHASE AGREEMENTS* — 51.6%
40,000,000	With RBS Greenwich, Inc., dated 4/29/16, 0.260%, principal and interest in the amount of $40,000,867, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $40,513,000, coupon rate of 1.000%, due 5/31/18, market value of $40,816,848)	40,000,000
215,592,392	With Societe Generale, dated 4/29/16, 0.290%, principal and interest in the amount of $215,597,602, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $217,270,000, coupon rate of 1.625%, due 11/15/22, market value of $219,903,312)	215,592,392
220,000,000	With UBS AG, dated 4/29/16, 0.270%, principal and interest in the amount of $220,004,950, due 5/2/16, (collateralized by U.S. Treasury Notes with a par value of $214,737,100, coupon rates of 2.000%—4.250%, due 11/15/17—7/31/22, total market value of $224,399,824)	220,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $475,592,392)	475,592,392

TOTAL INVESTMENTS (Amortized Cost $920,109,474)[2]	99.9%	$920,109,474
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	866,251

NET ASSETS	100.0%	$920,975,725

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2016.
[2]	Aggregate cost for federal tax purposes was $920,109,474.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

AGENCY DIVERSIFICATION

On April 30, 2016, agency diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

TREASURIES:
U.S. Treasury Bills	27.7%	$254,992,811
U.S. Treasury Notes/Bonds	6.1	55,797,313
AGENCIES:
Federal Home Loan Bank	7.8%	$71,783,231
Federal National Mortgage Association	4.0	36,442,546
Federal Farm Credit Bank	1.6	15,000,640
Federal Home Loan Mortgage Corporation	1.1	10,500,541

TOTAL	48.3%	$444,517,082
REPURCHASE AGREEMENTS	51.6	475,592,392

TOTAL INVESTMENTS	99.9%	$920,109,474

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 88.9%

	Daily Variable/Floating Rate Notes — 48.8%
$700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.18% due 4/1/17	$700,000
7,395,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.20% due 5/15/24	7,395,000
10,000,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.20% due 11/1/35	10,000,000
17,655,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series B, (SPA: J.P. Morgan Chase),
	0.27% due 1/15/38	17,655,000
6,675,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.26% due 1/15/26	6,675,000
4,860,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.25% due 1/15/26	4,860,000
7,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-1,
	0.21% due 7/1/36	7,000,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.23% due 7/1/36	4,000,000
3,100,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.26% due 8/1/35	3,100,000
4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.26% due 12/1/51	4,550,000
2,700,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.26% due 12/1/40	2,700,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
2,800,000	0.260% due 11/1/19	2,800,000
6,650,000	0.260% due 3/1/22	6,650,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$7,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: TD Bank N.A.),
	0.27% due 5/15/35	$7,500,000
4,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.26% due 10/1/43	4,500,000
11,580,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series B, (SPA: TD Bank N.A.),
	0.27% due 10/1/43	11,580,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
700,000	0.260% due 6/1/20	700,000
9,350,000	0.260% due 10/1/24	9,350,000
11,300,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.26% due 3/1/24	11,300,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.25% due 6/1/23	8,735,000
3,100,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.26% due 10/1/24	3,100,000
5,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.23% due 11/1/49	5,050,000
9,950,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.25% due 8/15/40	9,950,000
14,410,000	Metropolitan Transportation Authority, NY, Dedicated Tax Funds Revenue, Series A-1, (SPA: Royal Bank of Canada),
	0.28% due 11/1/31	14,410,000
9,395,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.28% due 10/1/39	9,395,000
6,590,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.27% due 12/1/30	6,590,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$10,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series D,
	0.27% due 12/1/30	$10,000,000
2,100,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.27% due 11/1/35	2,100,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.25% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.25% due 11/1/35	9,285,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.30% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.28% due 3/1/40	4,100,000
10,500,000	Missouri State Health & Educational Facilities Authority, Series B, (SPA: U.S. Bank N.A.),
	0.26% due 2/15/33	10,500,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.24% due 7/15/32	2,150,000
7,655,000	Montgomery County, PA, General Obligation Unlimited, Series A, (SPA: PNC Bank N.A.),
	0.30% due 8/15/24	7,655,000
16,515,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.25% due 6/1/41	16,515,000
7,900,000	New Hampshire Health & Education Facilities Authority Revenue, University of New Hamshire, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.30% due 7/1/33	7,900,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.28% due 11/1/29	7,100,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$8,280,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.34% due 11/1/22	$8,280,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.28% due 11/1/22	5,510,000
3,500,000	New York City, New York, General Obligation Unlimited, Series 1, Subseries I-2, (LOC: J.P. Morgan Chase),
	0.32% due 3/1/40	3,500,000
10,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (LOC: Royal Bank of Canada),
	0.28% due 10/1/39	10,000,000
2,100,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.28% due 4/1/36	2,100,000
19,700,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.28% due 6/15/38	19,700,000
10,790,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-1 (Liquidity Agreement: Wells Fargo Bank N.A.),
	0.26% due 1/1/39	10,790,000
4,845,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.29% due 2/15/21	4,845,000
7,655,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wells Fargo Bank N.A.),
	0.29% due 7/1/25	7,655,000
7,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.27% due 10/1/24	7,000,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.25% due 8/15/20	1,600,000
1,005,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.20% due 5/15/32	1,005,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$20,380,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.23% due 4/1/38	$20,380,000
14,390,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.28% due 2/15/31	14,390,000
3,000,000	Valdez, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.24% due 12/1/33	3,000,000
10,635,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.26% due 12/1/29	10,635,000
600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.26% due 10/1/25	600,000
1,315,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.28% due 2/1/26	1,315,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $392,420,000)	392,420,000

	Weekly Variable/Floating Rate Notes — 40.1%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.41% due 10/1/30	14,000,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.37% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.39% due 5/1/40	9,000,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.49% due 9/1/26	700,000
2,705,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.43% due 7/1/27	2,705,000
1,515,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.40% due 4/1/20	1,515,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.44% due 4/1/27	$8,915,000
15,000,000	Illinois State Finance Authority Revenue, Northwestern Community Hospital, Series C, (LOC: J.P. Morgan Chase),
	0.41% due 7/1/32	15,000,000
14,000,000	Illinois State Finance Authority Revenue, Northwestern University, Subseries D,
	0.37% due 12/1/46	14,000,000
6,439,000	Illinois State Finance Authority Revenue, University of Chicago,
	0.41% due 7/1/38	6,439,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.40% due 10/1/36	5,170,000
598,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.38% due 7/1/28	598,000
10,000,000	King County, Washington, General Obligation Limited, Multi-Modal, Series A, (LOC: State Street Bank & Trust Co.),
	0.38% due 1/1/40	10,000,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, Forest City South Park II Apts, (FNMA Insured),
	0.39% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.38% due 2/15/38	3,000,000
13,850,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.39% due 10/1/39	13,850,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C:
2,000,000	0.380% due 2/15/38	2,000,000
6,000,000	0.390% due 2/15/38	6,000,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.36% due 7/1/39	2,025,000
6,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.40% due 11/1/26	6,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,515,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.40% due 11/1/28	$3,515,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.39% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.42% due 8/1/28	6,200,000
2,500,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.39% due 7/1/31	2,500,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.41% due 2/15/35	6,200,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.40% due 11/15/28	4,900,000
10,000,000	New York City, New York, Local Government Assistance Corp., Revenue Bonds, Subseries B-7V, (SPA: J.P. Morgan Chase),
	0.42% due 4/1/20	10,000,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.36% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.42% due 11/15/36	6,300,000
7,500,000	New York State Housing Finance Agency, Revenue Bonds, Series B, (FHLMC Insured),
	0.40% due 5/1/42	7,500,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
2,040,000	0.370% due 12/1/17	2,040,000
10,300,000	0.370% due 6/1/27	10,300,000
11,115,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.40% due 12/1/21	11,115,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,500,000	Ohio State University General Receipts,
	0.40% due 12/1/21	$6,500,000
8,765,000	Ohio State University, Series B,
	0.39% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.39% due 6/1/35	7,000,000
8,100,000	Ohio State, General Obligation Unlimited, Series C,
	0.40% due 6/15/26	8,100,000
6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.37% due 9/1/35	6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.40% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.40% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.39% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.38% due 7/1/33	6,275,000
10,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.39% due 7/1/32	10,185,000
2,405,000	University of North Carolina, Revenue Bonds, Series B,
	0.37% due 12/1/25	2,405,000
17,105,000	University of North Carolina, Revenue Bonds, Series C,
	0.39% due 12/1/25	17,105,000
	University of Texas, University Revenue, Financing System, Series B:
1,360,000	0.360% due 8/1/16	1,360,000
3,455,000	0.400% due 8/1/33	3,455,000
3,975,000	0.380% due 8/1/34	3,975,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$9,800,000	0.360% due 8/1/39	$9,800,000
4,600,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.43% due 6/1/48	4,600,000
800,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.39% due 11/1/25	800,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $322,387,000)	322,387,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $714,807,000)	714,807,000

FIXED RATE NOTES* — 5.9%
6,000,000	County of Clark, NV, General Obligation Limited., (NPFG Insured), Prerefunded 5/1/16 @ 100,
	4.75% due 11/1/23	6,000,000
5,250,000	County of King, WA, General Obligation Limited,
	5.00% due 6/1/16	5,271,458
10,500,000	Missouri State, Highways & Transportation Commission, Revenue Bonds, Series B, Prerefunded 5/1/16 @ 100,
	5.00% due 5/1/26	10,500,000
22,500,000	State of Florida, General Obligation Unlimited,
	5.00% due 6/1/16	22,593,523
2,780,000	State of Georgia, General Obligation Unlimited, Series I,
	5.00% due 7/1/16	2,802,622

	TOTAL FIXED RATE NOTES (Amortized Cost $47,167,603)	47,167,603

TOTAL INVESTMENTS (Amortized Cost $761,974,603)[2]	94.8%	$761,974,603
OTHER ASSETS IN EXCESS OF LIABILITIES	5.2	41,660,833

NET ASSETS	100.0%	$803,635,436

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Portfolio with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $761,974,603.
Abbreviations:
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
NPFG — National Public Finance Guarantee Corporation
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

COUPON TYPE

On April 30, 2016, coupon type of the Portfolio was as follows :

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	88.9%	$714,807,000
Fixed Rate Notes	5.9	47,167,603

TOTAL INVESTMENTS	94.8%	$761,974,603

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 15.0%

	Federal Home Loan Bank — 5.6%
$19,000,000	5.000% due 11/17/17	$20,227,552
4,500,000	4.125% due 12/13/19	4,967,037

		25,194,589

	Federal Home Loan Mortgage Corporation — 5.9%
5,000,000	5.125% due 10/18/16	5,107,150
10,000,000	3.750% due 3/27/19	10,787,420
10,000,000	2.375% due 1/13/22	10,454,320

		26,348,890

	Federal National Mortgage Association — 3.5%
5,000,000	5.000% due 5/11/17	5,219,955
10,000,000	2.625% due 9/6/24	10,514,300

		15,734,255

	TOTAL AGENCY NOTES (Cost $66,817,431)	67,277,734

MORTGAGE-BACKED SECURITIES*,1 — 25.1%

	Federal Home Loan Mortgage Corporation — 8.7%
44	# G00807, 9.500% due 3/1/21	45
261,102	# G12342, 5.500% due 8/1/21	279,351
51,532	# J03604, 5.500% due 10/1/21	54,748
34,012	# J03649, 5.500% due 10/1/21	36,391
101,575	# G12442, 6.000% due 11/1/21	109,313
122,893	# J03536, 5.500% due 11/1/21	129,602
86,371	# G18163, 5.500% due 1/1/22	93,691
310,046	# G13396, 5.500% due 12/1/23	336,461
57,348	# D78677, 8.000% due 3/1/27	59,813
217,982	# C00742, 6.500% due 4/1/29	253,209
71,440	# A57845, 7.000% due 2/1/37	76,107
89,430	# A68937, 6.000% due 11/1/37	101,402
56,880	# A68332, 5.500% due 11/1/37	63,765
335,484	# A70446, 5.000% due 12/1/37	368,761
566,953	# A69653, 5.500% due 12/1/37	635,199
571,896	# A73370, 5.000% due 2/1/38	628,126
686,142	# A90421, 4.500% due 12/1/39	747,579
804,522	# A92890, 4.500% due 7/1/40	876,733
2,821,124	# A97620, 4.500% due 3/1/41	3,081,925
3,991,638	# C03770, 3.500% due 2/1/42	4,191,071

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal Home Loan Mortgage Corporation — (Continued)

$2,756,464	# Q07651, 3.500% due 4/1/42	$2,899,276
11,183,435	# G08671, 3.500% due 10/1/45	11,724,525
11,858,447	# G08687, 3.500% due 1/1/46	12,432,196

		39,179,289

	Federal National Mortgage Association — 15.6%
83	# 595134, 6.500% due 7/1/16	83
1,041	# 596498, 6.000% due 7/1/16	1,042
348	# 608777, 6.500% due 10/1/16	349
7,206	# 625990, 5.500% due 12/1/16	7,266
1,969	# 643340, 6.500% due 3/1/17	1,981
3,945	# 555016, 6.500% due 10/1/17	4,015
44,413	# 686230, 5.500% due 2/1/18	45,449
61,912	# 254685, 5.000% due 4/1/18	63,911
84,333	# 740449, 5.500% due 9/1/18	86,851
42,062	# 768557, 5.500% due 2/1/19	43,419
42,175	# 255159, 5.500% due 3/1/19	44,203
288	# 313796, 9.500% due 2/1/21	292
1,668	# 125275, 7.000% due 3/1/24	1,851
6,877	# 313795, 9.500% due 1/1/25	6,979
1,431,682	# AH6827, 4.000% due 3/1/26	1,526,813
1,053,544	# AI1657, 4.000% due 4/1/26	1,124,874
1,871,741	# AB3900, 3.000% due 11/1/26	1,959,948
24,286	# 373328, 8.000% due 3/1/27	24,377
2,365,791	# AK4751, 3.000% due 4/1/27	2,482,912
20,512	# 390895, 8.000% due 6/1/27	21,390
5,255,790	# AO0533, 3.000% due 6/1/27	5,504,143
109,591	# 397602, 8.000% due 8/1/27	123,752
2,161	# 499335, 6.500% due 8/1/29	2,478
9,066	# 252806, 7.500% due 10/1/29	11,211
397	# 523497, 7.500% due 11/1/29	454
2,441	# 588945, 7.000% due 6/1/31	2,726
100,830	# 607862, 7.000% due 9/1/31	116,779
9,203	# 656872, 6.500% due 8/1/32	10,552
19,148	# 687575, 7.000% due 2/1/33	19,442
431,921	# 789856, 6.000% due 8/1/34	492,491
149,218	# 820811, 6.000% due 4/1/35	170,577
93,480	# 829202, 5.000% due 7/1/35	103,645
217,380	# 826586, 5.000% due 8/1/35	241,222
56,438	# 867021, 7.000% due 3/1/36	58,093
49,294	# 256216, 7.000% due 4/1/36	58,215
221,433	# 898412, 5.000% due 10/1/36	245,297
37,995	# 910894, 5.000% due 2/1/37	42,098

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)

$57,122	# 912456, 6.500% due 3/1/37	$65,492
103,929	# 959877, 5.000% due 11/1/37	114,873
701,302	#973241, 5.000% due 3/1/38	775,148
215,476	# 975593, 5.000% due 6/1/38	238,165
264,159	# 257573, 5.500% due 2/1/39	297,006
923,193	# AD7128, 4.500% due 7/1/40	1,007,307
7,430,118	# AH1568, 4.500% due 12/1/40	8,124,862
3,805,932	# AH6991, 4.000% due 1/1/41	4,077,864
2,586,355	# AH4004, 4.500% due 3/1/41	2,822,224
2,298,737	# AH8351, 4.000% due 3/1/41	2,462,493
1,586,117	# AJ1315, 4.000% due 9/1/41	1,712,288
2,203,316	# AI8779, 4.000% due 11/1/41	2,361,029
3,907,812	# AJ5958, 4.000% due 12/1/41	4,187,552
1,428,822	# AK5070, 3.500% due 3/1/42	1,502,267
5,869,721	# AK5426, 3.500% due 3/1/42	6,162,414
9,923,997	# AT7682, 3.500% due 6/1/43	10,470,853
8,474,194	# AS6326, 3.500% due 12/1/45	8,883,448

		69,916,465

	Government National Mortgage Association — 0.8%
13,414	# 460389, 7.000% due 5/15/28	13,547
9,404	# 464049, 7.000% due 7/15/28	10,294
15,136	# 476259, 7.000% due 8/15/28	15,191
11,330	# 485264, 7.500% due 2/15/31	11,656
22,805	# 559304, 7.000% due 9/15/31	25,578
35,305	# 570289, 7.000% due 1/15/32	36,292
306,325	# 652486, 5.500% due 4/15/36	343,763
468,405	# 651859, 5.000% due 6/15/36	525,525
336,283	# 782150, 5.500% due 4/15/37	379,857
104,087	# 608508, 6.000% due 8/15/37	117,234
80,725	# 662521, 6.000% due 8/15/37	91,023
162,844	# 677545, 6.000% due 11/15/37	183,702
164,856	# 676291, 6.000% due 12/15/37	185,810
34,520	# 678831, 5.000% due 1/15/38	38,123
147,869	# 685836, 5.500% due 4/15/38	165,867
770,507	# 698235, 5.000% due 6/15/39	858,165
447,299	# 716655, 5.000% due 8/15/39	493,703

		3,495,330

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $109,992,950)	112,591,084

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — 29.7%

	Communications — 3.4%
$8,954,000	Amazon.com, Inc.,
	2.600% due 12/5/19	$9,320,416
5,000,000	Amazon.com, Inc.,
	4.800% due 12/5/34	5,687,820

		15,008,236

	Consumer, Cyclical — 8.4%
7,000,000	American Honda Finance Corp.,
	1.600% due 7/13/18	7,056,840
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,516,453
9,335,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	13,846,876
5,000,000	Wal-Mart Stores, Inc.,
	6.500% due 8/15/37	6,998,160

		37,418,329

	Consumer, Non-Cyclical — 8.0%
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	11,495,802
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	13,804,752
8,114,000	Procter & Gamble Co. (The),
	5.550% due 3/5/37	10,771,294

		36,071,848

	Financial — 3.6%
10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[2]	11,131,820
4,418,000	JPMorgan Chase & Co.,
	4.950% due 3/25/20	4,867,147

		15,998,967

	Industrial — 2.5%
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	11,341,710

		11,341,710

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

	Pharmaceuticals — 1.9%
$7,000,000	Johnson & Johnson,
	4.850% due 5/15/41	$8,625,694

		8,625,694

	Technology — 1.9%
8,000,000	Intel Corp.,
	3.300% due 10/1/21	8,579,152

		8,579,152

	TOTAL CORPORATE NOTES (Cost $126,568,559)	133,043,936

U.S. TREASURY NOTES/BONDS* — 25.2%
6,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	6,222,654
20,000,000	U.S. Treasury Bonds,
	6.250% due 8/15/23	26,422,660
5,000,000	U.S. Treasury Bonds,
	6.625% due 2/15/27	7,331,445
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	17,890,516
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	5,515,040
15,000,000	U.S. Treasury Notes,
	1.250% due 10/31/18	15,143,550
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	12,878,436
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,090,783
14,500,000	U.S. Treasury Notes,
	1.250% due 10/31/19	14,604,226

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $109,041,068)	113,099,310

MUNICIPAL BONDS* — 1.4%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,172,477

	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,172,477

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 6.0%
$27,149,841	With Societe Generale, dated 4/29/16, 0.290%, principal and interest in the amount of $27,150,497, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $27,360,000, coupon rate of 1.625%, due 11/15/22, market value of $27,692,971)	$27,149,841

	TOTAL REPURCHASE AGREEMENTS (Cost $27,149,841)	27,149,841

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
11,013,755	State Street Navigator Securities Lending Prime Portfolio	11,013,755

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,013,755)	11,013,755

TOTAL INVESTMENTS (Cost $456,618,604)[3]	104.9%	$470,348,137
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.9)	(21,903,695)

NET ASSETS	100.0%	$448,444,442

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at April 30, 2016.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $456,618,604.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2016, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Corporate	29.7%	$133,043,936
U.S. Treasury Notes/Bonds	25.2	113,099,310
Federal National Mortgage Association	19.1	85,650,720
Federal Home Loan Mortgage Corporation	14.6	65,528,179
Federal Home Loan Bank	5.6	25,194,589
Municipal Bonds	1.4	6,172,477
Government National Mortgage Association	0.8	3,495,330

TOTAL	96.4%	$432,184,541
REPURCHASE AGREEMENTS	6.0	27,149,841
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.5	11,013,755

TOTAL INVESTMENTS	104.9%	$470,348,137

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.4%

	Aerospace & Defense — 6.8%
42,130	Boeing Co. (The)	$5,679,124
45,910	Raytheon Co.	5,800,729

		11,479,853

	Banks — 8.9%
99,220	JPMorgan Chase & Co.	6,270,704
51,940	PNC Financial Services Group, Inc. (The)	4,559,293
81,705	Wells Fargo & Co.	4,083,616

		14,913,613

	Beverages — 4.0%
41,630	Dr Pepper Snapple Group, Inc.	3,784,583
27,600	PepsiCo, Inc.	2,841,696

		6,626,279

	Biotechnology — 2.0%
26,235	Baxalta, Inc.	1,100,558
8,400	Biogen, Inc.[1]	2,309,916

		3,410,474

	Capital Markets — 4.3%
144,660	Invesco, Ltd.	4,485,907
37,725	Northern Trust Corp.	2,681,493

		7,167,400

	Communications Equipment — 2.8%
168,510	Cisco Systems, Inc.	4,632,340

	Consumer Finance — 3.2%
26,620	American Express Co.	1,741,747
64,130	Discover Financial Services	3,608,595

		5,350,342

	Electronic Equipment, Instruments & Components — 1.9%
56,030	Amphenol Corp. — Class A	3,128,155

	Energy Equipment & Services — 4.5%
64,745	Halliburton Co.	2,674,616
59,870	Schlumberger, Ltd.	4,809,956

		7,484,572

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 1.4%
35,790	Wal-Mart Stores, Inc.	$2,393,277

	Food Products — 2.0%
53,315	Campbell Soup Co.	3,290,069

	Health Care Equipment & Supplies — 4.5%
68,390	Baxter International, Inc.	3,024,206
13,868	Smith & Nephew PLC, Sponsored ADR	476,088
52,516	St Jude Medical, Inc.	4,001,719

		7,502,013

	Health Care Providers & Services — 4.6%
35,680	Laboratory Corp. of America Holdings[1]	4,471,418
73,350	Patterson Cos., Inc.	3,179,722

		7,651,140

	Hotels, Restaurants & Leisure — 2.1%
16,755	Panera Bread Co. — Class A1,2	3,593,780

	Insurance — 2.0%
28,350	Chubb, Ltd.	3,341,331

	Internet & Catalog Retail — 2.6%
3,240	Priceline Group, Inc. (The)[1]	4,353,458

	IT Services — 10.3%
48,070	Accenture PLC — Class A	5,428,064
28,060	Cognizant Technology Solutions Corp. — Class A1	1,637,862
35,070	Gartner, Inc.[1]	3,057,052
61,550	Global Payments, Inc.	4,442,679
27,300	Mastercard, Inc. — Class A	2,647,827

		17,213,484

	Life Sciences Tools & Services — 2.3%
30,000	Waters Corp.[1,2]	3,904,800

	Machinery — 3.2%
34,200	Danaher Corp.	3,308,850
17,400	Parker-Hannifin Corp.	2,018,748

		5,327,598

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 3.5%
50,000	Omnicom Group, Inc.	$4,148,500
26,525	Scripps Networks Interactive, Inc. — Class A	1,653,834

		5,802,334

	Multi-line Retail — 3.9%
45,000	Dollar General Corp.	3,685,950
36,565	Dollar Tree, Inc.[1]	2,914,596

		6,600,546

	Oil, Gas & Consumable Fuels — 1.9%
31,340	Chevron Corp.	3,202,321

	Pharmaceuticals — 5.6%
58,430	Abbott Laboratories	2,272,927
28,570	Eli Lilly & Co.	2,157,892
43,678	Johnson & Johnson	4,895,430

		9,326,249

	Software — 3.1%
132,030	Oracle Corp.	5,262,716

	Specialty Retail — 2.4%
29,970	Home Depot, Inc.	4,012,683

	Technology Hardware, Storage & Peripherals — 3.7%
66,390	Apple, Inc.	6,223,399

	Trading Companies & Distributors — 0.9%
6,750	WW Grainger, Inc.	1,583,010

	TOTAL COMMON STOCKS (Cost $112,414,270)	164,777,236

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.5%
$2,574,863	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $ 2,574,865, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $ 2,385,000, coupon rate of 3.125%, due 5/15/21, market value of $ 2,628,423)	$2,574,863

	TOTAL REPURCHASE AGREEMENT (Cost $2,574,863)	2,574,863

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.1%
6,911,335	State Street Navigator Securities Lending Prime Portfolio	6,911,335

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,911,335)	6,911,335

TOTAL INVESTMENTS (Cost $121,900,468)[3]	104.0%	$174,263,434
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.0)	(6,726,583)

NET ASSETS	100.0%	$167,536,851

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $121,912,459.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	10.3%	$17,213,484
Banks	8.9	14,913,613
Aerospace & Defense	6.8	11,479,853
Pharmaceuticals	5.6	9,326,249
Health Care Providers & Services	4.6	7,651,140
Health Care Equipment & Supplies	4.5	7,502,013
Energy Equipment & Services	4.5	7,484,572
Capital Markets	4.3	7,167,400
Beverages	4.0	6,626,279
Multi-line Retail	3.9	6,600,546
Technology Hardware, Storage & Peripherals	3.7	6,223,399
Media	3.5	5,802,334
Consumer Finance	3.2	5,350,342
Machinery	3.2	5,327,598
Software	3.1	5,262,716
Communications Equipment	2.8	4,632,340
Internet & Catalog Retail	2.6	4,353,458
Specialty Retail	2.4	4,012,683
Life Sciences Tools & Services	2.3	3,904,800
Hotels, Restaurants & Leisure	2.1	3,593,780
Biotechnology	2.0	3,410,474
Insurance	2.0	3,341,331
Food Products	2.0	3,290,069
Oil, Gas & Consumable Fuels	1.9	3,202,321
Electronic Equipment, Instruments & Components	1.9	3,128,155
Food & Staples Retailing	1.4	2,393,277
Trading Companies & Distributors	0.9	1,583,010

TOTAL COMMON STOCKS	98.4%	$164,777,236
REPURCHASE AGREEMENT	1.5	2,574,863
INVESTMENT OF SECURITY LENDING COLLATERAL	4.1	6,911,335

TOTAL INVESTMENTS	104.0%	$174,263,434

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.2%

	Aerospace & Defense — 1.5%
433,220	Orbital ATK, Inc.	$37,690,140

	Airlines — 1.2%
1,243,706	Skywest, Inc.	29,227,091

	Automotive — 3.5%
1,166,971	American Axle & Manufacturing Holdings, Inc.[1]	18,099,720
203,001	Lithia Motors, Inc. — Class A	16,853,143
373,113	Tenneco, Inc.[1]	19,886,923
505,801	Thor Industries, Inc.	32,381,380

		87,221,166

	Banking — 12.4%
505,801	Chemical Financial Corp.	19,453,107
488,790	Eagle Bancorp, Inc.[1]	24,781,653
362,906	Euronet Worldwide, Inc.[1]	27,980,053
252,901	FCB Financial Holdings, Inc. — Class A1	8,838,890
2,081,042	FNB Corp.	27,511,375
1,128,412	Great Western Bancorp, Inc.	35,567,546
504,666	PrivateBancorp, Inc.	20,999,152
1,601,325	Umpqua Holdings Corp.	25,348,975
417,342	WesBanco, Inc.	13,409,198
1,368,838	Western Alliance Bancorp[1]	50,072,094
1,611,532	Wilshire Bancorp, Inc.	17,356,200
719,008	Wintrust Financial Corp.	37,402,796

		308,721,039

	Building Materials — 1.6%
367,443	ScanSource, Inc.[1]	14,947,581
395,795	US Concrete, Inc.[1,2]	24,444,299

		39,391,880

	Chemicals — 1.2%
1,883,711	Huntsman Corp.	29,649,611

	Commercial Services — 8.0%
900,462	AMN Healthcare Services, Inc.[1]	31,975,406
894,792	Cardtronics, Inc.[1,2]	35,272,701
809,735	Grand Canyon Education, Inc.[1]	35,409,711
1,047,893	Korn/Ferry International	28,439,816
751,897	MAXIMUS, Inc.	39,775,351
874,378	Omnicell, Inc.[1]	27,857,683

		198,730,668

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 2.7%
1,000,261	ARRIS International PLC[1,2]	$22,775,943
706,533	Fabrinet[1]	22,587,860
2,608,390	Iridium Communications, Inc.[1,2]	21,049,707

		66,413,510

	Computer Software & Processing — 0.9%
1,095,524	Web.com Group, Inc.[1]	21,899,525

	Computers & Information — 2.7%
715,606	Electronics for Imaging, Inc.[1]	28,509,743
1,263,368	NeoPhotonics Corp.[1]	15,147,782
899,327	Super Micro Computer, Inc.[1,2]	24,200,890

		67,858,415

	Consumer Services — 1.3%
1,679,577	Boyd Gaming Corp.[1]	31,307,315

	Electric Utilities — 2.1%
623,746	ALLETE, Inc.	35,048,288
244,551	IDACORP, Inc.	17,786,194

		52,834,482

	Electrical Equipment — 2.8%
478,583	AZZ, Inc.	26,283,778
318,677	EnerSys	18,601,177
214,342	Littelfuse, Inc.	24,966,556

		69,851,511

	Electronics — 5.3%
734,885	Cirrus Logic, Inc.[1]	26,529,349
1,313,268	Integrated Device Technology, Inc.[1]	25,319,807
248,364	Methode Electronics, Inc.	7,383,862
861,903	Microsemi Corp.[1]	29,123,702
241,560	Synaptics, Inc.[1,2]	17,283,618
895,925	Tessera Technologies, Inc.	25,730,966

		131,371,304

	Entertainment & Leisure — 1.3%
903,864	Cinemark Holdings, Inc.	31,318,888

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 2.3%
485,387	EPR Properties	$31,977,295
973,042	Kite Realty Group Trust	26,495,934

		58,473,229

	Forest Products & Paper — 2.6%
914,071	Boise Cascade Co.[1]	19,076,662
254,034	Drew Industries, Inc.	16,469,024
2,186,512	Graphic Packaging Holding Co.	29,036,879

		64,582,565

	Health Care Providers — 4.2%
629,416	Acadia Healthcare Co., Inc.[1,2]	39,772,797
598,795	Team Health Holdings, Inc.[1,2]	25,047,595
618,075	VCA, Inc.[1]	38,920,183

		103,740,575

	Heavy Construction — 2.2%
640,757	Granite Construction, Inc.	28,571,355
1,072,842	Primoris Services Corp.	25,093,774

		53,665,129

	Heavy Machinery — 1.2%
283,325	Brunswick Corp.	13,608,100
1,154,496	Entegris, Inc.[1]	15,343,252

		28,951,352

	Home Construction, Furnishings & Appliances — 5.0%
653,232	CalAtlantic Group, Inc.	21,145,120
316,409	Helen of Troy, Ltd.[1]	31,492,188
933,350	Herman Miller, Inc.	28,159,169
1,027,479	La-Z-Boy, Inc.	26,580,882
1,130,680	Steelcase, Inc. — Class A	17,254,177

		124,631,536

	Insurance — 5.1%
2,061,762	American Equity Investment Life Holding Co.	28,864,668
1,512,866	CNO Financial Group, Inc.	27,791,348
429,817	Horace Mann Educators Corp.	13,367,309
492,192	Molina Healthcare, Inc.[1,2]	25,475,858
2,383,842	Radian Group, Inc.	30,489,339

		125,988,522

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — Broadcasting & Publishing — 2.6%
609,002	Ryman Hospitality Properties, Inc.	$31,381,873
1,004,797	Sinclair Broadcast Group, Inc. — Class A	32,223,840

		63,605,713

	Medical Supplies — 4.6%
306,202	Coherent, Inc.[1]	28,599,267
1,722,671	Depomed, Inc.[1,2]	29,940,022
1,255,430	Globus Medical, Inc. — Class A1,2	31,435,967
356,102	STERIS PLC	25,165,728

		115,140,984

	Miscellaneous — 0.9%
960,568	Columbia Property Trust, Inc.	21,420,666

	Oil & Gas — 4.3%
810,869	Carrizo Oil & Gas, Inc.[1,2]	28,680,436
168,978	Chesapeake Utilities Corp.	10,057,571
756,433	Delek US Holdings, Inc.	12,019,720
776,847	Gulfport Energy Corp.[1]	24,315,311
910,668	Headwaters, Inc.[1]	18,222,467
412,806	New Jersey Resources Corp.	14,728,918

		108,024,423

	Pharmaceuticals — 3.0%
878,914	AMAG Pharmaceuticals, Inc.[1,2]	23,308,799
696,326	Emergent Biosolutions, Inc.[1]	26,822,478
1,478,844	Supernus Pharmaceuticals, Inc.[1]	25,376,963

		75,508,240

	Real Estate — 0.9%
1,181,714	Hilltop Holdings, Inc.[1]	23,468,840

	Real Estate Investment Trusts — 2.7%
1,876,907	Ashford Hospitality Trust, Inc.	10,491,910
1,773,705	Brandywine Realty Trust	26,516,890
758,701	DuPont Fabros Technology, Inc.	30,211,474

		67,220,274

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Restaurants — 3.5%
1,931,342	Bloomin’ Brands, Inc.	$36,116,095
301,666	Red Robin Gourmet Burgers, Inc.[1]	19,566,057
757,567	Texas Roadhouse, Inc.	30,848,128

		86,530,280

	Retailers — 1.9%
633,952	Big Lots, Inc.	29,073,039
226,816	Stamps.com, Inc.[1]	18,680,566

		47,753,605

	Telecommunications — 0.9%
351,565	j2 Global, Inc.	22,331,409

	Textiles, Clothing & Fabrics — 1.0%
725,813	Steven Madden, Ltd.[1]	25,410,713

	Transportation — 0.8%
1,174,909	Swift Transportation Co.[1]	19,526,988

	TOTAL COMMON STOCKS (Cost $2,235,728,327)	2,439,461,588

Face
Amount

REPURCHASE AGREEMENT* — 2.2%
$53,927,091	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $53,927,136, due 5/2/16, (collateralized by U.S. Treasury Notes with a par value of $50,580,000, coupon rates of 2.125%—3.125%, due 5/15/21—9/30/21, total market value of $55,013,228)	53,927,091

	TOTAL REPURCHASE AGREEMENT (Cost $53,927,091)	53,927,091

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.6%
188,749,109	State Street Navigator Securities Lending Prime Portfolio	$188,749,109

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $188,749,109)	188,749,109

TOTAL INVESTMENTS (Cost $2,478,404,527)[3]	108.0%	$2,682,137,788
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.0)	(197,636,558)

NET ASSETS	100.0%	$2,484,501,230

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,489,886,122.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banking	12.4%	$308,721,039
Commercial Services	8.0	198,730,668
Electronics	5.3	131,371,304
Insurance	5.1	125,988,522
Home Construction, Furnishings & Appliances	5.0	124,631,536
Medical Supplies	4.6	115,140,984
Oil & Gas	4.3	108,024,423
Health Care Providers	4.2	103,740,575
Automotive	3.5	87,221,166
Restaurants	3.5	86,530,280
Pharmaceuticals	3.0	75,508,240
Electrical Equipment	2.8	69,851,511
Computers & Information	2.7	67,858,415
Real Estate Investment Trusts	2.7	67,220,274
Communications	2.7	66,413,510
Forest Products & Paper	2.6	64,582,565
Media — Broadcasting & Publishing	2.6	63,605,713
Financial Services	2.3	58,473,229
Heavy Construction	2.2	53,665,129
Electric Utilities	2.1	52,834,482
Retailers	1.9	47,753,605
Building Materials	1.6	39,391,880
Aerospace & Defense	1.5	37,690,140
Entertainment & Leisure	1.3	31,318,888
Consumer Services	1.3	31,307,315
Chemicals	1.2	29,649,611
Airlines	1.2	29,227,091
Heavy Machinery	1.2	28,951,352
Textiles, Clothing & Fabrics	1.0	25,410,713
Real Estate	0.9	23,468,840
Telecommunications	0.9	22,331,409

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Computer Software & Processing	0.9%	$21,899,525
Miscellaneous	0.9	21,420,666
Transportation	0.8	19,526,988

TOTAL COMMON STOCKS	98.2%	$2,439,461,588
REPURCHASE AGREEMENTS	2.2	53,927,091
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.6	188,749,109

TOTAL INVESTMENTS	108.0%	$2,682,137,788

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.4%

	Advertising — 3.3%
17,116	Interpublic Group of Cos., Inc. (The)	$392,641
16,088	Outfront Media, Inc.	348,949

		741,590

	Airlines — 0.9%
10,546	JetBlue Airways Corp.[1]	208,705

	Automotive — 4.7%
19,064	Gentex Corp.[2]	305,787
2,448	Lear Corp.	281,838
7,040	Thor Industries, Inc.	450,701

		1,038,326

	Banking — 7.8%
11,975	East West Bancorp, Inc.	448,943
40,117	Huntington Bancshares, Inc.[2]	403,577
11,319	PacWest Bancorp	452,533
27,113	Umpqua Holdings Corp.	429,199

		1,734,252

	Chemicals — 1.5%
4,455	Eastman Chemical Co.	340,273

	Commercial Services — 7.6%
6,051	Fluor Corp.	330,748
7,686	Global Payments, Inc.	554,776
7,912	Jacobs Engineering Group, Inc.[1]	352,717
8,323	Vantiv, Inc. — Class A1	453,936

		1,692,177

	Communications — 3.5%
12,093	CommScope Holding Co., Inc.[1]	367,748
5,141	Harris Corp.	411,332

		779,080

	Computer Software & Processing — 5.3%
8,137	Amdocs, Ltd.	460,066
6,511	Deluxe Corp.	408,761
2,986	F5 Networks, Inc.[1]	312,783

		1,181,610

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 2.1%
8,666	Crown Holdings, Inc.[1]	$458,951

	Electric Utilities — 3.6%
7,071	CMS Energy Corp.	287,648
10,217	OGE Energy Corp.[2]	302,321
3,035	SCANA Corp.[2]	208,474

		798,443

	Electrical Equipment — 1.7%
5,816	Regal Beloit	374,667

	Electronics — 3.8%
4,524	Arrow Electronics, Inc.[1]	280,941
7,128	Avnet, Inc.	293,103
5,836	Qorvo, Inc.[1]	262,795

		836,839

	Financial Services — 5.6%
15,363	Corporate Office Properties Trust	394,522
5,806	Digital Realty Trust, Inc.[2]	510,812
15,686	RLJ Lodging Trust	330,504

		1,235,838

	Forest Products & Paper — 2.3%
16,783	Masco Corp.	515,406

	Health Care Providers — 3.3%
7,177	HealthSouth Corp.	297,558
6,130	Mednax, Inc.[1,2]	437,008

		734,566

	Heavy Construction — 1.8%
21,052	PulteGroup, Inc.[2]	387,146

	Heavy Machinery — 3.3%
8,220	Chicago Bridge & Iron Co. NV	330,855
10,409	ITT Corp.	399,393

		730,248

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 7.3%
7,559	Centene Corp.[1]	$468,356
10,144	Lincoln National Corp.	440,757
42,075	MGIC Investment Corp.[1]	304,202
21,884	Old Republic International Corp.	404,635

		1,617,950

	Media — Broadcasting & Publishing — 3.1%
3,035	AMC Networks, Inc. — Class A1,2	197,973
2,712	Scripps Networks Interactive, Inc. — Class A2	169,093
13,258	TEGNA, Inc.[2]	309,707

		676,773

	Medical Supplies — 1.4%
9,126	Hologic, Inc.[1]	306,542

	Metals & Mining — 1.5%
5,327	Belden, Inc.	336,347

	Miscellaneous — 1.6%
11,750	Corrections Corp. of America	357,435

	Oil & Gas — 4.3%
16,656	Antero Resources Corp.[1]	471,365
6,414	HollyFrontier Corp.	228,338
7,974	SM Energy Co.[2]	248,470

		948,173

	Pharmaceuticals — 1.4%
1,998	Jazz Pharmaceuticals PLC[1,2]	301,099

	Real Estate — 1.6%
3,124	Jones Lang LaSalle, Inc.	359,791

	Restaurants — 1.6%
5,767	Darden Restaurants, Inc.[2]	358,996

	Retailers — 6.1%
1,851	Advance Auto Parts, Inc.	288,941
6,002	Foot Locker, Inc.[2]	368,763
42,653	Rite Aid Corp.[1]	343,356
3,253	Signet Jewelers, Ltd.	353,146

		1,354,206

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Clothing & Fabrics — 1.9%
14,815	Hanesbrands, Inc.[2]	$430,079

	Transportation — 4.5%
2,360	Huntington Ingalls Industries, Inc.	341,657
4,651	Old Dominion Freight Line, Inc.[1]	307,199
4,113	Wabtec Corp.[2]	341,091

		989,947

	TOTAL COMMON STOCKS (Cost $20,669,407)	21,825,455

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$376,882	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $376,882, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $385,000, coupon rate of 1.000%, due 5/15/18, market value of $388,230)	376,882

	TOTAL REPURCHASE AGREEMENT (Cost $376,882)	376,882

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 16.2%
3,606,491	State Street Navigator Securities Lending Prime Portfolio	3,606,491

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,606,491)	3,606,491

TOTAL INVESTMENTS (Cost $24,652,780)[3]	116.3%	$25,808,828
LIABILITIES IN EXCESS OF OTHER ASSETS	(16.3)	(3,625,591)

NET ASSETS	100.0%	$22,183,237

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $24,885,503.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banking	7.8%	$1,734,252
Commercial Services	7.6	1,692,177
Insurance	7.3	1,617,950
Retailers	6.1	1,354,206
Financial Services	5.6	1,235,838
Computer Software & Processing	5.3	1,181,610
Automotive	4.7	1,038,326
Transportation	4.5	989,947
Oil & Gas	4.3	948,173
Electronics	3.8	836,839
Electric Utilities	3.6	798,443
Communications	3.5	779,080
Advertising	3.3	741,590
Health Care Providers	3.3	734,566
Heavy Machinery	3.3	730,248
Media — Broadcasting & Publishing	3.1	676,773
Forest Products & Paper	2.3	515,406
Containers & Packaging	2.1	458,951
Textiles, Clothing & Fabrics	1.9	430,079
Heavy Construction	1.8	387,146
Electrical Equipment	1.7	374,667
Real Estate	1.6	359,791
Restaurants	1.6	358,996
Miscellaneous	1.6	357,435
Chemicals	1.5	340,273
Metals & Mining	1.5	336,347
Medical Supplies	1.4	306,542
Pharmaceuticals	1.4	301,099
Airlines	0.9	208,705

TOTAL COMMON STOCKS	98.4%	$21,825,455
REPURCHASE AGREEMENTS	1.7	376,882
INVESTMENTS OF SECURITY LENDING COLLATERAL	16.2	3,606,491

TOTAL INVESTMENTS	116.3%	$25,808,828

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 2.5%
5,015	General Dynamics Corp.	$704,708
10,590	United Technologies Corp.	1,105,278

		1,809,986

	Airlines — 3.2%
20,115	Delta Air Lines, Inc.	838,192
8,775	FedEx Corp.	1,448,840

		2,287,032

	Automotive — 2.8%
33,920	General Motors Co.	1,078,656
15,700	PACCAR, Inc.	924,887

		2,003,543

	Banking — 10.9%
36,390	Ally Financial, Inc.[1]	648,106
17,540	Capital One Financial Corp.	1,269,720
45,660	Citigroup, Inc.	2,113,145
24,055	Discover Financial Services	1,353,575
133,660	Regions Financial Corp.	1,253,731
30,930	SunTrust Banks, Inc.	1,291,018

		7,929,295

	Beverages, Food & Tobacco — 1.0%
11,195	Tyson Foods, Inc. — Class A	736,855

	Chemicals — 3.3%
14,015	Albemarle Corp.	927,232
10,245	Celanese Corp. — Class A	724,322
22,535	CF Industries Holdings, Inc.	745,232

		2,396,786

	Computer Software & Processing — 1.2%
13,645	Fidelity National Information Services, Inc.	897,841

	Cosmetics & Personal Care — 2.0%
18,140	Procter & Gamble Co. (The)	1,453,377

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 3.8%
27,410	Exelon Corp.	$961,817
26,190	FirstEnergy Corp.	853,532
20,225	Public Service Enterprise Group, Inc.	932,979

		2,748,328

	Electronic Technology — 1.4%
13,630	Lam Research Corp.	1,041,332

	Energy — 4.2%
34,100	Exxon Mobil Corp.	3,014,440

	Financial Services — 11.4%
150,735	Bank of America Corp.	2,194,701
9,610	Goldman Sachs Group, Inc. (The)	1,577,097
26,690	HCP, Inc.	902,923
45,090	JPMorgan Chase & Co.	2,849,688
87,570	VEREIT, Inc.	777,622

		8,302,031

	Heavy Machinery — 1.4%
16,375	Eaton Corp. PLC	1,036,046

	Insurance — 8.2%
16,765	Aflac, Inc.	1,156,282
32,075	AmTrust Financial Services, Inc.	797,064
6,515	Anthem, Inc.	917,116
22,255	Lincoln National Corp.	966,980
9,090	Reinsurance Group of America, Inc.	865,550
35,210	Unum Group	1,204,534

		5,907,526

	Medical Supplies — 1.9%
11,540	Zimmer Biomet Holdings, Inc.	1,335,986

	Metals & Mining — 1.5%
59,065	Corning, Inc.	1,102,744

	Oil & Gas — 9.0%
23,450	Chevron Corp.	2,396,121
39,000	Devon Energy Corp.	1,352,520

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil & Gas — (Continued)

12,075	Helmerich & Payne, Inc.	$798,399
40,070	Noble Energy, Inc.	1,446,927
9,540	Valero Energy Corp.	561,620

		6,555,587

	Pharmaceuticals — 8.7%
22,320	Johnson & Johnson	2,501,626
31,220	Merck & Co., Inc.	1,712,105
64,905	Pfizer, Inc.	2,123,042

		6,336,773

	Producer Manufacturing — 1.2%
20,615	Johnson Controls, Inc.	853,461

	Real Estate — 1.0%
25,340	CBRE Group, Inc. — Class A1	750,824

	Real Estate Investment Trusts — 1.3%
58,050	Host Hotels & Resorts, Inc.	918,351

	Retailers — 4.2%
7,265	CVS Health Corp.	730,133
11,220	Dollar General Corp.	919,030
9,450	Express Scripts Holding Co.[1]	696,749
11,010	Foot Locker, Inc.	676,454

		3,022,366

	Software — 1.6%
29,395	Oracle Corp.	1,171,685

	Technology — 5.6%
82,595	Cisco Systems, Inc.	2,270,536
59,545	Intel Corp.	1,803,023

		4,073,559

	Telecommunications — 3.0%
56,475	AT&T, Inc.	2,192,360

	Telephone Systems — 1.4%
19,645	Verizon Communications, Inc.	1,000,716

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 2.0%
14,340	Carnival Corp.	$703,377
8,765	Union Pacific Corp.	764,571

		1,467,948

	TOTAL COMMON STOCKS (Cost $69,781,538)	72,346,778

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$220,804	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $220,805, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $220,000, coupon rate of 2.125%, due 9/30/21, market value of $228,655)	220,804

	TOTAL REPURCHASE AGREEMENT (Cost $220,804)	220,804

TOTAL INVESTMENTS (Cost $70,002,342)[2]	100.0%	$72,567,582
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	13,438

NET ASSETS	100.0%	$72,581,020

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $70,393,445.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Financial Services	11.4%	$8,302,031
Banking	10.9	7,929,295
Oil & Gas	9.0	6,555,587
Pharmaceuticals	8.7	6,336,773
Insurance	8.2	5,907,526
Technology	5.6	4,073,559
Retailers	4.2	3,022,366
Energy	4.2	3,014,440
Electric Utilities	3.8	2,748,328
Chemicals	3.3	2,396,786
Airlines	3.2	2,287,032
Telecommunications	3.0	2,192,360
Automotive	2.8	2,003,543
Aerospace & Defense	2.5	1,809,986
Transportation	2.0	1,467,948
Cosmetics & Personal Care	2.0	1,453,377
Medical Supplies	1.9	1,335,986
Software	1.6	1,171,685
Metals & Mining	1.5	1,102,744
Electronic Technology	1.4	1,041,332
Heavy Machinery	1.4	1,036,046
Telephone Systems	1.4	1,000,716
Real Estate Investment Trusts	1.3	918,351
Computer Software & Processing	1.2	897,841
Producer Manufacturing	1.2	853,461
Real Estate	1.0	750,824
Beverages, Food & Tobacco	1.0	736,855

TOTAL COMMON STOCKS	99.7%	$72,346,778
REPURCHASE AGREEMENTS	0.3	220,804

TOTAL INVESTMENTS	100.0%	$72,567,582

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 0.5%
12,734	Mercury Systems, Inc.[1]	$267,669

	Airlines — 1.4%
16,698	Hawaiian Holdings, Inc.[1]	702,485

	Auto Components — 2.7%
18,847	Dana Holding Corp.	243,692
8,930	Dorman Products, Inc.[1]	480,345
11,031	Tenneco, Inc.[1]	587,952

		1,311,989

	Automobiles — 0.5%
11,940	Winnebago Industries, Inc.	258,382

	Banks — 8.8%
31,213	BBCN Bancorp, Inc.	487,547
39,763	Brookline Bancorp, Inc.	452,503
20,393	Cardinal Financial Corp.	451,297
21,875	Central Pacific Financial Corp.	510,562
10,368	Eagle Bancorp, Inc.[1]	525,658
25,239	First Midwest Bancorp, Inc.	466,417
9,865	Glacier Bancorp, Inc.	255,405
18,805	Hanmi Financial Corp.	434,772
11,248	Home BancShares, Inc.	483,551
7,458	MB Financial, Inc.	259,240

		4,326,952

	Biotechnology — 2.9%
17,804	Emergent Biosolutions, Inc.[1,2]	685,810
12,101	Myriad Genetics, Inc.[1]	435,636
49,262	Sangamo BioSciences, Inc.[1,2]	310,351

		1,431,797

	Building Products — 2.0%
11,633	Apogee Enterprises, Inc.	482,072
18,492	Gibraltar Industries, Inc.[1]	489,113

		971,185

	Capital Markets — 2.1%
9,372	Evercore Partners, Inc. — Class A	483,970
16,947	HFF, Inc. — Class A	539,423

		1,023,393

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 3.2%
6,103	Innospec, Inc.	$295,141
3,553	Stepan Co.	217,764
24,613	Trinseo SA1	1,053,190

		1,566,095

	Commercial Services & Supplies — 2.4%
6,669	Deluxe Corp.	418,680
17,580	Steelcase, Inc. — Class A	268,271
16,472	Sykes Enterprises, Inc.[1]	480,158

		1,167,109

	Communications Equipment — 2.9%
7,528	Dycom Industries, Inc.[1,2]	531,477
10,811	NETGEAR, Inc.[1]	458,386
11,923	Plantronics, Inc.	458,439

		1,448,302

	Construction & Engineering — 0.9%
15,327	Comfort Systems USA, Inc.	451,993

	Diversified Consumer Services — 0.5%
4,746	Strayer Education, Inc.[1,2]	235,591

	Diversified Telecommunication Services — 0.5%
13,844	Inteliquent, Inc.	229,672

	Electrical Equipment — 1.4%
10,697	Belden, Inc.	675,409

	Electronic Equipment, Instruments & Components — 2.4%
4,334	Littelfuse, Inc.	504,824
13,717	Methode Electronics, Inc.	407,807
6,246	Plexus Corp.[1]	260,833

		1,173,464

	Energy Equipment & Services — 1.1%
28,181	Matrix Service Co.[1]	530,930

	Food Products — 1.0%
5,460	Cal-Maine Foods, Inc.	277,150
12,036	Dean Foods Co.	207,380

		484,530

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 5.0%
5,603	Abaxis, Inc.	$253,928
6,511	CONMED Corp.	269,686
4,860	Cynosure, Inc. — Class A1	237,848
16,731	Natus Medical, Inc.[1]	533,217
18,748	NuVasive, Inc.[1]	992,519
9,706	SurModics, Inc.[1]	195,285

		2,482,483

	Health Care Providers & Services — 5.4%
17,126	Aceto Corp.	384,136
15,506	AMN Healthcare Services, Inc.[1]	550,618
3,503	Chemed Corp.	454,619
21,864	Cross Country Healthcare, Inc.[1]	271,770
6,664	Molina Healthcare, Inc.[1,2]	344,929
3,926	Providence Service Corp. (The)[1]	195,672
9,493	US Physical Therapy, Inc.	473,321

		2,675,065

	Health Care Technology — 1.1%
16,568	Omnicell, Inc.[1]	527,856

	Hotels, Restaurants & Leisure — 5.8%
10,519	BJ’s Restaurants, Inc.[1]	469,147
27,451	Bloomin’ Brands, Inc.	513,334
8,289	Cheesecake Factory, Inc. (The)	422,822
9,784	Diamond Resorts International, Inc.[1,2]	207,519
58,685	Interval Leisure Group, Inc.	828,632
8,202	Ryman Hospitality Properties, Inc.	422,649

		2,864,103

	Household Durables — 3.0%
6,518	Helen of Troy, Ltd.[1]	648,737
19,161	La-Z-Boy, Inc.	495,695
43,417	ZAGG, Inc.[1]	347,770

		1,492,202

	Insurance — 3.0%
9,312	AMERISAFE, Inc.	501,730
16,757	Employers Holdings, Inc.	497,683
13,635	Selective Insurance Group, Inc.	473,271

		1,472,684

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 2.4%
42,106	DHI Group, Inc.[1]	$299,374
7,927	j2 Global, Inc.	503,523
18,166	Perficient, Inc.[1]	379,306

		1,182,203

	IT Services — 4.3%
6,618	CSG Systems International, Inc.	293,707
6,517	Euronet Worldwide, Inc.[1]	502,461
13,486	ExlService Holdings, Inc.[1]	652,587
4,770	Global Payments, Inc.	344,287
20,958	Hackett Group, Inc. (The)	311,855

		2,104,897

	Leisure Equipment & Products — 0.5%
12,799	Nautilus, Inc.[1]	225,774

	Life Sciences Tools & Services — 5.1%
22,645	AMAG Pharmaceuticals, Inc.[1,2]	600,546
11,560	Cambrex Corp.[1]	557,654
11,300	INC Research Holdings, Inc. — Class A1	543,869
25,664	Luminex Corp.[1,2]	515,846
4,632	PAREXEL International Corp.[1]	283,015

		2,500,930

	Machinery — 2.6%
9,989	Barnes Group, Inc.	324,543
3,360	CLARCOR, Inc.	197,467
18,681	Douglas Dynamics, Inc.	427,982
25,840	Federal Signal Corp.	353,749

		1,303,741

	Marine — 0.9%
11,275	Matson, Inc.	438,372

	Multi-line Retail — 1.0%
10,726	Big Lots, Inc.	491,894

	Oil, Gas & Consumable Fuels — 1.4%
15,185	Delek US Holdings, Inc.	241,290
17,400	Western Refining, Inc.	465,624

		706,914

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Paper & Forest Products — 1.0%
7,771	Neenah Paper, Inc.	$505,814

	Pharmaceuticals — 0.8%
20,740	Lannett Co., Inc.[1,2]	397,793

	Professional Services — 2.9%
4,935	Insperity, Inc.	260,420
13,739	Korn/Ferry International	372,876
28,860	Navigant Consulting, Inc.[1]	460,606
17,718	TrueBlue, Inc.[1]	331,149

		1,425,051

	Real Estate Investment Trusts — 5.1%
14,570	Agree Realty Corp.	565,025
9,241	Coresite Realty Corp.	692,428
36,747	DiamondRock Hospitality Co.	327,416
14,981	DuPont Fabros Technology, Inc.	596,543
5,669	EastGroup Properties, Inc.	338,723

		2,520,135

	Semiconductors & Semiconductor Equipment — 4.3%
13,849	Advanced Energy Industries, Inc.[1]	448,015
13,765	MKS Instruments, Inc.	493,613
35,028	Rudolph Technologies, Inc.[1]	485,838
11,385	Semtech Corp.[1]	246,372
15,381	Tessera Technologies, Inc.	441,742

		2,115,580

	Software — 1.1%
52,327	TiVo, Inc.[1]	522,223

	Specialty Retail — 2.1%
27,906	Express, Inc.[1]	507,331
14,665	Hibbett Sports, Inc.[1,2]	529,407

		1,036,738

	Thrifts & Mortgage Finance — 1.7%
24,594	BofI Holding, Inc.[1,2]	500,980
17,215	Essent Group, Ltd.[1]	351,530

		852,510

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Water and Sewer — 1.0%
11,498	American States Water Co.	$479,352

	Wireless Telecommunication Services — 0.6%
10,754	Shenandoah Telecommunications Co.	308,532

	TOTAL COMMON STOCKS (Cost $43,219,386)	48,889,793

Face
Amount

REPURCHASE AGREEMENT* — 1.2%
$620,903	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $620,904, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $575,000, coupon rate of 3.125%, due 5/15/21, market value of $633,687)	620,903

	TOTAL REPURCHASE AGREEMENT (Cost $620,903)	620,903

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.6%
4,715,213	State Street Navigator Securities Lending Prime Portfolio	4,715,213

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,715,213)	4,715,213

TOTAL INVESTMENTS (Cost $48,555,502)[3]	110.1%	$54,225,909
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.1)	(4,972,996)

NET ASSETS	100.0%	$49,252,913

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $48,564,468.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	8.8%	$4,326,952
Hotels, Restaurants & Leisure	5.8	2,864,103
Health Care Providers & Services	5.4	2,675,065
Real Estate Investment Trusts	5.1	2,520,135
Life Sciences Tools & Services	5.1	2,500,930
Health Care Equipment & Supplies	5.0	2,482,483
Semiconductors & Semiconductor Equipment	4.3	2,115,580
IT Services	4.3	2,104,897
Chemicals	3.2	1,566,095
Household Durables	3.0	1,492,202
Insurance	3.0	1,472,684
Communications Equipment	2.9	1,448,302
Biotechnology	2.9	1,431,797
Professional Services	2.9	1,425,051
Auto Components	2.7	1,311,989
Machinery	2.6	1,303,741
Internet Software & Services	2.4	1,182,203
Electronic Equipment, Instruments & Components	2.4	1,173,464
Commercial Services & Supplies	2.4	1,167,109
Specialty Retail	2.1	1,036,738
Capital Markets	2.1	1,023,393
Building Products	2.0	971,185
Thrifts & Mortgage Finance	1.7	852,510
Oil, Gas & Consumable Fuels	1.4	706,914
Airlines	1.4	702,485
Electrical Equipment	1.4	675,409
Energy Equipment & Services	1.1	530,930
Health Care Technology	1.1	527,856
Software	1.1	522,223
Paper & Forest Products	1.0	505,814
Multi-line Retail	1.0	491,894
Food Products	1.0	484,530
Water and Sewer	1.0	479,352
Construction & Engineering	0.9	451,993
Marine	0.9	438,372
Pharmaceuticals	0.8	397,793
Wireless Telecommunication Services	0.6	308,532
Aerospace & Defense	0.5	267,669
Automobiles	0.5	258,382

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Diversified Consumer Services	0.5%	$235,591
Diversified Telecommunication Services	0.5	229,672
Leisure Equipment & Products	0.5	225,774

TOTAL COMMON STOCKS	99.3%	$48,889,793
REPURCHASE AGREEMENT	1.2	620,903
INVESTMENT OF SECURITY LENDING COLLATERAL	9.6	4,715,213

TOTAL INVESTMENTS	110.1%	$54,225,909

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 1.6%
191,493	Honeywell International, Inc.	$21,881,905
78,810	Huntington Ingalls Industries, Inc.	11,409,324

		33,291,229

	Airlines — 1.4%
175,975	Alaska Air Group, Inc.	12,393,919
440,987	Delta Air Lines, Inc.	18,375,928

		30,769,847

	Auto Components — 1.1%
201,867	Lear Corp.	23,240,948

	Automobiles — 1.0%
434,964	Harley-Davidson, Inc.	20,804,328

	Banks — 4.0%
584,383	BB&T Corp.	20,675,470
348,622	JPMorgan Chase & Co.	22,032,910
259,620	PNC Financial Services Group, Inc. (The)	22,789,444
142,036	SunTrust Banks, Inc.	5,928,583
300,946	Wells Fargo & Co.	15,041,281

		86,467,688

	Beverages — 1.5%
234,005	Dr Pepper Snapple Group, Inc.	21,273,394
102,178	PepsiCo, Inc.	10,520,247

		31,793,641

	Biotechnology — 4.7%
135,986	Amgen, Inc.	21,526,584
78,056	Biogen, Inc.[1]	21,464,619
207,456	Celgene Corp.[1]	21,453,025
242,317	Gilead Sciences, Inc.	21,374,782
142,643	United Therapeutics Corp.[1,2]	15,006,044

		100,825,054

	Capital Markets — 1.6%
602,501	Bank of New York Mellon Corp. (The)	24,244,640
335,800	Invesco, Ltd.	10,413,158

		34,657,798

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 0.9%
243,725	LyondellBasell Industries N.V. — Class A	$20,148,746

	Commercial Services & Supplies — 1.0%
301,198	Avery Dennison Corp.	21,869,987

	Communications Equipment — 2.6%
1,421,763	Brocade Communications Systems, Inc.	13,663,142
815,297	Cisco Systems, Inc.	22,412,515
839,768	Juniper Networks, Inc.	19,650,571

		55,726,228

	Construction & Engineering — 1.1%
420,001	Fluor Corp.	22,957,255

	Containers & Packaging — 1.0%
418,588	Bemis Co., Inc.	21,004,746

	Diversified Financial Services — 2.0%
279,252	MSCI, Inc.	21,206,397
357,768	Nasdaq, Inc.	22,077,863

		43,284,260

	Diversified Telecommunication Services — 1.0%
417,262	Verizon Communications, Inc.	21,255,326

	Electrical Equipment — 0.6%
171,494	AO Smith Corp.	13,242,767

	Energy Equipment & Services — 3.6%
803,590	FMC Technologies, Inc.[1]	24,501,459
415,119	Helmerich & Payne, Inc.	27,447,668
719,819	National Oilwell Varco, Inc.	25,942,277

		77,891,404

	Food & Staples Retailing — 2.3%
148,017	CVS Health Corp.	14,875,708
362,804	Kroger Co. (The)	12,839,634
317,935	Wal-Mart Stores, Inc.	21,260,313

		48,975,655

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.9%
181,267	Campbell Soup Co.	$11,185,987
202,695	Ingredion, Inc.	23,328,168
428,064	Tyson Foods, Inc. — Class A	28,175,172

		62,689,327

	Gas Utilities — 0.5%
143,613	Atmos Energy Corp.	10,419,123

	Health Care Providers & Services — 4.2%
169,046	Aetna, Inc.	18,978,795
76,926	Anthem, Inc.	10,828,873
341,590	Centene Corp.[1]	21,164,916
301,945	Express Scripts Holding Co.[1]	22,262,405
129,144	UnitedHealth Group, Inc.	17,005,682

		90,240,671

	Hotels, Restaurants & Leisure — 3.0%
226,022	Carnival Corp.	11,086,379
945,770	Hilton Worldwide Holdings, Inc.	20,854,228
339,333	Starbucks Corp.	19,080,695
193,203	Wyndham Worldwide Corp.	13,707,753

		64,729,055

	Household Products — 2.1%
162,175	Church & Dwight, Inc.	15,033,622
82,198	Clorox Co. (The)	10,293,656
245,394	Procter & Gamble Co. (The)	19,660,967

		44,988,245

	Insurance — 2.9%
337,964	Cincinnati Financial Corp.	22,309,004
620,301	Progressive Corp. (The)	20,221,812
183,001	Travelers Cos., Inc. (The)	20,111,810

		62,642,626

	Internet & Catalog Retail — 0.4%
78,575	Expedia, Inc.	9,096,628

	Internet Software & Services — 1.0%
396,983	Akamai Technologies, Inc.[1]	20,242,163

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 7.2%
205,550	Accenture PLC — Class A	$23,210,706
362,161	Amdocs, Ltd.	20,476,583
352,885	Cognizant Technology Solutions Corp. — Class A1	20,597,897
248,354	Global Payments, Inc.	17,926,192
259,693	Paychex, Inc.	13,535,199
503,710	PayPal Holdings, Inc.[1]	19,735,358
409,915	Total System Services, Inc.	20,963,053
234,965	Visa, Inc. — Class A	18,148,697

		154,593,685

	Life Sciences Tools & Services — 2.5%
44,906	Mettler-Toledo International, Inc.[1]	16,074,103
148,385	Thermo Fisher Scientific, Inc.	21,404,536
127,542	Waters Corp.[1]	16,600,867

		54,079,506

	Machinery — 3.2%
219,320	AGCO Corp.	11,727,041
138,356	Danaher Corp.	13,385,943
207,025	Illinois Tool Works, Inc.	21,638,253
201,883	Stanley Black & Decker, Inc.	22,594,745

		69,345,982

	Media — 4.9%
343,277	Comcast Corp. — Class A	20,857,510
915,378	Interpublic Group of Cos., Inc. (The)	20,998,771
266,634	Omnicom Group, Inc.	22,122,623
171,993	Scripps Networks Interactive, Inc. — Class A	10,723,764
93,540	Time Warner, Inc.	7,028,596
216,737	Walt Disney Co. (The)	22,380,263

		104,111,527

	Multi-line Retail — 1.3%
188,358	Kohl’s Corp.	8,344,259
253,103	Target Corp.	20,121,689

		28,465,948

	Multi-Utilities — 2.2%
257,726	CMS Energy Corp.	10,484,294
296,925	Public Service Enterprise Group, Inc.	13,697,150
327,691	SCANA Corp.	22,509,095

		46,690,539

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Office Electronics — 0.9%
2,108,047	Xerox Corp.	$20,237,251

	Oil, Gas & Consumable Fuels — 4.0%
139,760	Chevron Corp.	14,280,677
588,105	Marathon Petroleum Corp.	22,983,143
235,901	Phillips 66	19,369,831
107,531	Tesoro Corp.	8,569,145
336,857	Valero Energy Corp.	19,830,772

		85,033,568

	Paper & Forest Products — 1.0%
512,118	International Paper Co.	22,159,346

	Pharmaceuticals — 3.7%
368,446	AbbVie, Inc.	22,475,206
194,240	Johnson & Johnson	21,770,419
514,502	Mylan N.V.[1]	21,459,878
412,363	Pfizer, Inc.	13,488,394

		79,193,897

	Professional Services — 0.6%
166,944	Manpowergroup, Inc.	12,859,696

	Real Estate Investment Trusts — 2.6%
568,355	Brixmor Property Group, Inc.	14,350,964
745,789	Kimco Realty Corp.	20,971,587
102,284	Simon Property Group, Inc.	20,576,472

		55,899,023

	Semiconductors & Semiconductor Equipment — 2.9%
1,146,987	Applied Materials, Inc.	23,478,824
665,753	Intel Corp.	20,159,001
127,652	Skyworks Solutions, Inc.	8,529,706
193,380	Texas Instruments, Inc.	11,030,395

		63,197,926

	Software — 4.1%
281,596	Citrix Systems, Inc.[1]	23,045,817
381,823	Microsoft Corp.	19,041,513
534,271	Oracle Corp.	21,296,042
416,478	VMware, Inc. — Class A1,2	23,701,763

		87,085,135

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 3.0%
338,723	Foot Locker, Inc.	$20,811,141
162,186	Home Depot, Inc.	21,715,084
294,411	Lowe’s Cos., Inc.	22,381,124

		64,907,349

	Technology Hardware, Storage & Peripherals — 2.7%
191,395	Apple, Inc.	17,941,367
1,451,768	Hewlett Packard Enterprise Co.	24,186,455
658,670	NetApp, Inc.	15,570,959

		57,698,781

	Textiles, Apparel & Luxury Goods — 1.5%
247,431	Michael Kors Holdings, Ltd.[1]	12,782,286
337,062	NIKE, Inc. — Class B	19,866,434

		32,648,720

	Thrifts & Mortgage Finance — 0.9%
1,239,114	New York Community Bancorp, Inc.	18,623,883

	Tobacco — 0.5%
168,766	Altria Industrial Motion Corp.	10,583,316

	TOTAL COMMON STOCKS (Cost $1,973,512,703)	2,140,669,823

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$17,541,676	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $17,541,691, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $17,220,000, coupon rate of 2.125%, due 9/30/21, market value of $17,897,435)	17,541,676

	TOTAL REPURCHASE AGREEMENT (Cost $17,541,676)	17,541,676

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
17,470,685	State Street Navigator Securities Lending Prime Portfolio	$17,470,685

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $17,470,685)	17,470,685

TOTAL INVESTMENTS (Cost $2,008,525,064)[3]	101.3%	$2,175,682,184
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(27,773,707)

NET ASSETS	100.0%	$2,147,908,477

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,008,800,887.
Abbreviations:

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	7.2%	$154,593,685
Media	4.9	104,111,527
Biotechnology	4.7	100,825,054
Health Care Providers & Services	4.2	90,240,671
Software	4.1	87,085,135
Banks	4.0	86,467,688
Oil, Gas & Consumable Fuels	4.0	85,033,568
Pharmaceuticals	3.7	79,193,897
Energy Equipment & Services	3.6	77,891,404
Machinery	3.2	69,345,982
Specialty Retail	3.0	64,907,349
Hotels, Restaurants & Leisure	3.0	64,729,055
Semiconductors & Semiconductor Equipment	2.9	63,197,926
Food Products	2.9	62,689,327
Insurance	2.9	62,642,626
Technology Hardware, Storage & Peripherals	2.7	57,698,781
Real Estate Investment Trusts	2.6	55,899,023
Communications Equipment	2.6	55,726,228
Life Sciences Tools & Services	2.5	54,079,506
Food & Staples Retailing	2.3	48,975,655
Multi-Utilities	2.2	46,690,539
Household Products	2.1	44,988,245
Diversified Financial Services	2.0	43,284,260
Capital Markets	1.6	34,657,798
Aerospace & Defense	1.6	33,291,229
Textiles, Apparel & Luxury Goods	1.5	32,648,720
Beverages	1.5	31,793,641
Airlines	1.4	30,769,847
Multi-line Retail	1.3	28,465,948
Auto Components	1.1	23,240,948
Construction & Engineering	1.1	22,957,255
Paper & Forest Products	1.0	22,159,346
Commercial Services & Supplies	1.0	21,869,987
Diversified Telecommunication Services	1.0	21,255,326
Containers & Packaging	1.0	21,004,746
Automobiles	1.0	20,804,328
Internet Software & Services	1.0	20,242,163
Office Electronics	0.9	20,237,251
Chemicals	0.9	20,148,746
Thrifts & Mortgage Finance	0.9	18,623,883

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Electrical Equipment	0.6%	$13,242,767
Professional Services	0.6	12,859,696
Tobacco	0.5	10,583,316
Gas Utilities	0.5	10,419,123
Internet & Catalog Retail	0.4	9,096,628

TOTAL COMMON STOCKS	99.7%	$2,140,669,823
REPURCHASE AGREEMENT	0.8	17,541,676
INVESTMENT OF SECURITY LENDING COLLATERAL	0.8	17,470,685

TOTAL INVESTMENTS	101.3%	$2,175,682,184

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%

	Aerospace & Defense — 2.5%
84,986	Boeing Co. (The)	$11,456,113
390,215	Honeywell International, Inc.	44,589,868

		56,045,981

	Airlines — 2.6%
241,542	Alaska Air Group, Inc.	17,011,803
908,937	Southwest Airlines Co.	40,547,680

		57,559,483

	Auto Components — 1.0%
1,404,544	Gentex Corp.[1]	22,528,886

	Automobiles — 1.0%
455,304	Harley-Davidson, Inc.[1]	21,777,190

	Beverages — 2.0%
491,137	Dr Pepper Snapple Group, Inc.	44,649,265

	Biotechnology — 6.9%
295,660	Amgen, Inc.	46,802,978
173,864	Biogen, Inc.[2]	47,810,861
80,737	Celgene Corp.[2]	8,349,013
468,750	Gilead Sciences, Inc.	41,348,438
105,583	United Therapeutics Corp.[1,2]	11,107,332

		155,418,622

	Building Products — 1.1%
776,192	Masco Corp.	23,836,856

	Capital Markets — 1.3%
467,983	Charles Schwab Corp. (The)	13,295,397
555,141	TD Ameritrade Holding Corp.	16,559,856

		29,855,253

	Chemicals — 1.9%
509,553	LyondellBasell Industries N.V. — Class A	42,124,747

	Commercial Services & Supplies — 1.3%
399,949	Avery Dennison Corp.	29,040,297

	Communications Equipment — 1.1%
230,782	F5 Networks, Inc.[2]	24,174,414

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 0.5%
180,200	Packaging Corp. of America	$11,691,376

	Distributors — 0.5%
361,143	LKQ Corp.[2]	11,574,633

	Diversified Consumer Services — 0.6%
352,537	ServiceMaster Global Holdings, Inc.[2]	13,509,218

	Diversified Financial Services — 0.6%
172,910	MSCI, Inc.	13,130,785

	Diversified Telecommunication Services — 2.0%
902,148	Verizon Communications, Inc.	45,955,419

	Electronic Equipment, Instruments & Components — 2.4%
399,250	Amphenol Corp. — Class A	22,290,127
500,899	CDW Corp.	19,284,612
767,225	Jabil Circuit, Inc.	13,319,026

		54,893,765

	Energy Equipment & Services — 1.1%
814,576	FMC Technologies, Inc.[2]	24,836,422

	Food & Staples Retailing — 2.3%
273,316	CVS Health Corp.	27,468,258
683,539	Kroger Co. (The)	24,190,445

		51,658,703

	Food Products — 2.8%
188,127	Campbell Soup Co.	11,609,317
584,985	Flowers Foods, Inc.	11,208,313
1,012,677	Hormel Foods Corp.	39,038,698

		61,856,328

	Health Care Providers & Services — 4.5%
522,334	Cardinal Health, Inc.	40,982,325
356,905	Centene Corp.[2]	22,113,834
525,808	Express Scripts Holding Co.[2]	38,767,824

		101,863,983

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 2.8%
1,043,434	Hilton Worldwide Holdings, Inc.	$23,007,720
726,156	Starbucks Corp.	40,831,752

		63,839,472

	Household Products — 0.9%
169,751	Clorox Co. (The)	21,257,918

	Insurance — 0.8%
272,186	Marsh & McLennan Cos., Inc.	17,188,546

	Internet Software & Services — 3.9%
57,694	Alphabet, Inc. — Class C2	39,982,519
395,264	Facebook, Inc. — Class A2	46,475,141

		86,457,660

	IT Services — 10.3%
400,344	Accenture PLC — Class A	45,206,844
189,163	Broadridge Financial Solutions, Inc.	11,319,514
726,441	Cognizant Technology Solutions Corp. — Class A2	42,402,361
836,910	Paychex, Inc.	43,619,749
1,158,810	PayPal Holdings, Inc.[2]	45,402,176
557,040	Visa, Inc. — Class A1	43,025,770

		230,976,414

	Leisure Equipment & Products — 0.5%
239,317	Brunswick Corp.	11,494,396

	Life Sciences Tools & Services — 2.9%
62,495	Mettler-Toledo International, Inc.[2]	22,370,085
182,514	Thermo Fisher Scientific, Inc.	26,327,644
120,954	Waters Corp.[2]	15,743,373

		64,441,102

	Machinery — 1.9%
194,723	Illinois Tool Works, Inc.	20,352,448
270,004	Wabtec Corp.[1]	22,391,432

		42,743,880

	Media — 7.3%
376,330	Comcast Corp. — Class A	22,865,811
954,120	Interpublic Group of Cos., Inc. (The)	21,887,513

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)

541,306	Omnicom Group, Inc.	$44,912,159
362,411	Time Warner, Inc.	27,231,562
442,781	Walt Disney Co. (The)	45,721,566

		162,618,611

	Paper & Forest Products — 0.6%
331,751	International Paper Co.	14,354,866

	Pharmaceuticals — 1.8%
580,545	Merck & Co., Inc.	31,837,088
221,625	Mylan N.V.[2]	9,243,979

		41,081,067

	Professional Services — 0.5%
93,515	Equifax, Inc.	11,245,179

	Real Estate Investment Trusts — 1.0%
108,349	Simon Property Group, Inc.	21,796,568

	Semiconductors & Semiconductor Equipment — 3.2%
1,175,235	Applied Materials, Inc.	24,057,060
283,215	Lam Research Corp.	21,637,626
214,461	Skyworks Solutions, Inc.	14,330,284
190,475	Texas Instruments, Inc.	10,864,694

		70,889,664

	Software — 5.7%
1,011,204	Cadence Design Systems, Inc.[2]	23,449,821
271,852	Jack Henry & Associates, Inc.	22,028,168
1,119,543	Oracle Corp.	44,624,984
676,484	VMware, Inc. — Class A1,2	38,498,704

		128,601,677

	Specialty Retail — 8.7%
379,605	Dick’s Sporting Goods, Inc.	17,590,896
371,860	Foot Locker, Inc.[1]	22,847,078
336,055	Home Depot, Inc.	44,994,404
573,109	Lowe’s Cos., Inc.	43,567,746
75,198	O’Reilly Automotive, Inc.[2]	19,753,011
600,975	TJX Cos., Inc. (The)	45,565,924

		194,319,059

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Technology Hardware, Storage & Peripherals — 3.0%
398,091	Apple, Inc.	$37,317,050
1,265,534	NetApp, Inc.	29,917,224

		67,234,274

	Textiles, Apparel & Luxury Goods — 1.0%
215,524	Michael Kors Holdings, Ltd.[2]	11,133,970
199,389	NIKE, Inc. — Class B	11,751,988

		22,885,958

	Tobacco — 2.1%
194,176	Altria Industrial Motion Corp.	12,176,777
691,612	Reynolds American, Inc.	34,303,954

		46,480,731

	TOTAL COMMON STOCKS (Cost $2,050,746,333)	2,217,888,668

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$16,856,598	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $16,856,611, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $16,545,000, coupon rate of 2.125%, due 9/30/21, total market value of $17,195,880)	16,856,598

	TOTAL REPURCHASE AGREEMENT (Cost $16,856,598)	16,856,598

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.0%
89,261,457	State Street Navigator Securities Lending Prime Portfolio	89,261,457

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $89,261,457)	89,261,457

TOTAL INVESTMENTS (Cost $2,156,864,388)[3]	103.6%	$2,324,006,723
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(81,643,636)

NET ASSETS	100.0%	$2,242,363,087

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $2,158,622,424.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	10.3%	$230,976,414
Specialty Retail	8.7	194,319,059
Media	7.3	162,618,611
Biotechnology	6.9	155,418,622
Software	5.7	128,601,677
Health Care Providers & Services	4.5	101,863,983
Internet Software & Services	3.9	86,457,660
Semiconductors & Semiconductor Equipment	3.2	70,889,664
Technology Hardware, Storage & Peripherals	3.0	67,234,274
Life Sciences Tools & Services	2.9	64,441,102
Hotels, Restaurants & Leisure	2.8	63,839,472
Food Products	2.8	61,856,328
Airlines	2.6	57,559,483
Aerospace & Defense	2.5	56,045,981
Electronic Equipment, Instruments & Components	2.4	54,893,765
Food & Staples Retailing	2.3	51,658,703
Tobacco	2.1	46,480,731
Diversified Telecommunication Services	2.0	45,955,419
Beverages	2.0	44,649,265
Machinery	1.9	42,743,880
Chemicals	1.9	42,124,747
Pharmaceuticals	1.8	41,081,067
Capital Markets	1.3	29,855,253
Commercial Services & Supplies	1.3	29,040,297
Energy Equipment & Services	1.1	24,836,422
Communications Equipment	1.1	24,174,414
Building Products	1.1	23,836,856
Textiles, Apparel & Luxury Goods	1.0	22,885,958
Auto Components	1.0	22,528,886
Real Estate Investment Trusts	1.0	21,796,568
Automobiles	1.0	21,777,190
Household Products	0.9	21,257,918
Insurance	0.8	17,188,546
Paper & Forest Products	0.6	14,354,866
Diversified Consumer Services	0.6	13,509,218
Diversified Financial Services	0.6	13,130,785
Containers & Packaging	0.5	11,691,376

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Distributors	0.5%	$11,574,633
Leisure Equipment & Products	0.5	11,494,396
Professional Services	0.5	11,245,179

TOTAL COMMON STOCKS	98.9%	$2,217,888,668
REPURCHASE AGREEMENT	0.7	16,856,598
INVESTMENT OF SECURITY LENDING COLLATERAL	4.0	89,261,457

TOTAL INVESTMENTS	103.6%	$2,324,006,723

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.4%

	Aerospace & Defense — 1.4%
21,140	Honeywell International, Inc.	$2,415,668
4,520	Northrop Grumman Corp.	932,295

		3,347,963

	Air Freight & Logistics — 2.4%
23,420	Atlas Air Worldwide Holdings, Inc.[1]	935,395
33,780	CH Robinson Worldwide, Inc.	2,397,366
22,900	United Parcel Service, Inc. — Class B	2,406,103

		5,738,864

	Airlines — 1.9%
48,880	Delta Air Lines, Inc.	2,036,830
58,000	Southwest Airlines Co.	2,587,380

		4,624,210

	Auto Components — 1.4%
118,880	Gentex Corp.[2]	1,906,835
27,980	Tenneco, Inc.[1]	1,491,334

		3,398,169

	Banks — 3.8%
15,810	East West Bancorp, Inc.	592,717
71,620	Huntington Bancshares, Inc.	720,497
37,000	JPMorgan Chase & Co.	2,338,400
155,000	KeyCorp	1,904,950
36,220	PrivateBancorp, Inc.	1,507,114
48,380	SunTrust Banks, Inc.	2,019,381

		9,083,059

	Beverages — 1.7%
22,720	Dr Pepper Snapple Group, Inc.	2,065,475
18,320	PepsiCo, Inc.	1,886,227

		3,951,702

	Biotechnology — 0.7%
61,180	Acorda Therapeutics, Inc.[1]	1,581,503

	Capital Markets — 0.6%
47,640	HFF, Inc. — Class A	1,516,381

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 1.4%
48,460	Dow Chemical Co. (The)	$2,549,481
11,620	Minerals Technologies, Inc.	696,038

		3,245,519

	Commercial Services & Supplies — 3.8%
39,000	Deluxe Corp.	2,448,420
123,000	Pitney Bowes, Inc.[2]	2,579,310
39,740	Republic Services, Inc.	1,870,562
37,620	Sykes Enterprises, Inc.[1]	1,096,623
35,980	Tetra Tech, Inc.	1,057,812

		9,052,727

	Communications Equipment — 1.3%
70,460	Cisco Systems, Inc.	1,936,945
14,179	Harris Corp.	1,134,462

		3,071,407

	Construction & Engineering — 2.0%
49,460	EMCOR Group, Inc.	2,397,821
158,860	KBR, Inc.	2,471,861

		4,869,682

	Containers & Packaging — 1.3%
29,140	AptarGroup, Inc.	2,214,640
74,720	Graphic Packaging Holding Co.	992,282

		3,206,922

	Diversified Consumer Services — 0.6%
50,300	Service Corp. International	1,341,501

	Diversified Financial Services — 2.6%
165,000	Bank of America Corp.	2,402,400
30,740	Citigroup, Inc.	1,422,647
26,740	CME Group, Inc.	2,457,674

		6,282,721

	Diversified Telecommunication Services — 1.0%
80,120	CenturyLink, Inc.[2]	2,479,714

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 2.0%
22,794	American Electric Power Co., Inc.	$1,447,419
13,560	Entergy Corp.	1,019,441
69,460	Exelon Corp.	2,437,351

		4,904,211

	Electrical Equipment — 0.8%
25,160	AO Smith Corp.	1,942,855

	Electronic Equipment, Instruments & Components — 0.8%
28,340	Methode Electronics, Inc.	842,548
16,200	Tech Data Corp.[1]	1,112,778

		1,955,326

	Energy Equipment & Services — 1.7%
67,220	Matrix Service Co.[1]	1,266,425
143,765	Nabors Industries, Ltd.	1,408,897
120,000	Noble Corp. PLC[2]	1,347,600

		4,022,922

	Food & Staples Retailing — 1.2%
5,740	CVS Health Corp.	576,870
41,514	Kroger Co. (The)	1,469,180
11,300	Walgreens Boots Alliance, Inc.	895,864

		2,941,914

	Food Products — 2.3%
50,620	ConAgra Foods, Inc.	2,255,627
14,340	Ingredion, Inc.	1,650,391
25,020	Tyson Foods, Inc. — Class A	1,646,816

		5,552,834

	Health Care Equipment & Supplies — 1.6%
31,200	Align Technology, Inc.[1]	2,252,328
30,880	Hill-Rom Holdings, Inc.	1,493,048

		3,745,376

	Health Care Providers & Services — 1.5%
102,260	Aceto Corp.	2,293,692
13,280	WellCare Health Plans, Inc.[1]	1,195,067

		3,488,759

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 1.2%
65,940	Ruth’s Hospitality Group, Inc.	$1,047,127
25,740	Wyndham Worldwide Corp.	1,826,253

		2,873,380

	Household Durables — 1.6%
37,620	Leggett & Platt, Inc.	1,854,290
41,860	Newell Brands, Inc.	1,906,304

		3,760,594

	Insurance — 3.8%
24,980	Aflac, Inc.	1,722,871
22,220	Endurance Specialty Holdings, Ltd.	1,421,636
13,640	Hanover Insurance Group, Inc. (The)	1,169,766
36,280	Hartford Financial Services Group, Inc. (The)	1,610,106
59,020	Old Republic International Corp.	1,091,280
18,420	Travelers Cos., Inc. (The)	2,024,358

		9,040,017

	Internet Software & Services — 0.3%
35,100	Rackspace Hosting, Inc.[1,2]	802,737

	IT Services — 3.3%
33,500	Amdocs, Ltd.	1,894,090
12,400	Automatic Data Processing, Inc.	1,096,656
47,200	Convergys Corp.	1,250,800
61,260	Genpact, Ltd.[1]	1,708,542
19,220	Paychex, Inc.[2]	1,001,746
21,200	Syntel, Inc.[1]	901,636

		7,853,470

	Leisure Equipment & Products — 1.1%
18,380	Hasbro, Inc.	1,555,683
52,180	Smith & Wesson Holding Corp.[1]	1,139,090

		2,694,773

	Life Sciences Tools & Services — 2.2%
20,020	Charles River Laboratories International, Inc.[1]	1,586,985
26,120	PAREXEL International Corp.[1]	1,595,932
43,340	PerkinElmer, Inc.	2,185,203

		5,368,120

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 4.3%
47,480	AGCO Corp.	$2,538,756
100,160	Briggs & Stratton Corp.	2,120,387
13,480	Danaher Corp.	1,304,190
115,060	Federal Signal Corp.	1,575,171
9,500	Illinois Tool Works, Inc.	992,940
25,800	Ingersoll-Rand PLC	1,690,932

		10,222,376

	Marine — 0.8%
51,760	Matson, Inc.	2,012,429

	Media — 3.5%
38,140	Comcast Corp. — Class A	2,317,386
23,720	Gannett Co., Inc.	399,682
68,900	Interpublic Group of Cos., Inc. (The)	1,580,566
21,900	Omnicom Group, Inc.[2]	1,817,043
34,420	Scripps Networks Interactive, Inc. — Class A2	2,146,087

		8,260,764

	Metals & Mining — 2.0%
80,720	Commercial Metals Co.	1,446,503
93,960	Newmont Mining Corp.	3,285,781

		4,732,284

	Multi-line Retail — 1.0%
28,789	Target Corp.	2,288,726

	Multi-Utilities — 2.8%
37,380	Ameren Corp.	1,794,240
11,314	NiSource, Inc.	256,941
50,000	Public Service Enterprise Group, Inc.	2,306,500
33,000	SCANA Corp.[2]	2,266,770

		6,624,451

	Office Electronics — 0.9%
224,880	Xerox Corp.	2,158,848

	Oil, Gas & Consumable Fuels — 3.0%
26,260	HollyFrontier Corp.	934,856
32,060	PBF Energy, Inc. — Class A	1,031,691

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

9,020	Tesoro Corp.	$718,804
30,720	Valero Energy Corp.	1,808,486
56,640	World Fuel Services Corp.	2,646,787

		7,140,624

	Paper & Forest Products — 0.8%
53,620	Schweitzer-Mauduit International, Inc.	1,843,992

	Pharmaceuticals — 2.7%
15,720	Johnson & Johnson	1,761,898
11,620	Lannett Co., Inc.[1,2]	222,872
244,713	Sciclone Pharmaceuticals, Inc.[1]	3,230,211
65,940	Supernus Pharmaceuticals, Inc.[1]	1,131,530

		6,346,511

	Professional Services — 2.7%
38,260	Korn/Ferry International	1,038,376
28,720	Manpowergroup, Inc.	2,212,302
121,100	Navigant Consulting, Inc.[1]	1,932,756
30,460	Robert Half International, Inc.	1,166,923

		6,350,357

	Real Estate Investment Trusts — 8.4%
21,460	Apartment Investment & Management Co. — Class A	859,688
53,240	Apollo Commercial Real Estate Finance, Inc.[2]	848,113
22,060	Coresite Realty Corp.[2]	1,652,956
95,400	Corporate Office Properties Trust	2,449,872
66,757	Cousins Properties, Inc.	690,935
18,800	Equity Commonwealth[1]	524,708
15,100	Equity Lifestyle Properties, Inc.	1,034,199
127,100	Government Properties Income Trust[2]	2,404,732
58,480	Hersha Hospitality Trust	1,128,079
36,760	Hospitality Properties Trust	940,688
128,860	Host Hotels & Resorts, Inc.	2,038,565
74,000	Liberty Property Trust	2,582,600
94,960	Piedmont Office Realty Trust, Inc. — Class A	1,890,654
90,796	Sunstone Hotel Investors, Inc.	1,163,097

		20,208,886

	Real Estate Management & Development — 0.5%
31,880	RE/MAX Holdings, Inc. — Class A	1,173,184

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 2.1%
55,760	NVIDIA Corp.[2]	$1,981,153
120,000	Teradyne, Inc.	2,269,200
20,060	Xilinx, Inc.	864,185

		5,114,538

	Software — 1.5%
57,220	Cadence Design Systems, Inc.[1]	1,326,932
50,060	Synopsys, Inc.[1]	2,378,851

		3,705,783

	Specialty Retail — 3.1%
15,020	Childrens Place	1,170,208
100,600	Express, Inc.[1]	1,828,908
30,400	Foot Locker, Inc.[2]	1,867,776
3,680	Home Depot, Inc.	492,715
27,080	TJX Cos., Inc. (The)	2,053,206

		7,412,813

	Technology Hardware, Storage & Peripherals — 0.7%
68,600	EMC Corp.	1,791,146

	Textiles, Apparel & Luxury Goods — 0.3%
13,440	NIKE, Inc. — Class B	792,154

	TOTAL COMMON STOCKS (Cost $205,958,675)	225,919,198

Face
Amount

REPURCHASE AGREEMENT* — 4.0%
$9,597,306	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $9,597,314, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $9,420,000, coupon rate of 2.125%, due 9/30/21, market value of $9,790,583)	9,597,306

	TOTAL REPURCHASE AGREEMENTS (Cost $9,597,306)	9,597,306

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.0%
19,110,450	State Street Navigator Securities Lending Prime Portfolio	$19,110,450

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,110,450)	19,110,450

TOTAL LONG INVESTMENTS (Cost $234,666,431)	106.4%	$254,626,954

COMMON STOCKS SOLD SHORT* — (64.7)%

	Aerospace & Defense — (3.0)%
(2,400)	Esterline Technologies Corp.[1]	(164,784)
(9,960)	Lockheed Martin Corp.	(2,314,505)
(28,620)	Orbital ATK, Inc.	(2,489,940)
(26,220)	Rockwell Collins, Inc.	(2,312,342)

		(7,281,571)

	Banks — (3.4)%
(40,420)	Bank of the Ozarks, Inc.	(1,669,346)
(42,220)	Banner Corp.	(1,806,172)
(28,080)	First Republic Bank	(1,974,586)
(98,860)	Investors Bancorp, Inc.	(1,141,833)
(47,360)	MB Financial, Inc.	(1,646,233)

		(8,238,170)

	Beverages — (1.4)%
(13,280)	Molson Coors Brewing Co. — Class B	(1,269,966)
(13,700)	Monster Beverage Corp.[1]	(1,975,814)

		(3,245,780)

	Building Products — (0.4)%
(31,540)	USG Corp.[1]	(851,895)

	Capital Markets — (0.8)%
(59,500)	Stifel Financial Corp.[1]	(1,958,145)

	Chemicals — (2.8)%
(17,480)	Ecolab, Inc.	(2,009,850)
(33,980)	EI du Pont de Nemours & Co.	(2,239,622)
(21,320)	Praxair, Inc.	(2,504,247)

		(6,753,719)

	Commercial Services & Supplies — (3.9)%
(129,400)	Covanta Holding Corp.	(2,104,044)
(42,200)	Rollins, Inc.	(1,133,914)
(77,260)	Team, Inc.[1]	(2,219,680)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (Continued)

(35,200)	US Ecology, Inc.	$(1,585,056)
(18,040)	Waste Connections, Inc.	(1,213,731)
(20,340)	Waste Management, Inc.	(1,195,789)

		(9,452,214)

	Construction Materials — (0.6)%
(19,560)	Eagle Materials, Inc.	(1,449,787)

	Consumer Finance — (0.7)%
(36,220)	First Cash Financial Services, Inc.	(1,656,340)

	Electric Utilities — (2.0)%
(46,900)	Southern Co. (The)	(2,349,690)
(47,660)	Westar Energy, Inc.	(2,459,733)

		(4,809,423)

	Electrical Equipment — (0.7)%
(16,720)	Hubbell, Inc.	(1,768,307)

	Food Products — (1.9)%
(24,000)	Hershey Co. (The)	(2,234,640)
(29,162)	Kellogg Co.	(2,239,933)

		(4,474,573)

	Health Care Equipment & Supplies — (2.3)%
(34,540)	Abbott Laboratories	(1,343,606)
(15,180)	Becton Dickinson & Co.	(2,447,927)
(9,320)	DexCom, Inc.[1]	(600,022)
(11,020)	Stryker Corp.	(1,201,290)

		(5,592,845)

	Health Care Providers & Services — (0.6)%
(65,740)	Capital Senior Living Corp.[1]	(1,318,744)

	Hotels, Restaurants & Leisure — (1.9)%
(39,240)	Bob Evans Farms, Inc.	(1,786,990)
(4,400)	Chipotle Mexican Grill, Inc.[1]	(1,852,268)
(12,340)	Yum! Brands, Inc.	(981,770)

		(4,621,028)

	Household Durables — (1.0)%
(75,000)	CalAtlantic Group, Inc.	(2,427,750)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Industrial Conglomerates — (2.0)%
(14,360)	3M Co.	$(2,403,577)
(77,380)	General Electric Co.	(2,379,435)

		(4,783,012)

	Insurance — (1.8)%
(43,100)	Arthur J Gallagher & Co.	(1,984,324)
(39,280)	Safety Insurance Group, Inc.	(2,223,641)

		(4,207,965)

	Internet & Catalog Retail — (1.0)%
(111,780)	Nutrisystem, Inc.	(2,461,396)

	IT Services — (1.1)%
(26,540)	MasterCard, Inc. — Class A	(2,574,115)

	Leisure Equipment & Products — (1.1)%
(43,650)	Mattel, Inc.	(1,357,079)
(12,480)	Polaris Industries, Inc.	(1,221,542)

		(2,578,621)

	Machinery — (2.9)%
(28,000)	Deere & Co.	(2,355,080)
(43,880)	PACCAR, Inc.	(2,584,971)
(26,340)	RBC Bearings, Inc.[1]	(1,930,722)

		(6,870,773)

	Marine — (1.1)%
(40,000)	Kirby Corp.[1]	(2,552,800)

	Media — (0.6)%
(96,640)	EW Scripps Co. (The) — Class A1	(1,466,995)

	Metals & Mining — (0.3)%
(10,940)	Compass Minerals International, Inc.	(820,062)

	Multi-line Retail — (0.4)%
(13,040)	Dollar Tree, Inc.[1]	(1,039,418)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Multi-Utilities — (1.8)%
(32,140)	Dominion Resources, Inc.	$(2,297,046)
(11,314)	NiSource, Inc.	(256,941)
(17,220)	Sempra Energy	(1,779,687)

		(4,333,674)

	Office Electronics — (0.3)%
(11,280)	Zebra Technologies Corp. — Class A1	(705,677)

	Oil, Gas & Consumable Fuels — (2.7)%
(65,520)	Cheniere Energy, Inc.[1]	(2,547,418)
(34,720)	Occidental Petroleum Corp.	(2,661,288)
(7,720)	Pioneer Natural Resources Co.	(1,282,292)

		(6,490,998)

	Pharmaceuticals — (1.0)%
(10,960)	Allergan PLC[1]	(2,373,498)

	Professional Services — (1.9)%
(37,140)	Advisory Board Co. (The)[1]	(1,175,110)
(8,240)	CoStar Group, Inc.[1]	(1,625,834)
(13,800)	IHS, Inc. — Class A1	(1,699,884)

		(4,500,828)

	Real Estate Investment Trusts — (8.9)%
(11,460)	Alexandria Real Estate Equities, Inc.	(1,065,207)
(137,500)	American Homes 4 Rent — Class A	(2,175,250)
(20,120)	American Tower Corp.	(2,110,186)
(15,700)	Boston Properties, Inc.	(2,023,102)
(23,360)	Crown Castle International Corp.	(2,029,517)
(7,221)	Equinix, Inc.	(2,385,457)
(8,920)	Essex Property Trust, Inc.	(1,966,414)
(15,400)	Federal Realty Investment Trust	(2,342,032)
(50,920)	HCP, Inc.	(1,722,623)
(16,720)	SL Green Realty Corp.	(1,756,938)
(17,920)	Vornado Realty Trust	(1,715,481)

		(21,292,207)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Road & Rail — (4.3)%
(31,240)	Kansas City Southern	$(2,959,990)
(22,800)	Norfolk Southern Corp.	(2,054,508)
(40,300)	Old Dominion Freight Line, Inc.[1]	(2,661,815)
(29,460)	Union Pacific Corp.	(2,569,796)

		(10,246,109)

	Semiconductors & Semiconductor Equipment — (0.5)%
(34,580)	Microsemi Corp.[1]	(1,168,458)

	Software — (0.8)%
(17,900)	Fair Isaac Corp.	(1,910,109)

	Specialty Retail — (1.0)%
(33,000)	Genesco, Inc.[1]	(2,282,940)

	Textiles, Apparel & Luxury Goods — (1.0)%
(28,000)	Under Armour, Inc. — Class A1	(1,230,320)
(28,000)	Under Armour, Inc. — Class C1	(1,142,400)

		(2,372,720)

	Water and Sewer — (0.8)%
(70,960)	California Water Service Group	(1,981,913)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(155,412,038))	(154,914,579)

TOTAL SHORT INVESTMENTS (Proceeds $(155,412,038))	(64.7)%	$(154,914,579)

TOTAL INVESTMENTS (Cost $79,254,393)[3]	41.7%	$99,712,375
OTHER ASSETS IN EXCESS OF LIABILITIES	58.3	139,579,677

NET ASSETS	100.0%	$239,292,052

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $79,722,431.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	8.4%	$20,208,886
Machinery	4.3	10,222,376
Banks	3.8	9,083,059
Commercial Services & Supplies	3.8	9,052,727
Insurance	3.8	9,040,017
Media	3.5	8,260,764
IT Services	3.3	7,853,470
Specialty Retail	3.1	7,412,813
Oil, Gas & Consumable Fuels	3.0	7,140,624
Multi-Utilities	2.8	6,624,451
Professional Services	2.7	6,350,357
Pharmaceuticals	2.7	6,346,511
Diversified Financial Services	2.6	6,282,721
Air Freight & Logistics	2.4	5,738,864
Food Products	2.3	5,552,834
Life Sciences Tools & Services	2.2	5,368,120
Semiconductors & Semiconductor Equipment	2.1	5,114,538
Electric Utilities	2.0	4,904,211
Construction & Engineering	2.0	4,869,682
Metals & Mining	2.0	4,732,284
Airlines	1.9	4,624,210
Energy Equipment & Services	1.7	4,022,922
Beverages	1.7	3,951,702
Household Durables	1.6	3,760,594
Health Care Equipment & Supplies	1.6	3,745,376
Software	1.5	3,705,783
Health Care Providers & Services	1.5	3,488,759
Auto Components	1.4	3,398,169
Aerospace & Defense	1.4	3,347,963
Chemicals	1.4	3,245,519
Containers & Packaging	1.3	3,206,922
Communications Equipment	1.3	3,071,407
Food & Staples Retailing	1.2	2,941,914
Hotels, Restaurants & Leisure	1.2	2,873,380
Leisure Equipment & Products	1.1	2,694,773
Diversified Telecommunication Services	1.0	2,479,714
Multi-line Retail	1.0	2,288,726
Office Electronics	0.9	2,158,848

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Marine	0.8%	$2,012,429
Electronic Equipment, Instruments & Components	0.8	1,955,326
Electrical Equipment	0.8	1,942,855
Paper & Forest Products	0.8	1,843,992
Technology Hardware, Storage & Peripherals	0.7	1,791,146
Biotechnology	0.7	1,581,503
Capital Markets	0.6	1,516,381
Diversified Consumer Services	0.6	1,341,501
Real Estate Management & Development	0.5	1,173,184
Internet Software & Services	0.3	802,737
Textiles, Apparel & Luxury Goods	0.3	792,154
Short Positions:
Office Electronics	(0.3)	(705,677)
Metals & Mining	(0.3)	(820,062)
Building Products	(0.4)	(851,895)
Multi-line Retail	(0.4)	(1,039,418)
Semiconductors & Semiconductor Equipment	(0.5)	(1,168,458)
Health Care Providers & Services	(0.6)	(1,318,744)
Construction Materials	(0.6)	(1,449,787)
Media	(0.6)	(1,466,995)
Consumer Finance	(0.7)	(1,656,340)
Electrical Equipment	(0.7)	(1,768,307)
Software	(0.8)	(1,910,109)
Capital Markets	(0.8)	(1,958,145)
Water and Sewer	(0.8)	(1,981,913)
Specialty Retail	(1.0)	(2,282,940)
Textiles, Apparel & Luxury Goods	(1.0)	(2,372,720)
Pharmaceuticals	(1.0)	(2,373,498)
Household Durables	(1.0)	(2,427,750)
Internet & Catalog Retail	(1.0)	(2,461,396)
Marine	(1.1)	(2,552,800)
IT Services	(1.1)	(2,574,115)
Leisure Equipment & Products	(1.1)	(2,578,621)
Beverages	(1.4)	(3,245,780)
Insurance	(1.8)	(4,207,965)
Multi-Utilities	(1.8)	(4,333,674)
Food Products	(1.9)	(4,474,573)
Professional Services	(1.9)	(4,500,828)
Hotels, Restaurants & Leisure	(1.9)	(4,621,028)
Industrial Conglomerates	(2.0)	(4,783,012)
Electric Utilities	(2.0)	(4,809,423)
Health Care Equipment & Supplies	(2.3)	(5,592,845)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Oil, Gas & Consumable Fuels	(2.7)%	$(6,490,998)
Chemicals	(2.8)	(6,753,719)
Machinery	(2.9)	(6,870,773)
Aerospace & Defense	(3.0)	(7,281,571)
Banks	(3.4)	(8,238,170)
Commercial Services & Supplies	(3.9)	(9,452,214)
Road & Rail	(4.3)	(10,246,109)
Real Estate Investment Trusts	(8.9)	(21,292,207)

TOTAL COMMON STOCKS	29.7%	$71,004,619
REPURCHASE AGREEMENT	4.0	9,597,306
INVESTMENT OF SECURITY LENDING COLLATERAL	8.0	19,110,450

TOTAL INVESTMENTS	41.7%	$99,712,375

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 128.3%

	Aerospace & Defense — 3.2%
7,360	Honeywell International, Inc.	$841,027
6,659	Northrop Grumman Corp.[1]	1,373,485

		2,214,512

	Airlines — 2.5%
4,800	Alaska Air Group, Inc.	338,064
31,940	Southwest Airlines Co.[1]	1,424,843

		1,762,907

	Auto Components — 1.3%
55,040	Gentex Corp.[2]	882,842

	Banks — 6.4%
20,080	Central Pacific Financial Corp.	468,667
21,560	Fifth Third Bancorp	394,764
13,320	JPMorgan Chase & Co.[1]	841,824
67,060	KeyCorp	824,167
10,500	PNC Financial Services Group, Inc. (The)	921,690
24,700	SunTrust Banks, Inc.[1]	1,030,978

		4,482,090

	Beverages — 4.1%
15,160	Dr Pepper Snapple Group, Inc.[1]	1,378,195
14,180	PepsiCo, Inc.[1]	1,459,973

		2,838,168

	Biotechnology — 1.4%
20,940	Acorda Therapeutics, Inc.[3]	541,299
11,480	Emergent Biosolutions, Inc.[3]	442,210

		983,509

	Capital Markets — 2.2%
25,976	HFF, Inc. — Class A	826,816
9,440	T Rowe Price Group, Inc.	710,738

		1,537,554

	Chemicals — 2.7%
28,220	Dow Chemical Co. (The)[1]	1,484,654
7,140	Minerals Technologies, Inc.	427,686

		1,912,340

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 5.7%
21,240	Avery Dennison Corp.[1]	$1,542,237
5,780	Deluxe Corp.	362,868
25,760	Republic Services, Inc.[1]	1,212,523
30,440	Sykes Enterprises, Inc.[3]	887,326

		4,004,954

	Communications Equipment — 3.1%
54,360	Brocade Communications Systems, Inc.	522,400
50,204	Cisco Systems, Inc.[1]	1,380,108
2,900	Harris Corp.	232,029

		2,134,537

	Construction & Engineering — 2.8%
30,420	EMCOR Group, Inc.[1]	1,474,762
30,920	KBR, Inc.	481,115

		1,955,877

	Containers & Packaging — 0.4%
5,820	Crown Holdings, Inc.[3]	308,227

	Diversified Consumer Services — 0.7%
18,540	Service Corp. International	494,462

	Diversified Financial Services — 2.5%
70,740	Bank of America Corp.[1]	1,029,974
7,660	CME Group, Inc.	704,031

		1,734,005

	Diversified Telecommunication Services — 2.5%
40,680	CenturyLink, Inc.[1]	1,259,046
9,420	Verizon Communications, Inc.	479,855

		1,738,901

	Electric Utilities — 2.0%
15,740	American Electric Power Co., Inc.[1]	999,490
11,840	Exelon Corp.	415,466

		1,414,956

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 3.6%
9,680	Arrow Electronics, Inc.[3]	$601,128
15,180	Ingram Micro, Inc. — Class A	530,541
38,780	Jabil Circuit, Inc.[2]	673,221
10,280	Tech Data Corp.[3]	706,133

		2,511,023

	Energy Equipment & Services — 2.8%
32,320	Matrix Service Co.[3]	608,909
42,560	Nabors Industries, Ltd.	417,088
36,200	Noble Corp. PLC[2]	406,526
6,519	Schlumberger, Ltd.	523,736

		1,956,259

	Food & Staples Retailing — 2.1%
3,500	CVS Health Corp.	351,750
30,760	Kroger Co. (The)[1]	1,088,596

		1,440,346

	Food Products — 1.5%
5,240	Campbell Soup Co.	323,361
16,920	ConAgra Foods, Inc.	753,955

		1,077,316

	Health Care Equipment & Supplies — 0.6%
8,390	Hill-Rom Holdings, Inc.	405,656

	Health Care Providers & Services — 2.6%
7,806	Aetna, Inc.	876,379
5,780	AMN Healthcare Services, Inc.[3]	205,248
5,340	Anthem, Inc.	751,712

		1,833,339

	Health Care Technology — 0.5%
10,680	Omnicell, Inc.[3]	340,265

	Hotels, Restaurants & Leisure — 2.2%
5,880	Starbucks Corp.	330,632
17,420	Wyndham Worldwide Corp.[1]	1,235,949

		1,566,581

	Household Durables — 1.2%
18,400	Newell Brands, Inc.	837,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 5.4%
12,380	Aflac, Inc.	$853,849
34,500	Assured Guaranty, Ltd.	892,515
16,191	Hartford Financial Services Group, Inc. (The)	718,556
9,160	Travelers Cos., Inc. (The)[1]	1,006,684
15,880	Universal Insurance Holdings, Inc.	279,647

		3,751,251

	IT Services — 6.4%
3,047	Accenture PLC — Class A	344,067
24,264	Amdocs, Ltd.[1]	1,371,887
21,980	Convergys Corp.	582,470
49,500	Genpact, Ltd.[1,3]	1,380,555
7,110	Paychex, Inc.[2]	370,573
7,419	Science Applications International Corp.	393,875

		4,443,427

	Life Sciences Tools & Services — 3.4%
19,238	Charles River Laboratories International, Inc.[1,3]	1,524,996
13,302	PAREXEL International Corp.[3]	812,752

		2,337,748

	Machinery — 3.2%
23,820	AGCO Corp.[2]	1,273,656
10,020	Briggs & Stratton Corp.	212,123
7,880	Danaher Corp.	762,390

		2,248,169

	Marine — 1.1%
19,000	Matson, Inc.	738,720

	Media — 6.5%
14,300	Comcast Corp. — Class A	868,868
47,779	Gannett Co., Inc.	805,076
57,020	Interpublic Group of Cos., Inc. (The)[1]	1,308,039
8,942	Omnicom Group, Inc.[2]	741,918
6,500	Scripps Networks Interactive, Inc. — Class A2	405,275
5,460	Time Warner, Inc.	410,264

		4,539,440

	Multi-line Retail — 1.3%
11,060	Target Corp.	879,270

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 4.9%
15,400	Ameren Corp.	$739,200
32,220	Public Service Enterprise Group, Inc.[1]	1,486,308
17,620	SCANA Corp.[2]	1,210,318

		3,435,826

	Office Electronics — 1.1%
76,740	Xerox Corp.	736,704

	Oil, Gas & Consumable Fuels — 4.0%
106,600	Denbury Resources, Inc.[2]	411,476
31,580	PBF Energy, Inc. — Class A1	1,016,244
9,837	Tesoro Corp.	783,911
6,500	Valero Energy Corp.	382,655
4,460	World Fuel Services Corp.	208,416

		2,802,702

	Pharmaceuticals — 5.9%
13,820	Johnson & Johnson[1]	1,548,945
19,360	Lannett Co., Inc.[2,3]	371,325
110,360	Sciclone Pharmaceuticals, Inc.[1,3]	1,456,752
43,000	Supernus Pharmaceuticals, Inc.[2,3]	737,880

		4,114,902

	Professional Services — 1.1%
14,395	Korn/Ferry International	390,680
4,820	Manpowergroup, Inc.	371,285

		761,965

	Real Estate Investment Trusts — 6.0%
21,420	Brixmor Property Group, Inc.	540,855
40,420	Corporate Office Properties Trust[1]	1,037,985
19,820	Equity Commonwealth[3]	553,176
18,740	Hersha Hospitality Trust	361,495
14,940	Hospitality Properties Trust	382,315
40,980	Host Marriott Corp.[2]	648,304
18,080	Liberty Property Trust	630,992

		4,155,122

	Real Estate Management & Development — 1.2%
10,940	CBRE Group, Inc. — Class A3	324,152
14,220	RE/MAX Holdings, Inc. — Class A	523,296

		847,448

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 2.8%
33,300	NVIDIA Corp.[1]	$1,183,149
26,400	Tessera Technologies, Inc.	758,208

		1,941,357

	Software — 4.6%
33,414	CA, Inc.	991,059
11,620	Citrix Systems, Inc.[3]	950,981
43,040	Mentor Graphics Corp.	859,079
9,620	Oracle Corp.	383,453

		3,184,572

	Specialty Retail — 5.5%
25,417	Express, Inc.[3]	462,081
17,000	Foot Locker, Inc.[2]	1,044,480
25,920	GNC Holdings, Inc. — Class A2	631,411
6,300	Home Depot, Inc.	843,507
11,240	TJX Cos., Inc. (The)	852,217

		3,833,696

	Thrifts & Mortgage Finance — 1.1%
32,780	Flagstar Bancorp, Inc.[3]	775,903

	Tobacco — 1.3%
16,620	Universal Corp.[2]	906,621

	Wireless Telecommunication Services — 0.9%
21,900	Telephone & Data Systems, Inc.	647,583

	TOTAL COMMON STOCKS (Cost $78,579,395)	89,450,988

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.3%
$216,265	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $216,265, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $215,000, coupon rate of 2.125%, due 9/30/21, market value of $223,458)	$216,265

	TOTAL REPURCHASE AGREEMENT (Cost $216,265)	216,265

TOTAL LONG INVESTMENTS (Cost $78,795,660)	128.6%	$89,667,253

Shares

COMMON STOCKS SOLD SHORT* — (28.7)%

	Aerospace & Defense — (1.1)%
(1,580)	Lockheed Martin Corp.	(367,160)
(1,220)	Orbital ATK, Inc.	(106,140)
(2,940)	Rockwell Collins, Inc.	(259,279)

		(732,579)

	Banks — (2.8)%
(9,900)	Ameris Bancorp	(310,860)
(6,600)	Bank of the Ozarks, Inc.	(272,580)
(6,860)	Banner Corp.	(293,471)
(14,840)	Glacier Bancorp, Inc.	(384,208)
(6,380)	IBERIABANK Corp.	(376,356)
(6,040)	UMB Financial Corp.	(336,730)

		(1,974,205)

	Beverages — (0.4)%
(2,860)	Brown-Forman Corp. — Class B	(275,475)

	Chemicals — (1.8)%
(2,520)	Ashland, Inc.	(281,232)
(2,540)	EI du Pont de Nemours & Co.	(167,411)
(600)	NewMarket Corp.	(243,636)
(2,380)	Praxair, Inc.	(279,555)
(3,740)	WR Grace & Co.[3]	(286,783)

		(1,258,617)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (1.6)%
(4,540)	Clean Harbors, Inc.[3]	$(224,276)
(21,000)	Covanta Holding Corp.	(341,460)
(10,740)	McGrath RentCorp	(261,841)
(22,960)	PHH Corp.[3]	(294,577)

		(1,122,154)

	Electric Utilities — (1.0)%
(4,920)	El Paso Electric Co.	(221,892)
(4,260)	Southern Co. (The)	(213,426)
(5,520)	Westar Energy, Inc.	(284,887)

		(720,205)

	Electrical Equipment — (0.7)%
(2,160)	Hubbell, Inc.	(228,441)
(4,660)	Woodward Governor Co.	(252,619)

		(481,060)

	Food Products — (0.3)%
(2,400)	Hershey Co. (The)	(223,464)

	Gas Utilities — (0.5)%
(6,160)	National Fuel Gas Co.	(341,880)

	Health Care Providers & Services — (0.3)%
(11,200)	Capital Senior Living Corp.[3]	(224,672)

	Hotels, Restaurants & Leisure — (0.5)%
(500)	Chipotle Mexican Grill, Inc.[3]	(210,485)
(1,880)	Popeyes Louisiana Kitchen, Inc.[3]	(101,069)

		(311,554)

	Industrial Conglomerates — (0.4)%
(1,680)	3M Co.	(281,198)

	Insurance — (1.6)%
(8,200)	Arthur J Gallagher & Co.	(377,528)
(10,800)	Kemper Corp.	(334,368)
(7,980)	Mercury General Corp.	(422,142)

		(1,134,038)

	Internet & Catalog Retail — (0.5)%
(11,780)	FTD Cos., Inc.[3]	(327,602)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	IT Services — (0.5)%
(6,400)	MAXIMUS, Inc.	$(338,560)

	Machinery — (1.2)%
(3,360)	Deere & Co.	(282,610)
(8,980)	Donaldson Co., Inc.	(293,466)
(3,980)	RBC Bearings, Inc.[3]	(291,734)

		(867,810)

	Marine — (0.4)%
(3,800)	Kirby Corp.[3]	(242,516)

	Media — (0.8)%
(19,100)	EW Scripps Co. (The) — Class A3	(289,938)
(6,500)	Thomson Reuters Corp.	(267,345)

		(557,283)

	Metals & Mining — (0.6)%
(5,080)	Compass Minerals International, Inc.	(380,797)

	Multi-Utilities — (1.5)%
(2,960)	Dominion Resources, Inc.	(211,551)
(12,020)	NiSource, Inc.	(272,974)
(3,700)	NorthWestern Corp.	(210,308)
(3,380)	Sempra Energy	(349,323)

		(1,044,156)

	Office Electronics — (0.4)%
(4,460)	Zebra Technologies Corp. — Class A3	(279,018)

	Oil, Gas & Consumable Fuels — (0.3)%
(16,700)	Memorial Resource Development Corp.[3]	(218,436)

	Pharmaceuticals — (0.6)%
(970)	Allergan PLC[3]	(210,063)
(2,167)	Perrigo Co. PLC	(209,484)

		(419,547)

	Professional Services — (0.2)%
(4,740)	Advisory Board Co. (The)[3]	(149,974)

	Real Estate Investment Trusts — (4.7)%
(4,140)	Alexandria Real Estate Equities, Inc.	(384,813)
(4,520)	American Campus Communities, Inc.	(202,270)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Real Estate Investment Trusts — (Continued)

(14,840)	American Homes 4 Rent — Class A	$(234,769)
(3,860)	American Tower Corp.	(404,837)
(2,700)	Boston Properties, Inc.	(347,922)
(2,900)	Digital Realty Trust, Inc.	(255,142)
(2,920)	Equity Residential	(198,764)
(1,420)	Essex Property Trust, Inc.	(313,039)
(1,860)	Federal Realty Investment Trust	(282,869)
(7,560)	HCP, Inc.	(255,755)
(3,936)	NorthStar Realty Europe Corp.	(46,956)
(3,000)	SL Green Realty Corp.	(315,240)

		(3,242,376)

	Road & Rail — (1.8)%
(8,520)	CSX Corp.	(232,340)
(4,520)	Genesee & Wyoming, Inc. — Class A3	(294,297)
(2,820)	JB Hunt Transport Services, Inc.	(233,722)
(3,040)	Kansas City Southern	(288,040)
(2,640)	Union Pacific Corp.	(230,287)

		(1,278,686)

	Specialty Retail — (0.8)%
(4,720)	Group 1 Automotive, Inc.	(310,765)
(3,260)	L Brands, Inc.	(255,225)

		(565,990)

	Textiles, Apparel & Luxury Goods — (0.4)%
(3,362)	Under Armour, Inc. — Class A3	(147,726)
(3,362)	Under Armour, Inc. — Class C3	(137,170)

		(284,896)

	Trading Companies & Distributors — (0.7)%
(12,500)	H&E Equipment Services, Inc.	(252,875)
(3,520)	United Rentals, Inc.[3]	(235,594)

		(488,469)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Water and Sewer — (0.3)%
(7,920)	California Water Service Group	$(221,206)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(20,874,050))	(19,988,423)

TOTAL SHORT INVESTMENTS (Proceeds $(20,874,050))	(28.7)%	$(19,988,423)

TOTAL INVESTMENTS (Cost $57,921,610)[4]	99.9%	$69,678,830
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	35,015

NET ASSETS	100.0%	$69,713,845

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $17,528,156.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $58,299,775.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Media	6.5%	$4,539,440
Banks	6.4	4,482,090
IT Services	6.4	4,443,427
Real Estate Investment Trusts	6.0	4,155,122
Pharmaceuticals	5.9	4,114,902
Commercial Services & Supplies	5.7	4,004,954
Specialty Retail	5.5	3,833,696
Insurance	5.4	3,751,251
Multi-Utilities	4.9	3,435,826
Software	4.6	3,184,572
Beverages	4.1	2,838,168
Oil, Gas & Consumable Fuels	4.0	2,802,702
Electronic Equipment, Instruments & Components	3.6	2,511,023
Life Sciences Tools & Services	3.4	2,337,748
Machinery	3.2	2,248,169
Aerospace & Defense	3.2	2,214,512
Communications Equipment	3.1	2,134,537
Energy Equipment & Services	2.8	1,956,259
Construction & Engineering	2.8	1,955,877
Semiconductors & Semiconductor Equipment	2.8	1,941,357
Chemicals	2.7	1,912,340
Health Care Providers & Services	2.6	1,833,339
Airlines	2.5	1,762,907
Diversified Telecommunication Services	2.5	1,738,901
Diversified Financial Services	2.5	1,734,005
Hotels, Restaurants & Leisure	2.2	1,566,581
Capital Markets	2.2	1,537,554
Food & Staples Retailing	2.1	1,440,346
Electric Utilities	2.0	1,414,956
Food Products	1.5	1,077,316
Biotechnology	1.4	983,509
Tobacco	1.3	906,621
Auto Components	1.3	882,842
Multi-line Retail	1.3	879,270
Real Estate Management & Development	1.2	847,448
Household Durables	1.2	837,936
Thrifts & Mortgage Finance	1.1	775,903
Professional Services	1.1	761,965

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Marine	1.1%	$738,720
Office Electronics	1.1	736,704
Wireless Telecommunication Services	0.9	647,583
Diversified Consumer Services	0.7	494,462
Health Care Equipment & Supplies	0.6	405,656
Health Care Technology	0.5	340,265
Containers & Packaging	0.4	308,227
Short Positions:
Professional Services	(0.2)	(149,974)
Oil, Gas & Consumable Fuels	(0.3)	(218,436)
Water and Sewer	(0.3)	(221,206)
Food Products	(0.3)	(223,464)
Health Care Providers & Services	(0.3)	(224,672)
Marine	(0.4)	(242,516)
Beverages	(0.4)	(275,475)
Office Electronics	(0.4)	(279,018)
Industrial Conglomerates	(0.4)	(281,198)
Textiles, Apparel & Luxury Goods	(0.4)	(284,896)
Hotels, Restaurants & Leisure	(0.5)	(311,554)
Internet & Catalog Retail	(0.5)	(327,602)
IT Services	(0.5)	(338,560)
Gas Utilities	(0.5)	(341,880)
Metals & Mining	(0.6)	(380,797)
Pharmaceuticals	(0.6)	(419,547)
Electrical Equipment	(0.7)	(481,060)
Trading Companies & Distributors	(0.7)	(488,469)
Media	(0.8)	(557,283)
Specialty Retail	(0.8)	(565,990)
Electric Utilities	(1.0)	(720,205)
Aerospace & Defense	(1.1)	(732,579)
Machinery	(1.2)	(867,810)
Multi-Utilities	(1.5)	(1,044,156)
Commercial Services & Supplies	(1.6)	(1,122,154)
Insurance	(1.6)	(1,134,038)
Chemicals	(1.8)	(1,258,617)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Road & Rail	(1.8)%	$(1,278,686)
Banks	(2.8)	(1,974,205)
Real Estate Investment Trusts	(4.7)	(3,242,376)

TOTAL COMMON STOCKS	99.6%	$69,462,565
REPURCHASE AGREEMENT	0.3	216,265

TOTAL INVESTMENTS	99.9%	$69,678,830

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 100.1%

	Alabama — 2.5%
$500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured)
	0.000% due 10/1/25[1]	$356,915
1,000,000	Jefferson County, AL, Sewer Revenue, Series D,
	6.000% due 10/1/42	1,173,140
300,000	Lower, AL, Gas District, Gas Project Revenue, Series A,
	5.000% due 9/1/46	382,362
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding,
	5.000% due 3/1/30	576,345

		2,488,762

	Alaska — 0.6%
500,000	Alaska State International Airports Revenue, Refunding, Series B,
	5.000% due 10/1/34[2]	583,315

	Arizona — 1.1%
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds,
	5.000% due 7/1/23	109,238
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds,
	5.000% due 7/1/45[3]	260,058
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
100,000	5.750% due 7/1/24[3]	115,252
500,000	6.750% due 7/1/44[3]	595,395

		1,079,943

	California — 8.1%
350,000	Alameda, CA, Community Facilities District No.13-1, Special Tax, Alameda Landing Public Improvements,
	5.000% due 9/1/42	396,819
475,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A,
	7.500% due 1/1/30	526,765
500,000	California State, School Financing Authority, Downtown College Prep Obligation Group,
	5.000% due 6/1/51	509,905

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)

	California State, Statewide Communities Development Authority, Beverly Community Hospital Association, Revenue Bonds:
$560,000	4.000% due 2/1/20	$599,749
270,000	4.000% due 2/1/21	291,967
240,000	4.000% due 2/1/23	260,102
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds,
	5.000% due 5/15/29	305,093
300,000	California State, Statewide Communities Development Authority, Daughters of Charity Health, Revenue Bonds, Series A,
	5.500% due 7/1/30	299,970
500,000	California State, Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds, Series A,
	5.250% due 12/1/56[2]	543,545
255,000	Corona-Norco, CA, Unified School District, Refunding,
	5.000% due 9/1/24	313,987
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured)
	0.000% due 1/15/34[1]	520,040
1,105,000	Golden State Tobacco Securitization Corp., CA Tobacco Settlement, Series A-1,
	5.750% due 6/1/47	1,107,762
	Palomar Pomerado,CA, General Obligation Unlimited, Series A, (AGC Insured):
1,000,000	0.000% due 8/1/29[1]	643,460
500,000	0.000% due 8/1/31[1]	298,505
325,000	San Francisco City & County, CA, Redevelopment Agency, Mission Bay Redevelopment Project, Series B,
	5.000% due 8/1/33	393,179
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding,
	5.000% due 9/1/24	602,860
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding,
	3.000% due 9/1/29	196,534
200,000	University of California, Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.200% due 5/15/32[4]	200,000

		8,010,242

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Colorado — 0.5%
$500,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited.,
	3.250% due 12/1/20	$503,175

	Connecticut — 2.2%
750,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A,
	5.000% due 9/1/53[3]	792,120
500,000	Connecticut State Health & Educational Facilities Authority, Quinnipiac University, Revenue Bonds, Series M,
	5.000% due 7/1/36	586,130
750,000	Hamden, CT, Facilities Revenue Bonds, Series A,
	7.750% due 1/1/43[5]	788,062

		2,166,312

	District of Columbia — 0.7%
600,000	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A,
	5.000% due 6/1/46	665,694

	Florida — 6.0%
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A,
	3.000% due 5/1/20	159,458
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A,
	6.000% due 2/1/33	229,984
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project,
	5.000% due 4/1/33[2]	593,930
150,000	Orange County, FL, Health Facilities Authority Revenue,
	4.000% due 8/1/19	162,790
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	332,527
55,000	5.000% due 5/15/25	66,237
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding,
	4.000% due 12/1/18	159,597
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds,
	4.000% due 9/1/19	214,978

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)

$500,000	Seminole Tribe, FL, Special Obligation Revenue, Series A,
	5.250% due 10/1/27[3]	$520,010
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[3]	359,625
500,000	5.000% due 3/1/30[3]	561,145
300,000	Tallahassee, FL, Health Facilities Revenue, Tallahassee Memorial Healthcare Project, Series A,
	5.000% due 12/1/55	337,419
1,000,000	Tallahassee, FL, Health Facilities, Tallahassee Memorial Healthcare, Revenue Bonds, Series A,
	5.000% due 12/1/44	1,123,340
1,000,000	Tampa, FL, Revenue Bonds, Refunding, University of Tampa Project,,
	5.000% due 4/1/40	1,130,440

		5,951,480

	Georgia — 1.7%
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds,
	6.000% due 9/1/30	577,080
1,000,000	Private Colleges & Universities Authority, GA, Savannah College of Art & Design Project, Revenue,
	5.000% due 4/1/44	1,125,060

		1,702,140

	Illinois — 12.7%
750,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A,
	7.000% due 12/1/44	711,067
500,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Series B,
	5.000% due 1/1/30	598,620
250,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured),
	5.500% due 1/1/20	282,720
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C,
	5.000% due 1/1/22	565,990
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
200,000	5.000% due 11/1/24	225,872
375,000	5.000% due 11/1/30	422,632

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)

$150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AGMC Insured),
	5.000% due 11/1/17	$157,326
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds,
	5.000% due 5/15/36	438,712
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A,
	5.000% due 5/1/25	962,006
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B,
	1.656% due 5/1/36[4]	150,392
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A,
	5.000% due 5/15/22	175,505
500,000	Illinois State Finance Authority, Revenue Bonds, Refunding, OSF Healthcare System, Series A,
	5.000% due 11/15/45	571,745
500,000	Illinois State Finance Authority, Revenue Bonds, University of Chicago Medical Center, Series B, (LOC: Wells Fargo Bank N.A.),
	0.280% due 8/1/44[4]	500,000
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C,
	5.000% due 8/15/44	559,885
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds,
	6.000% due 10/1/24	564,655
500,000	Illinois State University, Revenue Bonds, (AGMC Insured),
	5.000% due 4/1/24	596,855
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	550,285
1,000,000	5.000% due 2/1/39	1,055,130
200,000	5.000% due 1/1/41	213,254
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, (AGMC Insured)
	0.000% due 6/15/27[1]	336,090
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B,
	5.000% due 12/15/40	547,555
500,000	Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Series A, (NPFG Insured)
	0.000% due 12/15/31[1]	263,545

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)

$1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured),
	4.000% due 4/1/36	$1,057,930
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured),
	2.875% due 3/1/25	504,965
500,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured),
	3.000% due 3/1/25	510,280

		12,523,016

	Indiana — 1.3%
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	105,602
100,000	6.500% due 11/15/33	114,738
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	335,916
350,000	5.000% due 4/1/28	380,926
355,000	Vigo County, IN, Hospital Authority, Revenue Bonds,
	5.500% due 9/1/27[3]	365,774

		1,302,956

	Iowa — 1.5%
	Iowa State Finance Authority, Revenue Bonds:
650,000	5.000% due 12/1/19	671,509
775,000	5.250% due 12/1/25	834,163

		1,505,672

	Kansas — 0.3%
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds,
	5.000% due 12/1/34	153,677
100,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds,
	4.000% due 12/1/28	100,055

		253,732

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Kentucky — 1.9%
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A:
$100,000	5.000% due 7/1/17	$104,289
100,000	6.000% due 7/1/53	116,831
1,000,000	Kentucky State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project,
	0.500% due 4/1/31[4]	1,000,000
110,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A,
	5.375% due 8/15/24	119,742
500,000	Kentucky State, Economic Development Finance Authority, Revenue Bonds, Next Generation Information Highway Project, Series A,
	4.250% due 7/1/35	516,565

		1,857,427

	Louisiana — 2.9%
1,000,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.260% due 11/1/19[4]	1,000,000
200,000	Louisiana State, Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corp. Project,,
	6.750% due 11/1/32	216,700
350,000	Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp, Series A,
	6.500% due 8/1/29	417,246
200,000	Louisiana State, Public Facilities Authority, Revenue Bonds, Dynamic Fuels, LLC Project,
	0.290% due 10/1/33[4]	200,000
500,000	Louisiana State, Public Facilities Authority, Revenue Bonds, Series A,
	3.375% due 9/1/28	509,240
495,000	Saint John The Baptist Parish, LA, Marathon Oil Corp, Revenue Bonds, Series A,
	5.125% due 6/1/37	507,731

		2,850,917

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Maryland — 0.5%
$500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project,
	5.000% due 7/1/46	$514,260

	Massachusetts — 2.4%
1,000,000	Massachusetts State, Development Finance Agency Revenue, Boston Medical Center, Series D,
	5.000% due 7/1/44	1,127,650
190,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Umass Memorial Healthcare, Series I,
	5.000% due 7/1/29	226,586
1,000,000	Massachusetts State, Health & Educational Facilities Authority Revenue, Series R,
	0.230% due 11/1/49[4]	1,000,000

		2,354,236

	Michigan — 4.3%
1,045,000	Michigan State Finance Authority, Detroit Water & Sewer Department, Revenue Bonds, Series C, (AGMC Insured),
	5.000% due 7/1/35	1,206,923
1,000,000	Michigan State Finance Authority, Revenue Bonds, Detroit Water & Sewer Department, Series C,
	5.000% due 7/1/35	1,149,770
1,000,000	Michigan State Tobacco Settlement Finance Authority, Revenue Bonds, Series A,
	6.000% due 6/1/48	997,530
500,000	Wayne County, MI, Airport Authority Revenue, Refunding, Series D,
	5.000% due 12/1/45	570,695
250,000	Wayne County, MI, Airport Authority Revenue, Refunding, Series G,
	5.000% due 12/1/21	291,672

		4,216,590

	Mississippi — 1.0%
1,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Project, Series B,
	0.280% due 11/1/35[4]	1,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Missouri — 4.8%
$500,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A,
	6.000% due 3/1/33	$504,015
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds,
	5.000% due 2/1/25	115,569
105,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds,
	5.000% due 2/1/26	120,086
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	116,243
225,000	5.000% due 2/1/29	260,127
1,200,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series B,
	0.300% due 3/1/40[4]	1,200,000
325,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series B, (SPA: U.S. Bank N.A.),
	0.260% due 2/15/33[4]	325,000
800,000	Missouri State Health & Educational Facilities Authority, St. Louis University, Series A-2, (LOC: Wells Fargo Bank N.A.),
	0.280% due 10/1/35[4]	800,000
920,000	St. Joseph, MO, Industrial Development Authority, Revenue Bonds, Series A,
	0.300% due 11/15/43[4]	920,000
280,000	St. Louis, MO, Airport Revenue, (NPFG Insured),
	5.500% due 7/1/28	356,519

		4,717,559

	Nebraska — 0.2%
185,000	Lancaster County, NE, Hospital Authority, Revenue Bonds, Series B-1,
	0.280% due 6/1/31[4]	185,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Nevada — 2.6%
$1,000,000	Clark County, NV, Pollution Control, Southern California Edison Co., Revenue Bonds, Series A,
	1.875% due 6/1/31[4]	$1,017,100
500,000	Henderson, NV, Local Improvement Districts No. T-18,
	5.250% due 9/1/26	484,990
890,000	Las Vegas, NV, Redevelopment Agency, Tax Revenue,
	5.000% due 6/15/22	1,052,825

		2,554,915

	New Jersey — 6.5%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured),
	5.000% due 11/1/24	292,395
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I,
	2.010% due 3/1/28[4]	441,180
250,000	New Jersey State Economic Development Authority, Revenue Bonds, Series A,
	5.000% due 1/1/24	289,598
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A,
	5.000% due 7/1/34	593,360
200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured),
	5.000% due 7/1/30	235,014
285,000	New Jersey State Turnpike Authority, Revenue Bonds,
	0.960% due 1/1/18[4]	283,666
1,000,000	New Jersey State Turnpike Authority, Revenue Bonds, Series E,
	1.090% due 1/1/24[4]	997,410
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	234,554
750,000	5.000% due 11/1/32	851,025
2,285,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Series 1A,
	5.000% due 6/1/41	2,159,188

		6,377,390

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New York — 4.2%
$1,100,000	New York City, New York, General Obligation Unlimited, Subseries E-2, (LOC: J.P. Morgan Chase),
	0.320% due 8/1/20[4]	$1,100,000
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E,
	3.500% due 2/15/48	512,115
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F,
	4.500% due 2/15/48	531,410
500,000	New York State, Liberty Development Corp., Revenue Bonds,
	5.000% due 11/15/44[3]	541,520
1,000,000	New York State, Liberty Development Corp., World Trade Center Project, Revenue Bonds,
	5.150% due 11/15/34[3]	1,097,690
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds,
	6.000% due 12/1/42	363,838

		4,146,573

	North Carolina — 1.6%
1,000,000	Charlotte-Mecklenburg, NC, Hospital Authority, Healthcare System Revenue, Series H, (LOC: Wells Fargo Bank N.A.),
	0.280% due 1/15/45[4]	1,000,000
500,000	North Carolina State Medical Care Commission, Revenue Bonds,
	5.000% due 10/1/20	547,240

		1,547,240

	Ohio — 8.5%
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
2,550,000	5.875% due 6/1/47	2,467,201
905,000	6.500% due 6/1/47	906,131
25,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3,
	6.250% due 6/1/37	24,923
230,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series A, (AGMC Insured),
	5.000% due 1/1/29	273,192
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured),
	5.000% due 1/1/23[2]	290,752

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)

$500,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A,
	6.000% due 7/1/50	$540,050
1,000,000	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds,
	5.000% due 2/15/44	1,037,220
750,000	Ohio State, Air Quality Development Authority, Revenue Bonds, Series A,
	3.750% due 12/1/23[4]	774,540
25,000	Ohio State, Water Development Authority, Pollution Control, Revenue Bonds, Series A,
	5.875% due 6/1/33[4]	25,101
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
200,000	5.000% due 12/1/16	203,782
300,000	5.750% due 12/1/32	341,292
500,000	6.000% due 12/1/42	567,620
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A,
	5.000% due 7/1/32[2]	944,360

		8,396,164

	Oklahoma — 0.1%
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A,
	8.500% due 8/25/26[3]	132,759

	Pennsylvania — 2.0%
250,000	Beaver County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A,
	4.000% due 1/1/35[4]	264,677
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding,
	5.000% due 12/1/26	209,890
875,000	Montgomery County, PA, Higher Education & Health Authority, Abington Memorial Hospital Group, Revenue Bonds,
	5.000% due 6/1/31	992,005
500,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health Systems, Revenue Bonds, Series B,
	5.000% due 7/1/17	512,230

		1,978,802

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Puerto Rico — 7.6%
$125,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds, Series A, (AGC Insured),
	5.000% due 7/1/28	$129,182
90,000	Commonwealth of Puerto Rico, General Obligation Unlimited, (NPFG Insured), Refunding
	0.000% due 7/1/18[1]	82,230
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured),
	4.500% due 7/1/23	35,043
100,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A,
	5.000% due 7/1/41	58,893
150,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (AGMC Insured),
	5.000% due 7/1/35	151,576
	Commonwealth of Puerto Rico, General Obligation Unlimited, Series A-4, (AGMC Insured):
135,000	5.250% due 7/1/30	140,484
45,000	5.000% due 7/1/31	46,588
250,000	Commonwealth of Puerto Rico, Highway & Transportation Authority, Transportation Revenue, Revenue Bonds, Series A, (AMBAC Insured)
	0.000% due 7/1/16[1]	248,535
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
90,000	5.125% due 7/1/37	57,617
1,940,000	5.250% due 7/1/42	1,239,311
915,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, (AGC Insured),
	5.125% due 7/1/47	933,144
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured),
	5.000% due 7/1/27	25,225
	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured):
500,000	3.625% due 7/1/23	474,590
50,000	3.650% due 7/1/24	46,760
125,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series V, (NPFG Insured),
	5.250% due 7/1/35	125,744
245,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series VV, (NPFG Insured),
	5.250% due 7/1/30	249,900

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)

$50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured),
	4.750% due 7/1/33	$48,011
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured),
	5.000% due 7/1/28	49,996
90,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series SS, (NPFG Insured),
	5.000% due 7/1/24	91,205
1,250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series UU, (AGMC Insured),
	0.939% due 7/1/29[4]	908,900
150,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series VV, (NPFG Insured),
	5.250% due 7/1/29	153,576
285,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX,
	5.250% due 7/1/40	171,219
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A:
250,000	5.000% due 7/1/18	256,395
250,000	6.000% due 7/1/33	257,690
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds,
	5.000% due 10/1/31	243,437
435,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds,
	5.000% due 3/1/36	383,983
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (AMBAC Insured):
1,000,000	0.000% due 8/1/47[1]	123,680
3,500,000	0.000% due 8/1/54[1]	291,900
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (NPFG Insured):
175,000	0.000% due 8/1/41[1]	35,046

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)

$1,000,000	0.000% due 8/1/43[1]	$176,310
1,300,000	0.000% due 8/1/44[1]	215,059
100,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P,
	5.000% due 6/1/19[5]	43,068

		7,494,297

	South Carolina — 2.0%
500,000	Connector 2000 Association, Inc., Revenue Bonds, Series A-1
	0.000% due 1/1/42[1]	62,500
625,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA/FNMA/FHLMC/FHA Insured),
	4.000% due 7/1/36	684,469
1,000,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E,
	5.250% due 12/1/55	1,172,610

		1,919,579

	Tennessee — 0.3%
250,000	Metropolitan Government, Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University Medical Center, Revenue Bonds, Series A,
	5.000% due 7/1/46	288,563

	Texas — 4.6%
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds,
	5.250% due 7/1/32	277,747
360,000	Fort Bend County, TX, Industrial Development Corp., NGR Energy, Inc., Revenue Bonds, Series A,
	4.750% due 5/1/38	372,827
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C,
	5.000% due 7/1/32	273,840
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds,
	5.250% due 7/1/28	539,105
200,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Revenue Bonds,
	0.700% due 1/1/20[4]	200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A,
	5.000% due 4/1/47	$270,353
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	560,670
600,000	5.000% due 4/1/30	677,766
1,000,000	Texas State, Transportation Commission, Refunding, Series C,
	5.000% due 8/15/34	1,152,990
200,000	Tyler, TX, Health Facilities Development Corp., Refunding and Improvement East Texas Medical Center, Revenue Bonds,
	5.250% due 11/1/27	207,982

		4,533,280

	Virginia — 1.4%
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds,
	6.350% due 9/1/28	510,527
750,000	Virgin Islands Public Finance Authority, Revenue Bonds, Series A,
	5.000% due 10/1/24	864,037

		1,374,564

	Washington — 1.4%
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A,
	5.000% due 12/1/19	110,429
750,000	Washington State, Health Care Facilities Authority, Central Washington Health Services Association,
	5.000% due 7/1/39	846,368
375,000	Washington State, Health Care Facilities Authority, Series B-1,
	1.410% due 1/1/35[4]	372,825

		1,329,622

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Wisconsin — 0.1%
$100,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A,
	5.000% due 11/15/24	$106,728

	TOTAL MUNICIPAL BONDS (Cost $97,035,201)	98,612,904

TOTAL INVESTMENTS (Cost $97,035,201)[6]	100.1%	$98,612,904
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(58,869)

NET ASSETS	100.0%	$98,554,035

* Percentages indicated are based on net assets.
[1] Zero Coupon Bond.
[2] When-issued security.
[3] Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[4] Floating Rate Bond. Rate shown is as of April 30, 2016.
[5] Illiquid security.
[6] Aggregate cost for federal tax purposes was $97,035,201.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LOC — Letter of Credit
NPFG — National Public Finance Guarantee Corporation
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

STATE/TERRITORY DIVERSIFICATION

On April 30, 2016, State/Territory Diversification of the Porfolio was as follows :

	% of
	Net Assets	Value

STATE/TERRITORY:
Illinois	12.7%	$12,523,016
Ohio	8.5	8,396,164
California	8.1	8,010,242
Puerto Rico	7.6	7,494,297
New Jersey	6.5	6,377,390
Florida	6.0	5,951,480
Missouri	4.8	4,717,559
Texas	4.6	4,533,280
Michigan	4.3	4,216,590
New York	4.2	4,146,573
Louisiana	2.9	2,850,917
Nevada	2.6	2,554,915
Alabama	2.5	2,488,762
Massachusetts	2.4	2,354,236
Connecticut	2.2	2,166,312
Pennsylvania	2.0	1,978,802
South Carolina	2.0	1,919,579
Kentucky	1.9	1,857,427
Georgia	1.7	1,702,140
North Carolina	1.6	1,547,240
Iowa	1.5	1,505,672
Virginia	1.4	1,374,564
Washington	1.4	1,329,622
Indiana	1.3	1,302,956
Arizona	1.1	1,079,943
Mississippi	1.0	1,000,000
District Of Columbia	0.7	665,694
Alaska	0.6	583,315
Maryland	0.5	514,260
Colorado	0.5	503,175
Tennessee	0.3	288,563
Kansas	0.3	253,732

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, State/Territory Diversification of the Porfolio was as follows :

	% of
	Net Assets	Value

Nebraska	0.2%	$185,000
Oklahoma	0.1	132,759
Wisconsin	0.1	106,728

TOTAL MUNICIPAL BONDS	100.1	$98,612,904

TOTAL INVESTMENTS	100.1%	$98,612,904

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — 98.6%

	Aerospace & Defense — 1.6%
442	Honeywell International, Inc.	$50,507

	Air Freight & Logistics — 0.4%
180	CH Robinson Worldwide, Inc.	12,775

	Airlines — 0.9%
668	Southwest Airlines Co.	29,799

	Auto Components — 0.5%
1,054	Gentex Corp.	16,906

	Automobiles — 1.3%
899	Harley-Davidson, Inc.	42,999

	Banks — 3.6%
835	Comerica, Inc.	37,074
481	PNC Financial Services Group, Inc. (The)	42,222
1,302	Zions BanCorp	35,831

		115,127

	Biotechnology — 4.2%
180	Biogen, Inc.[2]	49,498
450	Celgene Corp.[2]	46,534
446	Gilead Sciences, Inc.	39,342

		135,374

	Capital Markets — 2.7%
1,308	Bank of New York Mellon Corp. (The)	52,634
414	Franklin Resources, Inc.	15,459
262	T Rowe Price Group, Inc.	19,726

		87,819

	Chemicals — 2.3%
223	PPG Industries, Inc.	24,617
713	Scotts Miracle-Gro Co. (The) — Class A	50,466

		75,083

	Communications Equipment — 3.0%
5,234	Brocade Communications Systems, Inc.	50,299
1,720	Cisco Systems, Inc.	47,283

		97,582

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)

	Diversified Financial Services — 1.4%
477	CME Group, Inc.	$43,841

	Diversified Telecommunication Services — 1.6%
991	Verizon Communications, Inc.	50,482

	Electric Utilities — 1.2%
1,071	Exelon Corp.	37,581

	Electrical Equipment — 0.9%
467	Eaton Corp. PLC	29,547

	Electronic Equipment, Instruments & Components — 0.5%
466	Ingram Micro, Inc. — Class A	16,287

	Energy Equipment & Services — 3.5%
1,341	Halliburton Co.	55,397
1,609	National Oilwell Varco, Inc.	57,988

		113,385

	Food & Staples Retailing — 2.0%
743	Kroger Co. (The)	26,295
1,323	Whole Foods Market, Inc.	38,473

		64,768

	Food Products — 3.7%
784	Campbell Soup Co.	48,381
237	General Mills, Inc.	14,537
479	Ingredion, Inc.	55,128

		118,046

	Health Care Providers & Services — 4.3%
522	Cardinal Health, Inc.	40,956
274	Centene Corp.[2]	16,977
733	Express Scripts Holding Co.[2]	54,044
319	HCA Holdings, Inc.[2]	25,718

		137,695

	Hotels, Restaurants & Leisure — 3.0%
899	Hilton Worldwide Holdings, Inc.	19,823
835	Starbucks Corp.	46,952
426	Wyndham Worldwide Corp.	30,225

		97,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)

	Household Products — 2.5%
391	Clorox Co. (The)	$48,965
403	Procter & Gamble Co. (The)	32,288

		81,253

	Industrial Conglomerates — 1.4%
438	Carlisle Cos., Inc.	44,632

	Insurance — 4.0%
1,286	First American Financial Corp.	46,322
829	Principal Financial Group, Inc.	35,382
1,442	Progressive Corp. (The)	47,009

		128,713

	Internet Software & Services — 1.4%
868	Akamai Technologies, Inc.[2]	44,259

	IT Services — 2.8%
405	Accenture PLC — Class A	45,733
768	Cognizant Technology Solutions Corp. — Class A2	44,828

		90,561

	Life Sciences Tools & Services — 3.3%
360	Quintiles Transnational Holdings, Inc.[2]	24,865
264	Thermo Fisher Scientific, Inc.	38,082
344	Waters Corp.[2]	44,775

		107,722

	Machinery — 2.7%
850	Ingersoll-Rand PLC	55,709
293	Stanley Black & Decker, Inc.	32,793

		88,502

	Media — 4.6%
678	Scripps Networks Interactive, Inc. — Class A	42,273
717	Time Warner, Inc.	53,876
508	Walt Disney Co. (The)	52,456

		148,605

	Multi-Utilities — 1.1%
754	Public Service Enterprise Group, Inc.	34,782

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)

	Office Electronics — 1.3%
4,339	Xerox Corp.	$41,654

	Oil, Gas & Consumable Fuels — 4.4%
3,823	Marathon Oil Corp.	53,866
1,310	Marathon Petroleum Corp.	51,195
4	Phillips 66	328
649	Valero Energy Corp.	38,207

		143,596

	Paper & Forest Products — 1.6%
1,218	International Paper Co.	52,703

	Pharmaceuticals — 2.9%
450	Johnson & Johnson	50,436
770	Merck & Co., Inc.	42,227

		92,663

	Professional Services — 0.5%
207	Manpowergroup, Inc.	15,945

	Real Estate Investment Trusts — 2.6%
1,134	Kimco Realty Corp.	31,888
1,454	Liberty Property Trust	50,745

		82,633

	Semiconductors & Semiconductor Equipment — 3.0%
342	Intel Corp.	10,355
1,398	NVIDIA Corp.	49,671
670	Texas Instruments, Inc.	38,217

		98,243

	Software — 6.2%
1,648	CA, Inc.	48,880
635	Citrix Systems, Inc.[2]	51,968
1,192	Oracle Corp.	47,513
936	VMware, Inc. — Class A2	53,268

		201,629

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)

	Specialty Retail — 5.0%
760	AutoNation, Inc.[2]	$38,494
1,267	Dick’s Sporting Goods, Inc.	58,713
782	Foot Locker, Inc.	48,046
287	Ross Stores, Inc.	16,296

		161,549

	Technology Hardware, Storage & Peripherals — 2.3%
430	Apple, Inc.	40,308
1,372	Teradata Corp.[2]	34,712

		75,020

	Textiles, Apparel & Luxury Goods — 1.0%
567	NIKE, Inc. — Class B	33,419

	Thrifts & Mortgage Finance — 1.4%
2,817	People’s United Financial, Inc.	43,663

	TOTAL COMMON STOCKS (Cost $3,147,652)	3,184,349

Face
Amount

REPURCHASE AGREEMENT[1] — 49.6%
$1,604,434	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $1,604,435, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $1,625,000, coupon rate of 1.000%, due 5/15/18, market value of $1,638,632)	1,604,434

	TOTAL REPURCHASE AGREEMENT (Cost $1,604,434)	1,604,434

TOTAL INVESTMENTS (Cost $4,752,086)[3]	148.2%	$4,788,783
LIABILITIES IN EXCESS OF OTHER ASSETS	(48.2)	(1,557,878)

NET ASSETS	100.0%	$3,230,905

[1]	Percentages indicated are based on net assets.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $4,752,199.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Software	6.2%	$201,629
Specialty Retail	5.0	161,549
Media	4.6	148,605
Oil, Gas & Consumable Fuels	4.4	143,596
Health Care Providers & Services	4.3	137,695
Biotechnology	4.2	135,374
Insurance	4.0	128,713
Food Products	3.7	118,046
Banks	3.6	115,127
Energy Equipment & Services	3.5	113,385
Life Sciences Tools & Services	3.3	107,722
Semiconductors & Semiconductor Equipment	3.0	98,243
Communications Equipment	3.0	97,582
Hotels, Restaurants & Leisure	3.0	97,000
Pharmaceuticals	2.9	92,663
IT Services	2.8	90,561
Machinery	2.7	88,502
Capital Markets	2.7	87,819
Real Estate Investment Trusts	2.6	82,633
Household Products	2.5	81,253
Chemicals	2.3	75,083
Technology Hardware, Storage & Peripherals	2.3	75,020
Food & Staples Retailing	2.0	64,768
Paper & Forest Products	1.6	52,703
Aerospace & Defense	1.6	50,507
Diversified Telecommunication Services	1.6	50,482
Industrial Conglomerates	1.4	44,632
Internet Software & Services	1.4	44,259
Diversified Financial Services	1.4	43,841
Thrifts & Mortgage Finance	1.4	43,663
Automobiles	1.3	42,999
Office Electronics	1.3	41,654
Electric Utilities	1.2	37,581
Multi-Utilities	1.1	34,782
Textiles, Apparel & Luxury Goods	1.0	33,419
Airlines	0.9	29,799
Electrical Equipment	0.9	29,547
Auto Components	0.5	16,906

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Electronic Equipment, Instruments & Components	0.5%	$16,287
Professional Services	0.5	15,945
Air Freight & Logistics	0.4	12,775

TOTAL COMMON STOCKS	98.6%	$3,184,349
REPURCHASE AGREEMENT	49.6	1,604,434

TOTAL INVESTMENTS	148.2%	$4,788,783

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.6%

	Aerospace & Defense — 2.9%
729	Honeywell International, Inc.	$83,303

	Airlines — 1.1%
445	Alaska Air Group, Inc.	31,341

	Banks — 4.8%
1,478	Comerica, Inc.	65,623
807	PNC Financial Services Group, Inc. (The)	70,839

		136,462

	Biotechnology — 4.7%
247	Biogen, Inc.[1]	67,922
733	Gilead Sciences, Inc.	64,658

		132,580

	Capital Markets — 2.6%
1,862	Bank of New York Mellon Corp. (The)	74,927

	Chemicals — 1.6%
302	Air Products & Chemicals, Inc.	44,059

	Commercial Services & Supplies — 2.1%
807	Avery Dennison Corp.	58,596

	Communications Equipment — 5.2%
2,596	Cisco Systems, Inc.	71,364
742	F5 Networks, Inc.[1]	77,725

		149,089

	Diversified Financial Services — 1.9%
722	MSCI, Inc.	54,829

	Diversified Telecommunication Services — 2.9%
1,642	Verizon Communications, Inc.	83,643

	Electronic Equipment, Instruments & Components — 2.7%
2,209	Ingram Micro, Inc. — Class A	77,205

	Energy Equipment & Services — 1.8%
1,654	FMC Technologies, Inc.[1]	50,430

	Food & Staples Retailing — 2.4%
1,040	Wal-Mart Stores, Inc.	69,545

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 4.1%
627	Ingredion, Inc.	$72,161
673	Tyson Foods, Inc. — Class A	44,297

		116,458

	Gas Utilities — 1.0%
716	UGI Corp.	28,812

	Health Care Providers & Services — 3.9%
289	Anthem, Inc.	40,683
885	Cardinal Health, Inc.	69,437

		110,120

	Hotels, Restaurants & Leisure — 4.7%
1,402	Carnival Corp.	68,768
925	Wyndham Worldwide Corp.	65,629

		134,397

	Household Products — 2.0%
693	Procter & Gamble Co. (The)	55,523

	Insurance — 3.2%
518	Hanover Insurance Group, Inc. (The)	44,424
1,429	Progressive Corp. (The)	46,585

		91,009

	Internet Software & Services — 4.8%
1,398	Akamai Technologies, Inc.[1]	71,284
2,718	eBay, Inc.[1]	66,401

		137,685

	Life Sciences Tools & Services — 1.6%
342	Waters Corp.[1]	44,515

	Machinery — 3.5%
753	Danaher Corp.	72,853
687	ITT Corp.	26,360

		99,213

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 4.8%
3,254	Interpublic Group of Cos., Inc. (The)	$74,647
178	Omnicom Group, Inc.	14,768
445	Walt Disney Co. (The)	45,951

		135,366

	Multi-line Retail — 2.6%
919	Target Corp.	73,060

	Multi-Utilities — 1.9%
1,336	CMS Energy Corp.	54,348

	Office Electronics — 2.4%
7,163	Xerox Corp.	68,765

	Oil, Gas & Consumable Fuels — 5.3%
798	Chevron Corp.	81,539
1,178	Valero Energy Corp.	69,349

		150,888

	Pharmaceuticals — 4.3%
1,089	Mylan N.V.[1]	45,422
2,338	Pfizer, Inc.	76,476

		121,898

	Professional Services — 0.8%
284	Manpowergroup, Inc.	21,876

	Real Estate Investment Trusts — 3.0%
2,405	Liberty Property Trust	83,934

	Semiconductors & Semiconductor Equipment — 2.1%
1,209	QUALCOMM, Inc.	61,079

	Specialty Retail — 2.5%
1,136	Foot Locker, Inc.	69,796

	Technology Hardware, Storage & Peripherals — 2.3%
705	Apple, Inc.	66,087

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 1.1%
331	PVH Corp.	$31,644

	TOTAL COMMON STOCKS (Cost $2,815,408)	2,802,482

Face
Amount

REPURCHASE AGREEMENT* — 56.3%
$1,601,889	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $1,601,890, due 5/2/16, (collateralized by a U.S Treasury Note with a par value of $1,625,000, coupon rate of 1.000%, due 5/15/18, market value of $1,638,632)	1,601,889

	TOTAL REPURCHASE AGREEMENT (Cost $1,601,889)	1,601,889

TOTAL INVESTMENTS (Cost $4,417,297)[2]	154.9%	$4,404,371
LIABILITIES IN EXCESS OF OTHER ASSETS	(54.9)	(1,561,429)

NET ASSETS	100.0%	$2,842,942

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $4,418,467.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	5.3%	$150,888
Communications Equipment	5.2	149,089
Internet Software & Services	4.8	137,685
Banks	4.8	136,462
Media	4.8	135,366
Hotels, Restaurants & Leisure	4.7	134,397
Biotechnology	4.7	132,580
Pharmaceuticals	4.3	121,898
Food Products	4.1	116,458
Health Care Providers & Services	3.9	110,120
Machinery	3.5	99,213
Insurance	3.2	91,009
Real Estate Investment Trusts	3.0	83,934
Diversified Telecommunication Services	2.9	83,643
Aerospace & Defense	2.9	83,303
Electronic Equipment, Instruments & Components	2.7	77,205
Capital Markets	2.6	74,927
Multi-line Retail	2.6	73,060
Specialty Retail	2.5	69,796
Food & Staples Retailing	2.4	69,545
Office Electronics	2.4	68,765
Technology Hardware, Storage & Peripherals	2.3	66,087
Semiconductors & Semiconductor Equipment	2.1	61,079
Commercial Services & Supplies	2.1	58,596
Household Products	2.0	55,523
Diversified Financial Services	1.9	54,829
Multi-Utilities	1.9	54,348
Energy Equipment & Services	1.8	50,430
Life Sciences Tools & Services	1.6	44,515
Chemicals	1.6	44,059
Textiles, Apparel & Luxury Goods	1.1	31,644
Airlines	1.1	31,341
Gas Utilities	1.0	28,812
Professional Services	0.8	21,876

TOTAL COMMON STOCKS	98.6%	$2,802,482
REPURCHASE AGREEMENT	56.3	1,601,889

TOTAL INVESTMENTS	154.9%	$4,404,371

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.3%
22,100	SPDR S&P 500 ETF Trust	$4,559,230
30,000	Vanguard S&P 500 ETF	5,676,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,608)	10,235,830

	U.S. Treasury Bills — 22.3%
100,000,000	U.S. Treasury Bill
	0.000% due 8/4/16	99,940,100

	TOTAL U.S. TREASURY BILLS (Cost $99,930,070)	99,940,100

PURCHASED OPTIONS — 64.6%

	CALLS — 35.9%
200	S&P 500 Index with Goldman Sachs, Exercise Price $1,000, Expires 06/17/2016	21,161,000
2,500	S&P 500 Index with Goldman Sachs, Exercise Price $1,500, Expires 06/17/2016	139,800,000

		160,961,000

	PUTS — 28.7%
2,500	S&P 500 Index with Goldman Sachs, Exercise Price $2,500, Expires 06/17/2016	110,162,500
200	S&P 500 Index with Goldman Sachs, Exercise Price $3,000, Expires 06/17/2016	18,803,000

		128,965,500

	TOTAL PURCHASED OPTIONS (Cost $290,829,898)	289,926,500

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 10.7%
$48,219,418	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $48,219,458, due 5/2/16, (collateralized by U.S. Treasury Notes with a par value of $48,775,000, coupon rates of 1.000%—3.375%, due 5/15/18—1/31/21, total market value of $49,187,312)	$48,219,418

	TOTAL REPURCHASE AGREEMENT (Cost $48,219,418)	48,219,418

TOTAL INVESTMENTS (Cost $445,409,994)[1]	99.9%	$448,321,848
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	381,372

NET ASSETS[2]	100.0%	$448,703,220

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $445,409,994.
[2]	Cash in the amount of $5,347,572 is held as collateral to secure the open written put options contracts.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires June 2016 exercise price $2,500 Goldman Sachs	2,500	$(18,750)
S&P 500 Index
expires June 2016 exercise price $3,000 Goldman Sachs	200	(1,500)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(12,549))		$(20,250)

PUTS:
S&P 500 Index
expires May 2016 exercise price $2,050 Goldman Sachs	1,090	(2,447,050)
S&P 500 Index
expires June 2016 exercise price $1,500 Goldman Sachs	2,500	(181,250)
S&P 500 Index
expires June 2016 exercise price $2,050 Goldman Sachs	558	(2,190,150)
S&P 500 Index
expires June 2016 exercise price $2,000 Goldman Sachs	444	(1,114,440)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(6,459,195))		$(5,932,890)

TOTAL WRITTEN OPTIONS (Premiums Received $(6,471,744))		$(5,953,140)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2016, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Purchased Options	64.6%	$289,926,500
U.S. Treasury Bills	22.3	99,940,100
Exchange-Traded Funds	2.3	10,235,830

TOTAL	89.2%	$400,102,430
REPURCHASE AGREEMENTS	10.7	48,219,418

TOTAL INVESTMENTS	99.9%	$448,321,848

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 85.8%

	Air Freight & Logistics — 1.5%
4,439	Deutsche Post AG, Sponsored ADR	$130,684
20,751	Royal Mail PLC, Unsponsored ADR	297,466

		428,150

	Auto Components — 1.0%
6,522	Continental AG, Sponsored ADR	283,381

	Automobiles — 4.2%
10,177	Bayerische Motoren Werke AG, Unsponsored ADR	314,062
5,338	Daimler AG, Sponsored ADR	372,272
5,945	Honda Motor Co., Ltd., Sponsored ADR	160,277
3,761	Toyota Motor Corp., Sponsored ADR	382,494

		1,229,105

	Banks — 7.0%
36,319	Barclays PLC, Sponsored ADR	365,006
7,203	BNP Paribas SA, ADR	192,176
3,410	DNB ASA, Sponsored ADR	437,230
14,730	ING Groep N.V., Sponsored ADR	180,737
94,217	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	433,398
1,051	Nordea Bank AB, Sponsored ADR	10,205
68,275	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	415,795

		2,034,547

	Building Products — 1.2%
32,652	Assa Abloy AB, Unsponsored ADR	342,193

	Capital Markets — 1.0%
50,844	Daiwa Securities Group, Inc., Sponsored ADR	297,437

	Chemicals — 2.7%
12,194	Air Liquide SA, Unsponsored ADR	277,048
3,325	BASF SE, Sponsored ADR	265,401
3,129	Syngenta AG, ADR	252,104

		794,553

	Construction & Engineering — 1.5%
23,615	Vinci SA, Unsponsored ADR	441,128

	Construction Materials — 1.1%
28,728	Fletcher Building, Ltd., Sponsored ADR	328,648

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 1.4%
9,129	Rexam PLC, Sponsored ADR	$415,370

	Diversified Telecommunication Services — 4.5%
7,714	Nippon Telegraph & Telephone Corp., ADR	343,813
16,535	Orange SA, Sponsored ADR	274,316
18,645	Singapore Telecommunications, Ltd., ADR	529,891
9,457	Telefonica SA, Sponsored ADR	103,176
4,717	Telia Co. AB, Unsponsored ADR	44,528

		1,295,724

	Electric Utilities — 1.1%
11,490	CLP Holdings, Ltd., Sponsored ADR	107,087
7,919	Iberdrola SA, Sponsored ADR	225,691

		332,778

	Electrical Equipment — 1.2%
17,059	ABB, Ltd., Sponsored ADR[1]	360,115

	Energy Equipment & Services — 1.4%
22,128	Amec Foster Wheeler PLC, Sponsored ADR	162,641
17,495	Technip SA, ADR	245,455

		408,096

	Food & Staples Retailing — 1.5%
20,322	Koninklijke Ahold N.V., Sponsored ADR	443,629

	Food Products — 1.8%
7,185	Nestle SA, Sponsored ADR	535,785

	Health Care Providers & Services — 1.4%
26,895	Sonic Healthcare, Ltd., Unsponsored ADR	395,357

	Hotels, Restaurants & Leisure — 1.5%
23,964	Compass Group PLC, Sponsored ADR	427,757

	Household Durables — 2.1%
34,855	Sekisui House, Ltd., Sponsored ADR	599,506

	Industrial Conglomerates — 1.1%
3,092	Siemens AG, Sponsored ADR	323,980

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 6.4%
22,382	Allianz SE, ADR	$381,389
10,060	AXA SA, Sponsored ADR	254,719
10,030	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Unsponsored ADR	187,060
7,662	Prudential PLC, ADR	302,573
7,086	Sampo OYJ, Unsponsored ADR	154,687
44,800	SCOR SE, Sponsored ADR	150,080
18,866	Swiss Re AG, Sponsored ADR	421,278

		1,851,786

	IT Services — 2.6%
16,034	Capgemini SA, Unsponsored ADR	748,627

	Machinery — 2.2%
14,267	Atlas Copco AB, Sponsored ADR	370,942
22,391	Volvo AB, Unsponsored ADR	264,662

		635,604

	Media — 1.8%
9,327	Sky PLC, Sponsored ADR	512,052

	Metals & Mining — 1.4%
27,624	Newcrest Mining, Ltd., Sponsored ADR[1]	408,559

	Multi-line Retail — 1.4%
32,024	Marks & Spencer Group PLC, ADR	403,823

	Multi-Utilities — 1.8%
7,163	National Grid PLC, Sponsored ADR	515,808

	Oil, Gas & Consumable Fuels — 2.7%
33,990	Inpex Corp., Unsponsored ADR	272,940
23,826	Woodside Petroleum, Ltd., Sponsored ADR	512,616

		785,556

	Personal Products — 3.1%
8,881	L’Oreal SA, Unsponsored ADR	323,179
13,087	Unilever PLC, Sponsored ADR	587,083

		910,262

	Pharmaceuticals — 9.4%
24,404	Astellas Pharma, Inc., Unsponsored ADR	330,186
2,281	AstraZeneca PLC, Sponsored ADR	66,058

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)

2,320	Bayer AG, Sponsored ADR	$262,346
27,132	Daiichi Sankyo Co., Ltd., Sponsored ADR	644,928
4,729	Novartis AG, Sponsored ADR	359,262
14,213	Roche Holding AG, Sponsored ADR	448,704
919	Shire PLC, ADR	172,239
8,150	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	443,767

		2,727,490

	Professional Services — 0.9%
8,154	Adecco SA, Unsponsored ADR	262,233

	Real Estate Investment Trusts — 1.0%
10,666	Unibail-Rodamco SE, Unsponsored ADR	286,915

	Real Estate Management & Development — 2.7%
29,178	Daiwa House Industry Co., Ltd., Unsponsored ADR	771,758

	Specialty Retail — 1.0%
17,133	Industria de Diseno Textil SA, Unsponsored ADR	274,985

	Technology Hardware, Storage & Peripherals — 1.7%
17,520	Canon, Inc., Sponsored ADR	489,334

	Tobacco — 3.9%
4,015	British American Tobacco PLC, Sponsored ADR	490,432
31,845	Japan Tobacco, Inc., Unsponsored ADR	651,231

		1,141,663

	Wireless Telecommunication Services — 1.6%
12,776	KDDI Corp., Unsponsored ADR	183,208
11,590	NTT DOCOMO, Inc., Sponsored ADR	282,100

		465,308

	TOTAL COMMON STOCKS (Cost $24,171,164)	24,909,002

EXCHANGE-TRADED FUND* — 1.5%
7,500	iShares MSCI EAFE ETF	438,225

	TOTAL EXCHANGE-TRADED FUNDS (Cost $397,724)	438,225

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 8.6%
$2,508,002	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $2,508,005, due 5/2/16, (collateralized by a U.S. Treasury Note with a par value of $2,540,000, coupon rate of 1.000%, due 5/15/18, market value of $2,561,308	$2,508,002

	TOTAL REPURCHASE AGREEMENT (Cost $2,508,002)	2,508,002

TOTAL INVESTMENTS (Cost $27,076,890)[2]	95.9%	$27,855,229
OTHER ASSETS IN EXCESS OF LIABILITIES	4.1	1,179,731

NET ASSETS[3]	100.0%	$29,034,960

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $27,121,260.
[3]	Cash in the amount of $1,085,673 is held as collateral to secure the open written call and put options contracts.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires May 2016 exercise price $60 Goldman Sachs	3,200	$(76,800)
iShares MSCI EAFE Index Fund
expires May 2016 exercise price $59 Goldman Sachs	613	(36,780)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(175,690))		$(113,580)

PUTS:
iShares MSCI EAFE Index Fund
expires May 2016 exercise price $58 Goldman Sachs	900	(61,650)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(85,048))		$(61,650)

TOTAL WRITTEN OPTIONS (Premiums Received $(260,738))		$(175,230)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2016, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Common Stocks	85.8%	$24,909,002
Exchange-Traded Funds	1.5	438,225

TOTAL	87.3%	$25,347,227
REPURCHASE AGREEMENTS	8.6	2,508,002

TOTAL INVESTMENTS	95.9%	$27,855,229

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.5%

	Japan — 23.6%
65,263	Ajinomoto Co., Inc., Unsponsored ADR	$1,475,596
147,466	Astellas Pharma, Inc., Unsponsored ADR	1,995,215
210,164	Bridgestone Corp., Unsponsored ADR	3,843,900
121,771	Canon, Inc., Sponsored ADR	3,401,064
415,724	Daiichi Sankyo Co., Ltd., Sponsored ADR	9,881,760
270,594	Daiwa House Industry Co., Ltd., Unsponsored ADR	7,157,211
85,423	Fuji Heavy Industries, Ltd., Unsponsored ADR	5,607,166
206,434	FUJIFILM Holdings Corp., Unsponsored ADR	8,434,893
169,633	Isuzu Motors, Ltd., Unsponsored ADR	1,794,717
574,730	KDDI Corp., Unsponsored ADR	8,241,628
51,018	Kubota Corp., Sponsored ADR	3,764,108
63,396	Marui Group Co., Ltd., Unsponsored ADR	1,878,424
921,719	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	4,239,907
287,539	MS&AD Insurance Group Holdings, Inc., Unsponsored ADR	3,738,007
117,959	Nippon Telegraph & Telephone Corp., ADR	5,257,433
146,636	NTT DOCOMO, Inc., Sponsored ADR	3,569,120
474,674	Sekisui House, Ltd., Sponsored ADR	8,164,393
671,411	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	4,088,893
1,096,739	Sumitomo Mitsui Trust Holdings, Inc., Sponsored ADR	3,345,054
33,605	TDK Corp., Sponsored ADR	1,938,336
230,052	Tokyo Electron, Ltd., Unsponsored ADR	3,798,159
246,695	Yahoo Japan Corp., Unsponsored ADR[1]	2,153,647

		97,768,631

	United Kingdom — 21.0%
701,505	Aberdeen Asset Management PLC, ADR	6,096,078
891,491	Amec Foster Wheeler PLC, Sponsored ADR	6,552,459
196,798	Aviva PLC, Sponsored ADR	2,509,174
17,135	British American Tobacco PLC, Sponsored ADR	2,093,040
121,784	BT Group PLC, Sponsored ADR	3,994,515
146,905	GlaxoSmithKline PLC, Sponsored ADR	6,303,694
69,935	Imperial Brands PLC, Sponsored ADR	7,594,941
358,905	Legal & General Group PLC, Sponsored ADR	5,909,371
394,966	Marks & Spencer Group PLC, ADR	4,980,521
111,722	Persimmon PLC, Unsponsored ADR	6,628,466
601,682	Petrofac, Ltd., Unsponsored ADR	3,697,336
129,161	Prudential PLC, ADR	5,100,568
131,966	RELX PLC, Sponsored ADR	2,372,749
132,718	Rexam PLC, Sponsored ADR	6,038,669

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

74,843	Sky PLC, Sponsored ADR	$4,108,881
379,075	Smiths Group PLC, Sponsored ADR	6,216,830
56,754	WPP PLC, Sponsored ADR	6,648,731

		86,846,023

	Germany — 10.7%
16,885	Bayer AG, Sponsored ADR	1,909,356
375,338	Deutsche Lufthansa AG, Sponsored ADR	5,823,895
255,962	Deutsche Telekom AG, Sponsored ADR	4,489,573
279,598	E.ON SE, Sponsored ADR	2,910,615
74,450	Fresenius Medical Care AG & Co. KGaA, ADR	3,248,253
130,270	Gea Group AG, Sponsored ADR	6,045,831
321,933	HeidelbergCement AG, Unsponsored ADR	5,711,091
305,045	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	5,689,089
28,043	SAP SE, Sponsored ADR	2,204,741
58,452	Siemens AG, Sponsored ADR	6,124,601

		44,157,045

	France — 8.6%
137,156	Atos SE, Unsponsored ADR	2,434,519
120,488	AXA SA, Sponsored ADR	3,050,756
134,915	Capgemini SA, Unsponsored ADR	6,299,181
936,175	Credit Agricole SA, Unsponsored ADR	5,120,877
418,426	Renault SA, Unsponsored ADR	8,117,465
623,067	Societe Generale SA, Sponsored ADR	4,934,691
261,533	Technip SA, ADR	3,669,308
85,806	Veolia Environnement SA, ADR	2,056,770

		35,683,567

	Switzerland — 8.5%
167,544	Actelion, Ltd., Unsponsored ADR[1]	6,744,484
67,731	Adecco SA, Unsponsored ADR	2,178,229
431,884	Lonza Group AG, Unsponsored ADR[1]	7,169,274
67,965	Roche Holding AG, Sponsored ADR	2,145,655
125,649	Sonova Holding AG, Unsponsored ADR	3,353,572
298,687	Swiss Re AG, Sponsored ADR	6,669,681
85,510	Syngenta AG, ADR	6,889,540

		35,150,435

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 5.6%
435,593	AGL Energy, Ltd., Unsponsored ADR	$6,050,387
145,066	Amcor, Ltd., Sponsored ADR	6,765,878
610,579	Coca-Cola Amatil, Ltd., Sponsored ADR	3,926,023
293,621	Woodside Petroleum, Ltd., Sponsored ADR	6,317,256

		23,059,544

	Denmark — 3.9%
434,775	Danske Bank AS, Sponsored ADR	6,108,589
60,021	Novo Nordisk AS, Sponsored ADR	3,348,571
273,852	Vestas Wind Systems AS, Unsponsored ADR	6,503,985

		15,961,145

	Singapore — 3.5%
69,862	Singapore Exchange, Ltd., Unsponsored ADR	5,868,408
306,587	Wilmar International, Ltd., Unsponsored ADR	8,455,670

		14,324,078

	Netherlands — 3.1%
255,727	Airbus Group SE, Unsponsored ADR	3,930,524
288,160	Koninklijke Ahold N.V., Sponsored ADR	6,290,533
70,638	Wolters Kluwer N.V., Sponsored ADR	2,687,776

		12,908,833

	Sweden — 2.2%
290,769	Svenska Cellulosa AB SCA, Sponsored ADR	9,199,931

	Belgium — 1.7%
275,056	Delhaize Group, Sponsored ADR	7,200,966

	Finland — 1.6%
336,022	UPM-Kymmene OYJ, Sponsored ADR	6,465,063

	Norway — 1.5%
48,611	DNB ASA, Sponsored ADR	6,232,902

	Israel — 1.0%
78,728	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,286,740

	Hong Kong — 0.8%
510	BOC Hong Kong Holdings, Ltd., Sponsored ADR	30,758
207,781	WH Group, Ltd., ADR[1]	3,301,640

		3,332,398

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Ireland — 0.7%
33,203	Ryanair Holdings PLC, Sponsored ADR	$2,687,783

	New Zealand — 0.5%
176,087	Spark New Zealand, Ltd., Sponsored ADR	2,268,001

	TOTAL COMMON STOCKS (Cost $393,563,033)	407,533,085

Face
Amount

REPURCHASE AGREEMENT* — 3.8%
$15,721,986	With State Street Bank and Trust Co., dated 4/29/16, 0.01%, principal and interest in the amount of $15,721,999, due 5/2/16, (collateralized by U.S. Treasury Notes with a par value of $15,415,000, coupon rate of 2.125%, due 8/15/21-9/30/21, total market value of $16,039,746)	15,721,986

	TOTAL REPURCHASE AGREEMENT (Cost $15,721,986)	15,721,986

TOTAL INVESTMENTS (Cost $409,285,019)[2]	102.3%	$423,255,071
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)	(9,660,276)

NET ASSETS	100.0%	$413,594,795

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $410,091,419.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	8.2%	$34,101,671
Insurance	7.9	32,666,646
Pharmaceuticals	7.2	29,870,991
Diversified Telecommunication Services	3.9	16,009,522
Media	3.8	15,818,137
Automobiles	3.7	15,519,348
Household Durables	3.6	14,792,859
Energy Equipment & Services	3.4	13,919,103
Food & Staples Retailing	3.3	13,491,499
Food Products	3.2	13,232,906
Containers & Packaging	3.1	12,804,547
Industrial Conglomerates	3.0	12,341,431
Technology Hardware, Storage & Peripherals	2.9	11,835,957
Wireless Telecommunication Services	2.9	11,810,748
Multi-Utilities	2.7	11,017,772
Machinery	2.4	9,809,939
Tobacco	2.3	9,687,981
Household Products	2.2	9,199,931
IT Services	2.1	8,733,700
Airlines	2.1	8,511,678
Life Sciences Tools & Services	1.7	7,169,274
Real Estate Management & Development	1.7	7,157,211
Chemicals	1.7	6,889,540
Multi-line Retail	1.7	6,858,945
Biotechnology	1.6	6,744,484
Electrical Equipment	1.6	6,503,985
Paper & Forest Products	1.6	6,465,063
Oil, Gas & Consumable Fuels	1.5	6,317,256
Capital Markets	1.5	6,096,078
Diversified Financial Services	1.4	5,868,408
Construction Materials	1.4	5,711,091
Aerospace & Defense	0.9	3,930,524
Beverages	0.9	3,926,023
Auto Components	0.9	3,843,900
Semiconductors & Semiconductor Equipment	0.9	3,798,159
Health Care Equipment & Supplies	0.8	3,353,572
Health Care Providers & Services	0.8	3,248,253
Software	0.5	2,204,741

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

On April 30, 2016, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Professional Services	0.5%	$2,178,229
Internet Software & Services	0.5	2,153,647
Electronic Equipment, Instruments & Components	0.5	1,938,336

TOTAL COMMON STOCKS	98.5%	$407,533,085
REPURCHASE AGREEMENTS	3.8	15,721,986

TOTAL INVESTMENTS	102.3%	$423,255,071

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

As of April 30, 2016, The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio and the International Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of April 30, 2016, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. Institutional Class shares of the Large Cap Core Portfolio and the Large Cap Growth Portfolio were issued on December 30, 2015 and November 5, 2015, respectively.

The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

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Notes to Financial Statements — (Continued)

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For foreign equity securities, other than those traded on a U.S. stock exchange and American Depositary Receipts, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500® Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met.

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Notes to Financial Statements — (Continued)

FASB ASC Topic 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, International Secured Options Portfolio and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2016. The High Yield Municipal Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2016. The Government Cash Portfolio and Tax-Exempt Cash Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at April 30, 2016.

The Portfolios did not recognize any level transfers as of the six months ended April 30, 2016. Transfers into and out of a level are typically recognized at the end of the reporting period.

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Notes to Financial Statements — (Continued)

The following is a summary of the inputs used as of April 30, 2016 in valuing the assets and liabilities of the Core Fixed Income Portfolio and the Secured Options Portfolio:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$25,194,589	$—	$25,194,589
Federal Home Loan Mortgage Corporation	—	26,348,890	—	26,348,890
Federal National Mortgage Association	—	15,734,255	—	15,734,255

Total Agency Notes	—	67,277,734	—	67,277,734

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	39,179,289	—	39,179,289
Federal National Mortgage Association	—	69,916,465	—	69,916,465
Government National Mortgage Association	—	3,495,330	—	3,495,330

Total Mortgage-Backed Securities	—	112,591,084	—	112,591,084

Corporate Notes
Communications	—	15,008,236	—	15,008,236
Consumer, Cyclical	—	37,418,329	—	37,418,329
Consumer, Non-Cyclical	—	36,071,848	—	36,071,848
Financial	—	15,998,967	—	15,998,967
Industrial	—	11,341,710	—	11,341,710
Pharmaceuticals	—	8,625,694	—	8,625,694
Technology	—	8,579,152	—	8,579,152

Total Corporate Notes	—	133,043,936	—	133,043,936

U.S. Treasury Notes/Bonds	—	113,099,310	—	113,099,310
Municipal Bonds	—	6,172,477	—	6,172,477
Repurchase Agreements	—	27,149,841	—	27,149,841
Investment of Security Lending Collateral	11,013,755	—	—	11,013,755

Total Investments	11,013,755	459,334,382	—	470,348,137

Total	$11,013,755	$459,334,382	$—	$470,348,137

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Notes to Financial Statements — (Continued)

Secured Options Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Exchange-Traded Funds	$10,235,830	$—	$—	$10,235,830
U.S. Treasury Bills	—	99,940,100	—	99,940,100
Purchased Options
CALLS	160,961,000	—	—	160,961,000
PUTS	128,965,500	—	—	128,965,500

Total Purchased Options	289,926,500	—	—	289,926,500

Repurchase Agreements	—	48,219,418	—	48,219,418

Total Investments	300,162,330	148,159,518	—	448,321,848

Total	$300,162,330	$148,159,518	$—	$448,321,848

LIABILITIES VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Written Options
Calls	$(20,250)	$—	$—	$(20,250)
Puts	(5,932,890)	—	—	(5,932,890)

Total Written Options	(5,953,140)	—	—	(5,953,140)

Total	$(5,953,140)	$—	$—	$(5,953,140)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a

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Notes to Financial Statements — (Continued)

potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2016 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in

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Notes to Financial Statements — (Continued)

Leadership U.S. Equity Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and International Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the six months ended April 30, 2016. During the six months ended April 30, 2016, the Secured Options Portfolio and the International Secured Options Portfolio wrote put and call options and the Secured Options Portfolio purchased put and call options in an attempt to achieve their respective investment objective and strategies.

Written options are recorded in each Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized

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Notes to Financial Statements — (Continued)

gains and losses on investment transactions in each Portfolio’s Statement of Operations.

Information regarding transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2016 are included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of April 30, 2016, 100.00% of the cash collateral received by the Total Market Portfolio was used to finance short sales. The cash collateral received for the Long/Short Portfolio was not used to finance short sales. As of April 30, 2016, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio and Long/Short Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio,

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Notes to Financial Statements — (Continued)

but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of April 30, 2016.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2016, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $158,609,022 and $26,800,311 respectively to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Total Market Portfolio also pledged securities in the amount of $6,701,738 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more

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Notes to Financial Statements — (Continued)

narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Fixed Income and Municipal Securities : The Core Fixed Income and High Yield Municipal Bond Portfolios invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further.

The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Bond Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

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Notes to Financial Statements — (Continued)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio and High Yield Munipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio and International Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes

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Notes to Financial Statements — (Continued)

recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2015 remain subject to examination by the Internal Revenue Service.

On October, 31, 2015, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:

	Expiring October 31,
					Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	(Short Term)	(Long Term)
Government Cash Portfolio	$—	$—	$—	$—	$4,192	$—
Tax-Exempt Cash Portfolio	—	—	—	800	—	—
Large Cap Growth Portfolio	—	—	—	—	16,590,304	—
Long/Short Portfolio	—	404,939	5,227,189	—	9,653,183	—
Total Market Portfolio	—	—	—	—	737,422	—
International Secured Options Portfolio	—	—	—	—	5,552,385	198,795
International Portfolio	—	—	55,170,197	—	274,546	—

During the year ended October 31, 2015, as permitted under federal income tax regulations, the Long/Short Portfolio elected to defer $1,106,277 of late year ordinary losses.

During the year ended October 31, 2015, the following Portfolios utilized capital loss carryforwards:

Core Fixed Income Portfolio	$1,834,104
Mid Cap Equity Portfolio	$3,743

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. During the year ended October 31, 2015, $1,396,108 of the Long/Short Portfolio’s carryforward losses expired.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

As of October 31, 2015, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

					Loss
	Undistributed	Undistributed	Undistributed	Unrealized	Carryforwards,	Other	Total
	Tax-exempt	Ordinary	Long-Term	Appreciation/	Post October	Temporary	Distributable
Portfolio	Income	Income	Gain	(Depreciation)	Loss Deferrals	Differences	Earnings
Government Cash Portfolio	$—	$21,756	$—	$—	$(4,192)	$(21,716)	$(4,152)
Tax-Exempt Cash Portfolio	—	—	—	—	(800)	(32)	(832)
Core Fixed Income Portfolio	—	742,264	2,402,366	7,876,018	—	1	11,020,649
Strategic Equity Portfolio	—	198,345	13,128,248	53,871,123	—	(2)	67,197,714
Small Cap Equity Portfolio	—	537,455	22,107,802	197,853,614	—	1	220,498,872
Mid Cap Equity Portfolio	—	93,351	166,551	142	—	—	260,044
Large Cap Value Portfolio	—	93,014	8,666,037	7,676,212	—	(2)	16,435,261
U.S. Emerging Growth Portfolio	—	16,178	312,166	6,636,633	—	2	6,964,979
Large Cap Core Portfolio	—	874,757	17,722,489	140,496,710	—	2	159,093,958
Large Cap Growth Portfolio	—	701,315	—	201,004,111	(16,590,304)	3	185,115,125
Long/Short Portfolio	—	—	—	21,297,478	(16,391,588)	(28,672)	4,877,218
Total Market Portfolio	—	59,970	—	14,584,582	(737,422)	(162,242)	13,744,888
Secured Options Portfolio	—	7,341,057	15,256,363	4,139,441	—	(26,399)	26,710,462
International Secured Options Portfolio	—	132,185	—	821,908	(5,751,180)	—	(4,797,087)
International Portfolio	—	252,735	—	3,081,439	(55,444,743)	(1)	(52,110,570)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation), late year ordinary loss deferral, and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2015, the Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

The tax character of distributions paid during the year ended October 31, 2015, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Government Cash Portfolio	$—	$22,217	$—	$—
Tax-Exempt Cash Portfolio	363	—	—	—
Core Fixed Income Portfolio	—	9,615,897	—	—
Strategic Equity Portfolio	—	2,457,254	20,744,154	—
Small Cap Equity Portfolio	—	1,508,054	66,333,016	—
Mid Cap Equity Portfolio	—	61,611	—	—
Large Cap Value Portfolio	—	5,801,544	8,157,981	—
U.S. Emerging Growth Portfolio	—	79,896	3,631,479	—
Large Cap Core Portfolio	—	11,254,628	23,130,256	—
Large Cap Growth Portfolio	—	8,103,928	19,346,866	—
Total Market Portfolio	—	496,452	3,725,638	—
Secured Options Portfolio	—	5,883,448	12,955,179	—
International Secured Options Portfolio	—	3,033,529	—	—
International Portfolio	—	907,264	—	—

For the year ended October 31, 2015, permanent differences between financial and tax reporting related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, capital loss carryover expired, net operating losses, nontaxable dividends received from investments, capital gains tax and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Core Fixed Income Portfolio	$589,249	$(589,249)	$—
Strategic Equity Portfolio	(3,530)	3,530	—
Small Cap Equity Portfolio	279,121	(279,121)	—
Mid Cap Equity Portfolio	433	—	(433)
Large Cap Value Portfolio	(27,098)	27,098	—
U.S. Emerging Growth Portfolio	(229)	229	—
Large Cap Core Portfolio	(72,920)	72,920	—
Large Cap Growth Portfolio	(26,110)	26,110	—
Long/Short Portfolio	486,682	1,388,258	(1,874,940)
Total Market Portfolio	34,073	(34,073)	—
Secured Options Portfolio	2,823,886	(2,823,886)	—
International Secured Options Portfolio	66,707	(66,521)	(186)
International Portfolio	(48,004)	48,004	—

As of April 30, 2016, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$13,802,404	$72,871	$13,729,533
Strategic Equity Portfolio	52,703,927	352,952	52,350,975
Small Cap Equity Portfolio	296,665,298	104,413,632	192,251,666
Mid Cap Equity Portfolio	1,724,242	800,917	923,325
Large Cap Value Portfolio	4,330,301	2,156,164	2,174,137
U.S. Emerging Growth Portfolio	6,901,569	1,240,128	5,661,441
Large Cap Core Portfolio	200,582,552	33,701,255	166,881,297
Large Cap Growth Portfolio	208,869,105	43,484,806	165,384,299
Long/Short Portfolio	32,560,228	12,570,284	19,989,944
Total Market Portfolio	14,691,343	3,312,288	11,379,055
High Yield Municipal Portfolio	1,689,456	111,753	1,577,703
Responsible ESG U.S. Equity Portfolio	87,824	51,240	36,584
Women in Leadership U.S. Equity Portfolio	45,410	59,506	(14,096)
Secured Options Portfolio	22,195,555	19,283,701	2,911,854
International Secured Options Portfolio	2,122,147	1,388,178	733,969
International Portfolio	22,997,511	9,833,859	13,163,652

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2016, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2015	1,757	$6,436,796
Options written	16,747	56,019,186
Options terminated in closing purchase transactions	(5,548)	(37,799,866)
Options expired	(5,664)	(18,184,372)

Options outstanding at April 30, 2016	7,292	$6,471,744

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2015	12,472	$1,085,370
Options written	32,726	2,368,999
Options terminated in closing purchase transactions	(15,912)	(1,555,404)
Options exercised	(2,123)	(213,831)
Options expired	(22,450)	(1,424,396)

Options outstanding at April 30, 2016	4,713	$260,738

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2016 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased[1]	$289,926,500	$289,926,500

Total Value	$289,926,500	$289,926,500

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(5,953,140)	$(5,953,140)

Total Value	$(5,953,140)	$(5,953,140)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[3]	$(851,575)	$(851,575)

Total Realized Gain (Loss)	$(851,575)	$(851,575)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Purchased[4]	$(903,398)	$(903,398)
Options Written[5]	(3,201,892)	(3,201,892)

Total Change in Appreciation (Depreciation)	$(4,105,290)	$(4,105,290)

Number of Contracts, Notional Amounts or Shares/Units6

	Equity
	Contracts
	Risk	Total
Purchased Options (Notional)	86,667	86,667
Options Written (Notional)	178,300	178,300

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(175,230)	$(175,230)

Total Value	$(175,230)	$(175,230)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[3]	$346,339	$346,339

Total Realized Gain (Loss)	$346,339	$346,339

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[5]	$(313,672)	$(313,672)

Total Change in Appreciation (Depreciation)	$(313,672)	$(313,672)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Number of Contracts, Notional Amounts or Shares/Units6

	Equity
	Contracts
	Risk	Total
Options Written (Notional)	(293,842)	(293,842)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided in Note 1 under the heading ‘Options Transaction‘.
[1]	Statement of Assets and Liabilities location: Investments, at value
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[4]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[6]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended April 30, 2016.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Capital Guardian Trust Company (“CGTC”) serves as sub-advisor to the High Yield Municipal Portfolio. CGTC is a wholly owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, wholly owned subsidiary of The Capital Group Companies, Inc. The Advisor has agreed to pay CGTC a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:

	Management Fee
	on Net Assets*
Core Fixed Income Portfolio	0.35%
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Mid Cap Equity Portfolio	0.55	%**
Large Cap Value Portfolio	0.55%
U.S. Emerging Growth Portfolio	0.55%
Large Cap Core Portfolio	0.55%
Large Cap Growth Portfolio	0.55%
Long/Short Portfolio	1.20	%***
Total Market Portfolio	1.20	%***
Secured Options Portfolio	0.55%
International Secured Options Portfolio	0.55	%****
International Portfolio	0.75	%*****
High Yield Municipal Portfolio	0.65	%******
Responsible ESG U.S. Equity Portfolio	0.55	%******
Women in Leadership U.S. Equity Portfolio	0.55	%******

* The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in these Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees.

** The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Mid Cap Equity Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s Advisor Class average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2017 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Mid Cap Equity Portfolio will be notified if these waivers/reimbursements are discontinued after that date.

*** Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for each Portfolio is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding Acquired Fund

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

fees and expenses, short-sale dividend expense, prime broker interest expense, brokerage commissions, taxes, interest and extraordinary items). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2017, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

**** The Advisor contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceeded 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) through February 28, 2015, which are included under the caption “Ratio of operating expenses after waiver/reimbursement to average net assets” in the Financial Highlights. These waivers/reimbursements were discontinued because the International Secured Options Portfolio’s expenses had been consistently below the expense cap for over one year.

***** Since February 26, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the International Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2017, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the International Portfolio will be notified if these waivers/reimbursements are discontinued after that date.

****** The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the High Yield Municipal, Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2017, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers and/or reimbursements are discontinued after that date.

Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

shareholder support services to the beneficial owner of the Portfolios and share classes listed below:

	Shareholder Servicing Fee
	on Net Assets
Government Cash Portfolio	0.10	%*******
Tax Exempt Portfolio	0.10	%*******
Core Fixed Income Portfolio	0.10%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Mid Cap Equity Portfolio (Advisor Class)	0.25%
Large Cap Value Portfolio	0.20%
U.S. Emerging Growth Portfolio	0.25%
Large Cap Core Portfolio (Advisor Class)	0.20%
Large Cap Growth Portfolio (Advisor Class)	0.20%
Long/Short Portfolio	0.20%
Total Market Portfolio	0.20%
Secured Options Portfolio	0.20%
International Secured Options Portfolio	0.20%
International Portfolio	0.25%
High Yield Municipal Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%

******* Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the six months ended April 30, 2016, Glenmede Trust waived $503 in shareholder servicing fees it earned from the Government Cash Portfolio and $324,853 in shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $155,589 of expenses to the Tax- Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Fund Officer Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for for the distribution services it provides to the Fund.

Effective January 1, 2016, the Fund pays each Board member an annual fee of $49,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $7,500 for his services as Chairman of the Audit Committee. These fees can be found under the caption “Directors’ fees and expenses” in the Statement of Operations.

Expenses for the six months ended April 30, 2016 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2016, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$11,499,742	$17,964,405
Strategic Equity Portfolio	13,385,133	24,667,506
Small Cap Equity Portfolio	727,023,592	539,853,381
Mid Cap Equity Portfolio	12,333,064	18,359,725
Large Cap Value Portfolio	48,706,023	58,962,490
U.S. Emerging Growth Portfolio	31,119,481	25,368,725
Large Cap Core Portfolio	1,284,517,182	770,450,978
Large Cap Growth Portfolio	1,332,145,306	1,024,552,687
Long/Short Portfolio	183,109,909	176,655,591
Total Market Portfolio	56,801,211	73,468,458
High Yield Municipal Portfolio	116,308,690	19,694,248
Responsible ESG U.S. Equity Portfolio	3,538,795	370,969
Women in Leadership U.S. Equity Portfolio	3,278,881	464,476
Secured Options Portfolio	—	699,945
International Secured Options Portfolio	12,629,774	63,970,924
International Portfolio	375,768,842	199,792,081

For the six months ended April 30, 2016, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$67,538,952	$37,866,652

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended	Year Ended
	04/30/16	10/31/15
Government Cash Portfolio:
Sold	$2,708,760,169	$4,217,646,300
Issued as reinvestment of dividends	4,399	170
Redeemed	(2,555,058,185)	(4,214,850,664)

Net increase	$153,706,383	$2,795,806

Tax-Exempt Cash Portfolio:
Sold	$2,049,524,955	$3,140,790,151
Redeemed	(1,995,995,674)	(3,087,250,272)

Net increase	$53,529,281	$53,539,879

	Period Ended		Year Ended
	04/30/16		10/31/15
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	6,209,718	$69,401,364	7,071,305	$79,500,994
Issued as reinvestment of dividends	280,141	3,113,580	155,070	1,739,507
Redeemed	(5,411,603)	(60,512,918)	(6,606,061)	(74,275,513)

Net increase	1,078,256	$12,002,026	620,314	$6,964,988

Strategic Equity Portfolio:
Sold	689,857	$13,717,596	715,270	$15,510,270
Issued as reinvestment of dividends	663,143	13,097,287	922,407	19,712,167
Redeemed	(1,224,126)	(24,538,094)	(1,356,250)	(29,859,885)

Net increase	128,874	$2,276,789	281,427	$5,362,552

Small Cap Equity Portfolio (Advisor Class):
Sold	7,961,074	$195,191,419	16,934,995	$445,691,380
Issued as reinvestment of dividends	499,209	12,395,488	1,623,876	40,873,083
Redeemed	(6,012,696)	(143,480,833)	(8,108,583)	(214,060,493)

Net increase	2,447,587	$64,106,074	10,450,288	$272,503,970

Small Cap Equity Portfolio (Institutional Class):
Sold	10,355,523	$259,567,802	22,321,416	$612,845,648
Issued as reinvestment of dividends	195,640	5,055,341	424,455	11,095,249
Redeemed	(5,832,400)	(147,351,702)	—	(181,917,323)

Net increase	4,718,763	$117,271,441	22,745,871	$442,023,574

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Period Ended		Year Ended
	04/30/16		10/31/15
	Shares	Amount	Shares	Amount
Mid Cap Equity Portfolio (Advisor Class):
Sold	360,125	$3,668,401	2,057,261	$22,215,745
Issued as reinvestment of dividends	23,052	229,596	3	27
Redeemed	(1,013,327)	(9,980,107)	(125,645)	(1,302,817)

Net increase (decrease)	(630,150)	$(6,082,110)	1,931,619	$20,912,955

Large Cap Value Portfolio:
Sold	597,431	$5,649,868	970,507	$11,088,192
Issued as reinvestment of dividends	925,217	8,734,366	1,169,815	13,218,731
Redeemed	(1,588,608)	(15,822,971)	(2,371,228)	(27,493,985)

Net decrease	(65,960)	$(1,438,737)	(230,906)	$(3,187,062)

U.S. Emerging Growth Portfolio:
Sold	857,334	$7,709,347	1,089,129	$10,648,660
Issued as reinvestment of dividends	34,178	314,777	391,280	3,623,268
Redeemed	(247,933)	(2,251,069)	(464,384)	(4,465,470)

Net increase	643,579	$5,773,055	1,016,025	$9,806,458

Large Cap Core Portfolio (Advisor Class):
Sold	20,805,904	$443,586,592	47,340,735	$1,054,074,196
Issued as reinvestment of dividends	1,096,063	23,426,665	1,332,492	28,608,652
Redeemed	(9,328,748)	(198,460,399)	(8,378,104)	(183,789,465)

Net increase	12,573,219	$268,552,858	40,295,123	$898,893,383

Large Cap Core Portfolio (Institutional Class)*:
Sold	13,433,353	$268,788,775
Issued as reinvestment of dividends	1,053	23,031
Redeemed	(454,111)	(9,519,458)

Net increase	12,980,295	$259,292,348

Large Cap Growth Portfolio (Advisor Class):
Sold	28,044,996	$671,182,213	69,439,390	$1,667,228,005
Issued as reinvestment of dividends	238,674	5,807,820	1,106,564	25,835,875
Redeemed	(15,502,581)	(363,391,264)	(18,584,936)	(447,131,711)

Net increase	12,781,089	$313,598,769	51,961,018	$1,245,932,169

Large Cap Growth Portfolio (Institutional Class)**:
Sold	509,302	$12,168,015
Issued as reinvestment of dividends	1,017	24,723
Redeemed	(211,492)	(5,172,811)

Net increase	298,827	$7,019,927

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Period Ended		Year Ended
	04/30/16		10/31/15
	Shares	Amount	Shares	Amount
Long/Short Portfolio:
Sold	4,778,082	$54,008,962	8,060,025	$90,325,715
Redeemed	(889,629)	(10,095,596)	(1,154,228)	(12,902,995)

Net increase	3,888,453	$43,913,366	6,905,797	$77,422,720

Total Market Portfolio:
Sold	553,886	$7,683,611	4,519,877	$67,480,388
Issued as reinvestment of dividends	7,104	101,118	272,613	3,922,096
Redeemed	(1,773,758)	(24,534,116)	(2,824,626)	(40,700,518)

Net increase (decrease)	(1,212,768)	$(16,749,387)	1,967,864	$30,701,966

High Yield Municipal Portfolio***:
Sold	9,576,895	$96,823,387
Redeemed	(7,283)	(73,500)

Net increase	9,569,612	$96,749,887

Responsible ESG U.S. Equity Portfolio***:
Sold	314,431	$3,212,546

Net increase	314,431	$3,212,546

Women in Leadership U.S. Equity Portfolio***:
Sold	278,632	$2,853,010

Net increase	278,632	$2,853,010

Secured Options Portfolio:
Sold	10,103,995	$118,033,139	5,750,551	$69,965,372
Issued as reinvestment of dividends	1,920,943	22,513,534	1,595,613	18,764,404
Redeemed	(4,925,068)	(57,917,240)	(5,227,890)	(63,345,785)

Net increase	7,099,870	$82,629,433	2,118,274	$25,383,991

International Secured Options Portfolio:
Sold	206,010	$1,917,873	440,796	$4,484,099
Issued as reinvestment of dividends	5,700	54,892	199,420	2,037,151
Redeemed	(6,029,694)	(58,743,731)	(1,262,677)	(13,087,432)

Net decrease	(5,817,984)	$(56,770,966)	(622,461)	$(6,566,182)

International Portfolio:
Sold	15,461,325	$200,296,554	16,030,183	$216,018,227
Issued as reinvestment of dividends	674	8,662	2,949	40,606
Redeemed	(2,131,968)	(27,238,584)	(649,878)	(8,713,577)

Net increase	13,330,031	$173,066,632	15,383,254	$207,345,256

* The Large Cap Core Portfolio Institutional Shares commenced operations on December 30, 2015.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

** The Large Cap Growth Portfolio Institutional shares commenced operations on November 5, 2015.

*** Portfolio commenced operations on December 22, 2015.

As of April 30, 2016, with the exception of the Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of April 30, 2016. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	1	20
Core Fixed Income Portfolio	1	7
Small Cap Equity Portfolio (Advisor Class)	3	64
Small Cap Equity Portfolio (Institutional Class)	2	78
Mid Cap Equity Portfolio	1	7
Large Cap Value Portfolio	2	16
Large Cap Core Portfolio (Advisor Class)	2	60
Large Cap Core Portfolio (Institutional Class)	1	82
Large Cap Growth (Advisor)	2	76
Large Cap Growth (Institutional)	1	70
Total Market Portfolio	3	42
Secured Options Portfolio	5	49
International Secured Options Portfolio	3	23

6.	Lending of Portfolio Securities

As of April 30, 2016, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Core Fixed Income Portfolio	$10,830,315	$11,013,755	2.28
Strategic Equity Portfolio	6,747,865	6,911,335	3.85
Small Cap Equity Portfolio	180,450,796	188,749,109	6.70
Mid Cap Equity Portfolio	3,515,307	3,606,491	13.43
U.S. Emerging Growth Portfolio	4,465,728	4,715,213	8.23
Large Cap Core Portfolio	17,144,778	17,470,685	0.79
Large Cap Growth Portfolio	89,261,457	87,079,531	3.82

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Long/Short Portfolio	$18,521,134		$19,110,450		4.48
Total Market Portfolio	7,289,618	*	7,520,054	**	7.48

* The market value of loaned securities for the financing of short sales was $7,289,618.

** The market value of collateral used for the financing of short sales was $7,520,054.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”),Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.

For the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Long/Short Portfolio and the Total Market Portfolio, all of the securities on loan collateralized by cash are classified as Common Stocks in each Portfolio’s Schedule of Investments at April 30, 2016, with a contractual maturity of overnight and continuous.

For the Core Fixed Income Portfolio, all of the securities on loan collateralized by cash are classified as Corporate Notes in the Portfolio’s Schedule of Investments at April 30, 2016, with a contractual maturity of overnight and continuous.

7.	Recently Issued Accounting Pronouncements

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“2015-17”). This is an update to Fair Value Measurement Topic 820. Under the amendments in this ASU, investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. ASU 2015-17 is effective for financial statements issued for fiscal years beginning after December15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes may have, if any, on the Fund’s financial statements.

8.	Subsequent Events

Management has evaluated events and transactions subsequent to April 30, 2016 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements. The Government Cash Portfolio and the Tax Exempt Cash Portfolio were liquidated on June 1, 2016.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

Muni
Intermediate
Portfolio
Assets:
Investments[1]:
Investments at value	$332,768,981
Cash	8,616,190
Receivable for fund shares sold	188,065
Interest receivable	3,982,810
Prepaid expenses	6,148

Total assets	345,562,194

Liabilities:
Payable for when-issued securities	5,354,535
Payable for fund shares redeemed	15,283
Payable for Trustees’ fees	10,657
Payable to Affiliate	41,595
Accrued expenses	61,758

Total liabilities	5,483,828

Net Assets	$340,078,366

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$30,544
Paid-in capital in excess of par value	331,417,891
Undistributed net investment income	383,220
Accumulated net realized gain from investment transactions	108,689
Net unrealized appreciation on investments	8,138,022

Total Net Assets	$340,078,366

Shares Outstanding	30,544,419

Net Asset Value Per Share	$11.13

[1] Investment at cost	$324,630,959

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2016 — (Unaudited)

Muni
Intermediate
Portfolio
Investment income:
Interest	$2,894,665

Total investment income	2,894,665

Expenses:
Administration, transfer agent and custody fees	86,988
Professional fees	34,129
Shareholder report expenses	8,239
Shareholder servicing fees	239,202
Trustees’ fees and expenses	21,910
Registration and filing fees	5,486
Other expenses	7,610

Total expenses	403,564

Net investment income	2,491,101

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	1,171,190

Net change in unrealized gain of:
Investments	3,239,557

Net realized and unrealized gain	4,410,747

Net increase in net assets resulting from operations	$6,901,848

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2016 — (Unaudited)

Muni
Intermediate
Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,491,101
Net realized gain on:
Investment transactions	1,171,190
Net change in unrealized gain of:
Investments	3,239,557

Net increase in net assets resulting from operations	6,901,848
Distributions to shareholders from:
Net investment income	(2,431,076)
Net increase in net assets from capital share transactions (See note 5)	36,486,888

Net increase in net assets	40,957,660

NET ASSETS:
Beginning of period	299,120,706

End of period	$340,078,366

Undistributed net investment income included in net assets at end of period	$383,220

For the Year Ended October 31, 2015
Muni
Intermediate
Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,177,409
Net realized loss on:
Investment transactions	(1,062,501)
Net change in unrealized gain of:
Investments	1,059,111

Net increase in net assets resulting from operations	4,174,019
Distributions to shareholders from:
Net investment income	(4,137,028)
Net realized gain on investments	(1,447,295)
Net increase in net assets from capital share transactions (See note 5)	36,664,399

Net increase in net assets	35,254,095

NET ASSETS:
Beginning of year	263,866,611

End of year	$299,120,706

Undistributed net investment income included in net assets at end of year	$323,195

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2016[1]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$10.98	$11.04	$10.94	$11.20	$10.95	$10.96

Income from investment operations:
Net investment income	0.09	0.16	0.18	0.20	0.24	0.26
Net realized and unrealized gain (loss) on investments	0.15	—	0.15	(0.25)	0.26	(0.01)

Total from investment operations	0.24	0.16	0.33	(0.05)	0.50	0.25

Distributions to shareholders from:
Net investment income	(0.09)	(0.16)	(0.18)	(0.21)	(0.24)	(0.26)
Net realized capital gains	—	(0.06)	(0.05)	(0.00)[2]	(0.01)	(0.00)[2]

Total distributions	(0.09)	(0.22)	(0.23)	(0.21)	(0.25)	(0.26)

Net asset value, end of period	$11.13	$10.98	$11.04	$10.94	$11.20	$10.95

Total return	2.15%[3]	1.45%	3.09%	(0.46)%	4.60%	2.37%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$340,078	$299,121	$263,867	$212,731	$231,491	$147,865
Ratio of operating expenses to average net assets	0.25%[4]	0.23%	0.25%	0.25%	0.26%	0.27%
Ratio of net investment income to average net assets	1.56%[4]	1.44%	1.67%	1.85%	2.19%	2.42%
Portfolio turnover rate	17%	71%	46%	68%	10%	10%

[1]	Unaudited.
[2]	Amount rounds to less than $0.01 per share.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 97.9%

	Alaska — 0.9%
$2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A,
	4.000% due 12/1/21	$3,132,347

	Arizona — 1.5%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding,
	5.000% due 7/1/26	4,974,224

	California — 3.5%
	California State General Obligation Unlimited, Refunding:
4,365,000	5.000% due 8/1/24	5,520,546
5,000,000	5.000% due 11/1/25	6,249,900

		11,770,446

	Connecticut — 0.4%
1,170,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series J, (BHAC Insured NPFG), Prerefunded 7/1/18 @ 100,
	5.750% due 7/1/33	1,296,337

	Florida — 16.1%
10,550,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1,
	5.000% due 6/1/18	11,440,314
3,370,000	Collier County, FL, School Board, Certificate of Participation, Refunding, (AGMC Insured),
	5.250% due 2/15/19	3,756,977
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series E,
	5.000% due 6/1/26	6,370,000
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B,
	5.000% due 7/1/22	5,644,419
1,935,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A,
	5.000% due 1/15/20	2,151,933
5,980,000	Fort Myers, FL, Refunding Improvement, Revenue Bonds, (NPFG Insured), Prerefunded 12/1/16 @ 100,
	4.750% due 12/1/31	6,126,929

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)

$3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured), Prerefunded 11/1/17 @ 100,
	5.000% due 11/1/19	$4,179,772
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101,
	8.000% due 8/15/32	3,258,097
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
3,750,000	5.000% due 10/1/24	4,745,737
2,750,000	5.000% due 10/1/25	3,521,815
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A,
	5.000% due 8/1/27	3,634,680

		54,830,673

	Georgia — 2.3%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds,
	5.000% due 12/1/18	1,101,650
6,000,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A,
	5.000% due 6/1/19	6,727,800

		7,829,450

	Illinois — 1.8%
1,000,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/20	1,137,650
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding,
	5.000% due 2/1/25	4,992,600

		6,130,250

	Kansas — 1.7%
2,225,000	Kansas State Department of Transportation, Highway Revenue, Refunding, Series B-4,
	0.611% due 9/1/18[1]	2,214,231
3,200,000	Wichita, KS, General Obligation Unlimited, Refunding, Series A,
	5.000% due 12/1/17	3,418,688

		5,632,919

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Kentucky — 0.7%
$2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding,
	4.000% due 8/1/21	$2,227,560

	Louisiana — 1.7%
4,500,000	Louisiana State, General Obligation Unlimited, Refunding, Series B,
	5.000% due 8/1/26	5,655,375

	Maine — 1.1%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,399,178
1,985,000	5.000% due 9/1/22	2,414,276

		3,813,454

	Maryland — 4.8%
5,660,000	Maryland State, MD, General Obligation Unlimited, Refunding, Series B,
	4.500% due 8/1/17	5,937,227
	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement:
4,410,000	5.000% due 6/1/18	4,805,092
5,000,000	4.000% due 6/1/21	5,731,650

		16,473,969

	Massachusetts — 1.6%
1,000,000	Massachusetts State, General Obligation Limited, Refunding, Series A,
	0.873% due 11/1/18[1]	1,002,400
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,024,560
2,000,000	Massachusetts State, General Obligation Limited, Series A,
	5.000% due 3/1/23	2,484,020

		5,510,980

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Michigan — 4.7%
	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured):
$1,500,000	5.000% due 5/1/17	$1,559,775
4,000,000	5.000% due 5/1/26	4,597,800
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A,
	5.000% due 12/1/26[2]	1,855,815
8,000,000	Michigan Finance Authority, Revenue Bonds,
	0.833% due 12/1/39[1]	7,872,080

		15,885,470

	Minnesota — 2.5%
1,000,000	Chaska, MN, Independent School District No. 112, General Obligation Unlimited, Refunding, Series A,
	5.000% due 2/1/21	1,183,070
1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A,
	5.000% due 10/1/20	1,386,124
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A,
	5.000% due 7/1/28	5,802,048

		8,371,242

	Mississippi — 1.2%
	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A:
1,000,000	5.000% due 4/1/20	1,140,000
2,460,000	5.000% due 4/1/21	2,876,626

		4,016,626

	Missouri — 0.7%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A,
	5.000% due 1/1/27	2,495,320

	New Mexico — 1.8%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B,
	1.041% due 11/1/39[1]	6,250,923

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New York — 9.6%
$3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	$4,390,411
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,306,128
5,000,000	New York State, Dormitory Authority Sales Tax Revenue Bonds, Refunding, Series A,
	5.000% due 3/15/19	5,597,100
5,575,000	New York State, General Obligation Unlimited, Series A, (NPFG Insured),
	0.572% due 2/15/22	5,324,125
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,336,438
4,000,000	5.000% due 3/15/24	4,639,200
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B,
	5.250% due 11/15/27	3,449,130
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,604,587

		32,647,119

	North Carolina — 5.2%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds,
	5.000% due 4/1/23	1,478,103
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	4,068,495
3,550,000	5.000% due 11/1/23	4,345,555
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,260,160
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B,
	5.000% due 12/1/24	2,574,940
1,150,000	University of North Carolina, Chapel Hill, Revenue Bonds, Series B,
	1.041% due 12/1/41[1]	1,155,014
1,500,000	Wake County, NC, General Obligation Unlimited,
	5.000% due 3/1/23	1,672,740

		17,555,007

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Ohio — 2.0%
$2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	$2,430,903
1,175,000	Ohio State, Higher Educational Facility, Revenue Bonds, Refunding,
	6.250% due 10/1/17	1,268,119
2,670,000	Ohio State, Hospital Revenue Bonds, Series A,
	5.000% due 1/15/24	3,179,302

		6,878,324

	Oklahoma — 1.6%
5,750,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured),
	0.805% due 6/1/19	5,541,563

	Pennsylvania — 7.1%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73,
	5.000% due 12/1/20	2,914,750
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	276,905
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding),
	5.000% due 11/1/20	582,125
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 9/1/20	1,054,150
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 4/1/17	337,883
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	969,105
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 3/1/20	375,431
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	503,585

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	$250,063
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured) (Escrowed to Maturity),
	5.000% due 2/1/18	1,600,856
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	829,800
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A, (AGMC Insured State Aid Withholding), Prerefunded 12/1/16 @ 100,
	5.000% due 6/1/18	718,186
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured State Aid Withholding),
	5.000% due 9/1/17	1,577,580
4,725,000	Red Lion, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 5/1/22	5,096,054
6,265,000	Southcentral, PA, General Authority, Revenue Bonds, Series A, Prerefunded 12/1/18 @ 100,
	6.000% due 6/1/29	7,076,693

		24,163,166

	Rhode Island — 1.9%
5,000,000	Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/24	6,310,400

	South Carolina — 1.4%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B, (SCSDE Insured),
	5.000% due 5/1/26	4,924,752

	Tennessee — 0.3%
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,104,128

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Texas — 10.3%
$5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	$5,220,414
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,562,842
2,000,000	5.000% due 10/1/27	2,469,860
2,000,000	Houston, TX, Independent School District, General Obligation Limited, Series A-1, (PSF Guaranteed),
	3.000% due 6/1/39	2,004,520
3,500,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed),
	5.000% due 2/15/22	4,228,665
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed),
	5.000% due 2/15/21[2]	3,536,040
7,500,000	Texas State, General Obligation Unlimited, Refunding,
	5.000% due 10/1/23	9,395,550
2,675,000	Texas State, Municipal Power Agency, Revenue Bonds, Refunding,
	4.000% due 9/1/18	2,864,096
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,773,485

		35,055,472

	Virginia — 5.4%
5,020,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding),
	2.000% due 10/1/17	5,119,697
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding),
	5.000% due 10/1/24	1,925,865
4,040,000	Loudoun County, VA, Economic Development Authority, Public Facility Lease, Revenue Bonds,
	5.000% due 12/1/20	4,742,798

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)

$2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding,
	5.000% due 6/15/27	$3,464,076
3,060,000	Virginia Beach, VA, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding),
	4.000% due 2/1/18	3,241,030

		18,493,466

	Washington — 2.9%
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A,
	5.000% due 1/1/27	1,471,088
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed), Prerefunded 12/1/16 @ 100,
	5.000% due 12/1/18	2,052,540
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept),
	5.000% due 1/1/20	2,553,533
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E, Prerefunded 2/1/19 @ 100,
	5.000% due 2/1/20	3,664,533

		9,741,694

	Wisconsin — 1.2%
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100,
	5.000% due 5/1/26	17,384
3,485,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series B,
	5.000% due 5/1/26	4,038,941

		4,056,325

	TOTAL MUNICIPAL BONDS (Cost $324,630,959)	332,768,981

TOTAL INVESTMENTS (Cost $324,630,959)[3]	97.9%	$332,768,981
OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	7,309,385

NET ASSETS	100.0%	$340,078,366

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2016 — (Unaudited)

* Percentages indicated are based on net assets.
[1] Floating Rate Bond. Rate shown is as of April 30, 2016.
[2] When-issued security.
[3] Aggregate cost for federal tax purposes was $324,630,959.
Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SCSDE — South Carolina State Department of Education

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2016 — (Unaudited)

STATE DIVERSIFICATION

On April 30, 2016, State Diversification of the Porfolio was as follows :

	% of
	Net Assets	Value

STATE:
Florida	16.1%	$54,830,673
Texas	10.3	35,055,472
New York	9.6	32,647,119
Pennsylvania	7.1	24,163,166
Virginia	5.4	18,493,466
North Carolina	5.2	17,555,007
Maryland	4.8	16,473,969
Michigan	4.7	15,885,470
California	3.5	11,770,446
Washington	2.9	9,741,694
Minnesota	2.5	8,371,242
Georgia	2.3	7,829,450
Ohio	2.0	6,878,324
Rhode Island	1.9	6,310,400
New Mexico	1.8	6,250,923
Illinois	1.8	6,130,250
Louisiana	1.7	5,655,375
Kansas	1.7	5,632,919
Oklahoma	1.6	5,541,563
Massachusetts	1.6	5,510,980
Arizona	1.5	4,974,224
South Carolina	1.4	4,924,752
Wisconsin	1.2	4,056,325
Mississippi	1.2	4,016,626
Maine	1.1	3,813,454
Alaska	0.9	3,132,347
Missouri	0.7	2,495,320
Kentucky	0.7	2,227,560
Connecticut	0.4	1,296,337
Tennessee	0.3	1,104,128

TOTAL MUNICIPAL BONDS	97.9	$332,768,981

TOTAL INVESTMENTS	97.9%	$332,768,981

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2016, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2016. For the six months ended April 30, 2016, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

Federal Income Taxes: The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2015 remain subject to examination by the Internal Revenue Service.

On October 31, 2015, the tax year end of the Fund, the Portfolio had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:

	Expiring October 31,
					Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	(Short Term)	(Long Term)
Muni Intermediate Portfolio	$—	$—	$—	$—	$1,062,501	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

As of October 31, 2015, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Loss
	Undistributed	Undistributed	Undistributed	Unrealized	Carryforwards,	Other	Total
	Tax-exempt	Short-Term	Long-Term	Appreciation/	Post October	Temporary	Distributable
Portfolio	Income	Gain	Gain	(Depreciation)	Loss Deferrals	Differences	Earnings
Muni Intermediate Portfolio	$323,195	$—	$—	$4,898,465	$(1,062,501)	$—	$4,159,159

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2015, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.

As of October 31, 2015, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Muni Intermediate Portfolio	$4,131,187	$68,197	$1,384,939	$—

For the year ended October 31, 2015, permanent differences between financial and tax reporting, related primarily to distribution reallocations, were identified and reclassified among the components of the Portfolio’s net assets as follows:

	Accumulated Net	Net Realized
Portfolio	Investment Income	Gain (Loss)
Muni Intermediate Portfolio	$(30,713)	$30,713

Other: In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Fund Officer Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.

Effective January 1, 2016, the Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2016 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the six months ended April 30, 2016, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$91,807,041	$54,317,605

As of April 30, 2016, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$8,535,708	$397,686	$8,138,022

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

4.	Shares of Beneficial Interest

The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended		Year Ended
	04/30/16		10/31/15
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	5,032,001	$55,579,998	7,554,052	$82,848,475
Issued as reinvestment of dividends	—	—	132,029	1,447,033
Redeemed	(1,726,342)	(19,093,110)	(4,349,004)	(47,631,109)

Net increase	3,305,659	$36,486,888	3,337,077	$36,664,399

As of April 30, 2016, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of April 30, 2016.

5.	Recently Issued Accounting Pronouncements

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-17”). This is an update to Fair Value Measurement Topic 820. Under the amendments in this ASU, investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. ASU 2015-17 is effective for financial statements issued for fiscal years beginning after December15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes may have, if any, on the Fund’s financial statements.

6.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2016 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor
          Glenmede Investment Management LP
          One Liberty Place
          1650 Market Street, Suite 1200
          Philadelphia, Pennsylvania 19103
Administrator
          State Street Bank and Trust Company
          One Lincoln Street
          Boston, Massachusetts 02111
Custodian
          State Street Bank and Trust Company
          One Lincoln Street
          Boston, Massachusetts 02111
Legal Counsel
          Drinker Biddle & Reath LLP
          One Logan Square
          Suite 2000
          Philadelphia, Pennsylvania 19103-6996
Distributor
          Quasar Distributors, LLC.
          615 East Michigan Street
          Milwaukee, Wisconsin 53202
Independent Auditors
          PricewaterhouseCoopers LLP
          125 High Street
          Boston, Massachusetts 02110
Investment Sub-Advisor
          (for High Yield Municipal Portfolio)
          Capital Guardian Trust Company
          333 South Hope Street
          Los Angeles, California 90071

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2.	Code of Ethics.
     Not applicable.

Item 3.	Audit Committee Financial Expert.
     Not applicable.

Item 4.	Principal Accountant Fees and Services.
     Not applicable.

Item 5.	Audit Committee of Listed Registrants.
     Not applicable.

Item 6.	Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.
     Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)
Date July 8, 2016
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date July 8, 2016
/s/ Kent E. Weaver
Kent E. Weaver
Treasurer
(Principal Financial Officer)

Date July 8, 2016